UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Lawrence Davanzo, President

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401-1085

(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

LARGE COMPANY GROWTH PORTFOLIO

LARGE COMPANY VALUE PORTFOLIO

SMALL COMPANY GROWTH PORTFOLIO

SMALL COMPANY VALUE PORTFOLIO

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO

December 31, 2006

www.wilfunds.com

Wilshire Mutual Funds, Inc.

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by PFPC Distributors, Inc.

Dear Wilshire Mutual Funds Shareholder,

We are pleased to present this Annual report to all shareholders of the Wilshire Mutual Funds, Inc. This report covers the year ended December 31, 2006 (the “Period”), for all share classes of the Large Company Growth, Large Company Value, Small Company Growth, Small Company Value and Dow Jones Wilshire 5000 Index Portfolio.

MARKET ENVIRONMENT

U.S. GDP growth slowed progressively during the year. The latest GDP figure showed annualized growth in GDP of 2.0% for the 3rd quarter of 2006, lower than the 5.6% and 2.6% annualized growth figures recorded for the 1st and 2nd quarter of the year, respectively. Data from the U.S. Department of Labor suggested further strengthening of the labor market. Non-farm payrolls increased by 167,000 in December; and the unemployment rate fell from 4.9% to 4.5% over the year. The Consumer Price Index (“CPI”) climbed by 2.5% for the year, the best showing since 2003 and nearly a full percentage point lower than the 3.4% jump in 2005. The CPI report showed that core inflation, which excludes energy and food costs, rose 2.6% last year, compared with 2.2% gains in both 2004 and 2005. It was the highest increase since a 2.7% jump in 2001.

The U.S. stock market posted its fourth consecutive annual advance in 2006, with the Dow Jones Wilshire 5000 Index up 15.77%. A fifth straight year of double-digit corporate earnings growth and an active mergers and acquisitions environment, fueled in large part by record levels of private equity buyouts, encouraged equity investors to push stocks higher.

Despite concerns of volatile energy prices, higher short-term interest rates, and declining home building activities, investors benefited from a strong 4th quarter rally in the broad U.S. equity market. The market rose 7.2% in the last three months of the year, the strongest quarterly return in two years.

The U.S. equity market advance was led by small cap stocks, whose outperforming trend against large cap stocks was extended to eight consecutive years. The Dow Jones Wilshire Small Cap Index returned 16.99% for the year, outperforming the Dow Jones Wilshire Large Cap Index by 1.37% for the same period. The investment environment for growth investors remained challenging. Healthcare and technology, the traditional growth sectors of the economy lagged behind the more cyclical sectors of Energy and Materials. As a result, the 9.71% return of the Dow Jones Wilshire Top 2500 Growth Index trailed the Dow Jones Wilshire Top 2500 Value Index by 11.93% for the year.

The bond market returns improved in 2006, returning 4.33% as compared to the 2.43% return from the previous year. Bond investors experienced positive returns during the second half of the year as the Fed paused from its interest rate tightening campaign and left short-term interest rate unchanged. After raising the key Fed Funds rate four times in the first six months of the year by a total of 1% from 4.25% to 5.25%, the Fed refrained from further rate hikes for the rest of the year on concerns of rapidly slowing economy. The stability in short-term interest rates served as catalyst for positive bond returns in the latter part of the year.

International equities continued the out-performance against U.S. equities for the fourth consecutive year. Measured in U.S. dollar terms, the MSCI AC World ex. U.S. Index returned 26.65% for the Period, handily outpacing the 15.77% return for the Dow Jones Wilshire 5000 Index. Strong economic growth and higher energy prices boosted returns of emerging markets around the globe. Emerging markets, as measured by the MSCI Emerging Market Index, advanced 32.16% for the Period.

FUND PERFORMANCE OVERVIEW*

Wilshire is pleased to discuss the results with our shareholders. With the exception of the Large Company Growth Portfolio, the remaining four funds posted double-digit returns for the Period. The Large Company Value and the Small Company Value portfolios returned 18.49% and 19.64%, respectively, for the Period. Collectively, value stocks provided the most robust returns for equity investors as value stocks continued their dominance over growth stocks. The Small Company Growth Portfolio returned 11.12% for the Period. Despite general optimism concerning a market rebound by growth stocks in 2006, growth stocks lagged value stocks for the seventh consecutive year. The Large Company Growth Portfolio gained 4.96% for the Period, in a challenging environment for large growth stocks. The Dow Jones Wilshire 5000 Index Portfolio, which is designed to provide investors with the broadest U.S. equity market exposure gained 14.46% for the Period.

Sincerely,

Lawrence E. Davanzo, President

*	The performance stated is for Investment Class Shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance quoted to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

LARGE COMPANY GROWTH PORTFOLIO COMMENTARY

INVESTMENT CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/06	4.96%
Five Years Ended 12/31/06	3.74%
Ten Years Ended 12/31/06	7.75%

Comparison of Change in Value of $10,000 Investment in Shares of

Large Company Growth Portfolio and the Russell 1000 Growth Index

through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with high price-to-book ratios and high forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Investment Class annual operating expense ratio is 1.34% as of 12/31/06.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2006, waivers were less than 0.01% of average net assets. Without such waivers and reimbursements, historical total returns would have been lower.

Large Company Growth Portfolio COMMENTARY - (CONTINUED)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/06	5.35%
Five Years Ended 12/31/06	4.09%
Ten Years Ended 12/31/06	8.05%

Comparison of Change in Value of $10,000 Investment in Shares of

Large Company Growth Portfolio and the Russell 1000 Growth Index through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with high price-to-book ratios and high forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Institutional Class annual operating expense ratio is 0.98% as of 12/31/06.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2006, waivers were less than 0.01% of average net assets. Without such waivers and reimbursements, historical total returns would have been lower.

LARGE COMPANY GROWTH PORTFOLIO COMMENTARY - (CONTINUED)

Investment Class Shares of the Large Company Growth Portfolio (the “Portfolio”) returned 4.96% while the Institutional Share Class returned 5.35% for the 12-month period ended December 31, 2006 (the “Period”). The Period marked the fourth consecutive year of positive returns for the Portfolio. The Portfolio underperformed its benchmark, the Russell 1000 Growth Index, which returned 9.07% for the same Period.

For the seventh consecutive year, large growth stocks finished behind its value counterparts. Over the seven-year period, value stocks’ annualized return of 7.79% is 12.66% above the annualized return of (4.87)% for growth stocks. For the Period, the Russell 1000 Growth Index returned 9.07% while the Russell 1000 Value Index gained 22.21%. In the growth stock spectrum, smaller growth companies outperformed larger growth companies. Compared to the 9.07% return for the larger growth companies comprised in the Russell 1000 Growth Index, the Russell 2000 Growth Index, which represents smaller growth companies returned 13.35% for the Period.

The Portfolio stayed true to its growth objectives and benefited from holding a handful of slightly smaller growth companies in its portfolio. The Portfolio also participated in the industries where returns were strongest, such as Industrials, Transportation, Energy, and Basic Materials. While most of the Portfolio’s holdings posted positive returns, a handful of core holdings detracted the Portfolio’s performance. Among the greatest detractors of performance for 2006 were a couple of leading performance contributors from the previous year. Posting strong positive returns in 2005, Sandisk Corp. and Genetech, Inc. declined 59% and 14%, respectively, during 2006. While valuations have improved, technology and biotechnology segments of the market continue to be challenging.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Portfolio holdings subject to change. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 companies with high price-to-book ratios and high forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

LARGE COMPANY GROWTH PORTFOLIO COMMENTARY - (CONTINUED)

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2006)

*	Based on percent of Portfolio’s total investments in securities market value.

LARGE COMPANY VALUE PORTFOLIO COMMENTARY

INVESTMENT CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/06	18.49%
Five Years Ended 12/31/06	9.23%
Ten Years Ended 12/31/06	9.17%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Large Company Value Portfolio and the Russell 1000 Value Index

through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 1000 Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Investment Class annual operating expense ratio is 1.39% as of 12/31/06.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2006, waivers were less than 0.01% of average net assets. Without such waivers and reimbursements, historical total returns would have been lower.

LARGE COMPANY VALUE PORTFOLIO COMMENTARY - (CONTINUED)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/06	18.94%
Five Years Ended 12/31/06	9.54%
Ten Years Ended 12/31/06	9.43%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Large Company Value Portfolio and the Russell 1000 Value Index

through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 1000 Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Institutional Class annual operating expense ratio is 1.08% as of 12/31/06.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2006, waivers were less than 0.01% of average net assets. Without such waivers and reimbursements, historical total returns would have been lower.

LARGE COMPANY VALUE PORTFOLIO COMMENTARY - (CONTINUED)

Investment Class Shares of the Large Company Value Portfolio (the “Portfolio”) rose 18.49% while Institutional Class shares gained 18.94% over the 12-month period ended December 31, 2006 (the “Period”). The Period marked the fourth consecutive year of positive returns for the Portfolio. Both classes of the Portfolio underperformed the benchmark, the Russell 1000 Value Index, which surged 22.21% over the Period.

Once again, value stocks strongly outperformed growth counterparts for yet another year. Value stocks have outperformed growth stocks for seven consecutive years since year 2000. Over the seven-year period, value stocks’ annualized return of 7.79% is 12.66% above the annualized return of (4.87)% for growth stocks. Between value stocks, larger value companies underperformed smaller value companies over the Period as the Russell 2000 Value Index returned 1.27% more than the Russell 1000 Value Index.

The Portfolio’s underperformance is primarily attributable to its industry exposures. Despite higher short-term interest rates and volatilities in energy prices, Real Estate and Energy were the two top performing industries in the market over the Period. The Portfolio’s performance was detracted by its underweighting to companies in Real Estate, Energy, and Telecom combined with its overweighting to Insurance companies.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Portfolio holdings subject to change. The Russell 1000 Value Index is an unmanaged index that measures the performance of the largest 1,000 companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2006)

*	Based on percent of Portfolio’s total investments in securities market value.

SMALL COMPANY GROWTH PORTFOLIO COMMENTARY

INVESTMENT CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/06	11.12%
Five Years Ended 12/31/06	9.71%
Ten Years Ended 12/31/06	6.73%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Small Company Growth Portfolio and the Russell 2000 Growth Index

through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 2000 Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Investment Class annual operating expense ratio is 1.43% as of 12/31/06.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2006, fees totaling 0.62% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

SMALL COMPANY GROWTH PORTFOLIO COMMENTARY - (CONTINUED)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/06	11.46%
Five Years Ended 12/31/06	9.97%
Ten Years Ended 12/31/06	6.94%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Small Company Growth Portfolio and the Russell 2000 Growth Index

through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 2000 Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Institutional Class annual operating expense ratio is 1.15% as of 12/31/06.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2006, fees totaling 0.62% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

SMALL COMPANY GROWTH PORTFOLIO COMMENTARY - (CONTINUED)

The Small Company Growth Portfolio’s Investment Class Shares (the “Portfolio”) returned 11.12%, while Institutional Class Shares returned 11.46% for the 12-month period ended December 31, 2006 (the “Period”). The Portfolio delivered another year of positive returns to investors though its 11.40% return underperformed the 13.35% return for the Russell 2000 Growth Index over the Period.

For the Period, small growth companies performed much better relative to large growth companies as the Russell 2000 Growth Index outperformed the Russell 1000 Growth Index by 4.28% in 2006. Despite the double digit returns posted by small growth companies, small value companies were much better in 2006 returning 23.48%.

The Portfolio benefited from a quality bias as it focused on holding more companies with sustainable growth and fewer speculative growth companies in its portfolio. The Portfolio also participated in the industries where returns were strongest, such as Real Estate, Industrials, Transportation, and Basic Materials. The Portfolio’s performance was hampered by a handful of companies in its widely diversified portfolio. Investment environment for companies within the Technology sector continued to be challenging as the Portfolio’s holdings in Multi Fineline Electronics, Avid Technology, and Blue Coat Systems were among the main detractors of performance.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. Portfolio holdings subject to change. The Russell 2000 Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2006)

*	Based on percent of Portfolio’s total investments in securities market value.

SMALL COMPANY VALUE PORTFOLIO COMMENTARY

INVESTMENT CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/06	19.64%
Five Years Ended 12/31/06	14.21%
Ten Years Ended 12/31/06	10.86%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Small Company Value Portfolio and the Russell 2000 Value Index

through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 2000 Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Investment Class annual operating expense ratio is 1.31% as of 12/31/06.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2006, fees totaling 0.60% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

SMALL COMPANY VALUE PORTFOLIO COMMENTARY - (CONTINUED)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/06	20.05%
Five Years Ended 12/31/06	14.55%
Ten Years Ended 12/31/06	11.11%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Small Company Value Portfolio and the Russell 2000 Value Index

through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 2000 Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Institutional Class annual operating expense ratio is 1.02% as of 12/31/06.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2006, fees totaling 0.60% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

SMALL COMPANY VALUE PORTFOLIO COMMENTARY - (CONTINUED)

The Small Company Value Portfolio’s Investment Class Shares (the “Portfolio”) gained 19.64% while Institutional Class Shares gained 20.05% during the 12-month period ended December 31, 2006 (the “Period”). The Portfolio delivered investors with strong positive returns though it underperformed the 23.48% return of the Russell 2000 Value Index. Small value companies were the strongest segment in the U.S. market.

For the third year in a row, small value stocks outperformed small growth stocks. Small growth stocks as measured by the Russell 2000 Growth Index returned 13.35% for the same period, trailing small value stocks by 10.13%. Small value companies also outperformed large value companies over the period though by a thinner margin of 1.27%.

Despite rising short-term interest rates and significant volatilities in energy and material prices, Real Estate, Utilities, and Energy were among the top performing industrial sectors within the small value universe. Technology continued to be a difficult sector for value investors. The Portfolio benefited from overall strong stock selection. Within the strong performing sectors, i.e. Real Estate, Utilities, and Energy, top contributors include Trammell Crow Co., Acergy SA and Harvest Natural Resources. These three stocks among a handful of companies in the Portfolio advanced more than 50% for the year. Positive contribution from stock selection was offset by the negative impact of the Portfolio’s relative overweighting to the Technology sector, which hampered the Portfolio’s overall performance for the Period.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. Portfolio holdings subject to change. The Russell 2000 Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

SMALL COMPANY VALUE PORTFOLIO COMMENTARY - (CONTINUED)

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2006)

*	Based on percent of Portfolio’s total investments in securities market value.

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO COMMENTARY

INVESTMENT CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/06	14.46%
Five Years Ended 12/31/06	6.51%
Inception (2/1/99) through 12/31/06	3.15%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Dow Jones Wilshire 5000 Index Portfolio and the Dow Jones Wilshire 5000 Index

through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Dow Jones Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Investment Class annual operating expense ratio is 0.74% as of 12/31/06.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2006, waivers were less than 0.01% of average net assets. Without such waivers and reimbursements, total returns since inception would have been lower.

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO COMMENTARY - (CONTINUED)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/06	14.66%
Five Years Ended 12/31/06	6.80%
Inception (2/1/99) through 12/31/06	3.43%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Dow Jones Wilshire 5000 Index Portfolio and the Dow Jones Wilshire 5000 Index

through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Dow Jones Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Institutional Class annual operating expense ratio is 0.47% as of 12/31/06.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2006, waivers were less than 0.01% of average net assets. Without such waivers and reimbursements, total returns since inception would have been lower.

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO COMMENTARY - (CONTINUED)

QUALIFIED CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/06	14.18%
Five Years Ended 12/31/06	6.37%
Inception (5/10/00) through 12/31/06	2.19%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Dow Jones Wilshire 5000 Index Portfolio and the Dow Jones Wilshire 5000 Index

through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Dow Jones Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Qualified Class annual operating expense ratio is 0.83% as of 12/31/06.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2006, waivers were less than 0.01% of average net assets. Without such waivers and reimbursements, total returns since inception would have been lower.

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO COMMENTARY - (CONTINUED)

HORACE MANN CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/06	14.32%
Five Years Ended 12/31/06	6.44%
Inception (12/10/99) through 12/31/06	3.51%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Dow Jones Wilshire 5000 Index Portfolio and the Dow Jones Wilshire 5000 Index

through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Dow Jones Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Horace Mann Class annual operating expense ratio is 0.77% as of 12/31/06.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2006, waivers were less than 0.01% of average net assets. Without such waivers and reimbursements, total returns since inception would have been lower.

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO COMMENTARY - (CONTINUED)

Investment Class Shares of the Dow Jones Wilshire 5000 Index Portfolio (the “Portfolio”) returned 14.46% while Institutional Class Shares gained 14.66% for the 12-month period ended December 31, 2006 (the “Period”). The Period marked the fourth consecutive year of positive returns for the Portfolio and the U.S. equity market. The Portfolio’s benchmark, the Dow Jones Wilshire 5000 Index gained 15.77% for the Period. All classes of the Portfolio underperformed the benchmark.

Plagued by high energy prices, higher short-term interest rates, and declining home building activities, 2006 ended on a strong note as the broad U.S. equity market advanced more than 7% in the fourth quarter and finished the year in double digit returns. For most of the year, the Fed continued its rate hiking campaign, raising the key Fed Funds rate four times from 4.25% to 5.25%. The Period ended with an inverted yield curve despite the Fed’s pause in raising rates in the 4th quarter. Gross Domestic Product (GDP) growth slowed throughout the year from 5.6% in the 1st quarter to 2.0% in the 3rd quarter. Energy prices remained high and volatile throughout the Period. Rebounding in the 4th quarter, oil prices from the high levels of volatility experienced earlier in the year closed at $61 per barrel, down more than 20% from its all-time high near $78 in August.

The Portfolio’s underperformance during the year can be attributed to underweighting a number of the securities that performed significantly well, particularly in the Consumer Discretionary and Information Technology sectors. And the Portfolio did not hold some of the top performing financial companies such as American Real Estate Partner, BlackRock, Inc. and First Marblehead Corp. which detracted from performance as the securities each returned 124.2%, 41.7%, and 151.9%, respectively. However, the Portfolio benefited from its slight tilt towards more attractively priced securities, but it was not enough to offset the security selection in the Portfolio for the year.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Portfolio holdings subject to change. The Dow Jones Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO COMMENTARY - (CONTINUED)

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2006)

*	Based on percent of Portfolio’s total investments in securities market value.

WILSHIRE MUTUAL FUNDS, INC. DISCLOSURE OF FUND EXPENSES For the Six Month Period Ended December 31, 2006

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return for the past six month period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

WILSHIRE MUTUAL FUNDS, INC. DISCLOSURE OF FUND EXPENSES - (Continued) For the Six Month Period Ended December 31, 2006

	Beginning Account Value 07/01/06	Ending Account Value 12/31/06	Expense Ratio (1)	Expenses Paid During Period 07/01/06 —12/31/06 (2)
Large Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,063.80	1.36%	$7.07
Institutional Class	$1,000.00	$1,065.70	1.00%	$5.21
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.35	1.36%	$6.92
Institutional Class	$1,000.00	$1,020.16	1.00%	$5.09

Large Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,132.50	1.39%	$7.47
Institutional Class	$1,000.00	$1,134.30	1.09%	$5.86
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.20	1.39%	$7.07
Institutional Class	$1,000.00	$1,019.71	1.09%	$5.55

Small Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,067.00	1.50%	$7.81
Institutional Class	$1,000.00	$1,068.80	1.22%	$6.36
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.64	1.50%	$7.63
Institutional Class	$1,000.00	$1,019.06	1.22%	$6.21

Small Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,078.40	1.24%	$6.50
Institutional Class	$1,000.00	$1,080.50	1.01%	$5.30
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.95	1.24%	$6.31
Institutional Class	$1,000.00	$1,020.11	1.01%	$5.14

Dow Jones Wilshire 5000 Index Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,114.10	0.69%	$3.68
Institutional Class	$1,000.00	$1,114.00	0.45%	$2.40
Qualified Class	$1,000.00	$1,111.40	0.81%	$4.31
Horace Mann Class	$1,000.00	$1,112.70	0.73%	$3.89
Hypothetical 5% Return
Investment Class	$1,000.00	$1,021.73	0.69%	$3.52
Institutional Class	$1,000.00	$1,022.94	0.45%	$2.29
Qualified Class	$1,000.00	$1,021.12	0.81%	$4.13
Horace Mann Class	$1,000.00	$1,021.53	0.73%	$3.72

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS	December 31, 2006

Shares		Value
COMMON STOCK — 99.8%

Consumer Discretionary — 12.6%
24,769	Amazon.com, Inc.†	$977,385
53,250	American Eagle Outfitters	1,661,933
19,556	Apollo Group, Inc., Class A†	762,097
21,900	Autoliv, Inc.	1,320,570
67,500	Autonation, Inc.†	1,439,100
7,600	Best Buy Co., Inc.	373,844
24,200	Big Lots, Inc.†	554,664
24,553	Cablevision Systems Corp., Class A	699,269
67,749	CBS Corp., Class B	2,112,414
23,700	Choice Hotels International, Inc.	997,770
82,266	Circuit City Stores, Inc.	1,561,409
74,200	Comcast Corp., Class A†	3,140,886
49,900	Darden Restaurants, Inc.	2,004,483
38,200	Dillard’s, Inc., Class A	1,335,854
25,200	DIRECTV Group, Inc. (The)†	628,488
7,200	Harman International Industries, Inc.	719,352
5,300	Home Depot, Inc.	212,848
6,300	IAC/InterActiveCorp.†	234,108
175,000	International Game Technology	8,085,000
13,370	Jarden Corp.†	465,142
19,400	Johnson Controls, Inc.	1,666,848
49,300	Marriott International, Inc., Class A	2,352,596
37,900	McGraw-Hill Cos., Inc. (The)	2,577,958
130,000	MGM Mirage†	7,455,500
1,400	Nutri/System, Inc.†	88,746
68,127	Office Depot, Inc.†	2,600,408
39,353	OfficeMax, Inc.	1,953,876
5,300	R.H. Donnelley Corp.†	332,469
25,420	Saks, Inc.	452,984
350,000	Staples, Inc.	9,345,000
78,400	Starbucks Corp.†	2,776,928
4,200	Target Corp.	239,610
1,560	Tiffany & Co.	61,214
211,379	Time Warner, Inc.	4,603,835
25,800	TJX Cos., Inc.	735,816
15,600	United Auto Group, Inc.	367,692
82,900	Walt Disney Co. (The)	2,840,983
115,000	Weight Watchers International, Inc.	6,040,950
9,200	Wendy’s International, Inc.	304,428
800	Yum! Brands, Inc.	47,040

		76,131,497

Consumer Staples — 10.4%
29,195	Altria Group, Inc.	2,505,515
15,366	Anheuser-Busch Cos., Inc.	756,007
20,600	Archer-Daniels-Midland Co.	658,376
78,497	Avon Products, Inc.	2,593,541
76,600	Coca-Cola Co. (The)	3,695,950
17,300	Colgate-Palmolive Co.	1,128,652
51,800	Costco Wholesale Corp.	2,738,666
28,666	CVS Corp.	886,066
29,900	Dean Foods Co.†	1,264,172
29,900	Energizer Holdings, Inc.†	2,122,601
60	Estee Lauder Cos., Inc.(The), Class A	2,449
22,900	General Mills, Inc.	1,319,040
8,530	HJ Heinz Co.	383,935
831	Kellogg Co.	41,600
22,900	Kroger Co. (The)	528,303
6,173	Molson Coors Brewing Co., Class B	471,864
57,000	PepsiCo, Inc.	3,565,350
199,185	Procter & Gamble Co.	12,801,620
34,500	Safeway, Inc.	1,192,320
33,111	Tyson Foods, Inc., Class A	544,676
36,100	UST, Inc.	2,101,020

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Consumer Staples (continued)
210,850	Walgreen Co.	$9,675,907
254,149	Wal-Mart Stores, Inc.	11,736,601

		62,714,231

Energy — 2.2%
3,200	Baker Hughes, Inc.	238,912
7,946	ConocoPhillips	571,715
25,900	Devon Energy Corp.	1,737,372
91,600	Exxon Mobil Corp.	7,019,308
11,000	Holly Corp.	565,400
8,000	Marathon Oil Corp.	740,000
20,000	Overseas Shipholding Group	1,126,000
19,000	Schlumberger, Ltd.	1,200,040
4,300	Tidewater, Inc.	207,948

		13,406,695

Financials — 10.8%
4,800	AMBAC Financial Group, Inc.	427,536
12,400	American Express Co.	752,308
63,600	AmeriCredit Corp.†	1,600,812
33,800	Ameriprise Financial, Inc.	1,842,100
16,896	CB Richard Ellis Group, Inc., Class A†	560,947
106,000	Charles Schwab Corp. (The)	2,050,040
20,500	Chicago Mercantile Exchange Holdings, Inc., Class A	10,449,875
23,484	Commerce Bancorp, Inc.	828,281
47,400	Countrywide Financial Corp.	2,012,130
1,784	Eaton Vance Corp.	58,890
23,679	Fannie Mae	1,406,296
17,965	Federated Investors, Inc., Class B	606,858
5,993	Fidelity National Financial, Inc., Class A	143,113
9,300	Freddie Mac	631,470
100	General Growth Properties, Inc.	5,223
12,379	Hartford Financial Services Group, Inc.	1,155,084
1	Hudson City Bancorp, Inc.	14
88,000	IntercontinentalExchange, Inc.†	9,495,200
19,600	Janus Capital Group, Inc.	423,164
10,100	Jones Lang LaSalle, Inc.	930,917
46,000	JPMorgan Chase & Co.	2,221,800
14,500	Lehman Brothers Holdings, Inc.	1,132,740
25,215	MBIA, Inc.	1,842,208
192,306	Moody’s Corp.	13,280,652
23,600	Morgan Stanley	1,921,748
559	Nationwide Financial Services, Class A	30,298
4,000	Principal Financial Group, Inc.	234,800
69,708	Progressive Corp. (The)	1,688,328
5,300	Public Storage, Inc.	516,750
10,468	Realogy Corp.†	317,390
13,600	SEI Investments Co.	810,016
8,100	SL Green Realty Corp.	1,075,518
33,958	T. Rowe Price Group, Inc.	1,486,341
73,225	TD Ameritrade Holding Corp.	1,184,780
51,258	UnumProvident Corp.	1,065,141
34,500	W.R. Berkley Corp.	1,190,595

		65,379,363

Health Care — 17.5%
26,520	Abbott Laboratories	1,291,789
21,784	Abraxis BioScience, Inc.†	595,575
75,000	Allergan, Inc.	8,980,500
49,200	AmerisourceBergen Corp.	2,212,032
118,341	Amgen, Inc.†	8,083,874

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Health Care (continued)
18,300	Amylin Pharmaceuticals, Inc.†	$660,081
63,500	Applera Corp.—Applied Biosystems Group	2,329,815
5,000	Bard (C.R.), Inc.	414,850
21,400	Becton Dickinson & Co.	1,501,210
13,700	Biogen Idec, Inc.†	673,903
32,391	Cardinal Health, Inc.	2,086,952
88,745	Caremark Rx, Inc.	5,068,227
43,600	Celgene Corp.†	2,508,308
2,434	Cigna Corp.	320,241
7,000	Dentsply International, Inc.	208,950
28,600	Eli Lilly & Co.	1,490,060
38,500	Emdeon Corp.†	477,015
29,200	Forest Laboratories, Inc.†	1,477,520
169,288	Genentech, Inc.†	13,734,336
59,441	Genzyme Corp.†	3,660,377
400	Hospira, Inc.†	13,432
39,100	Humana, Inc.†	2,162,621
178,828	Johnson & Johnson	11,806,225
34,800	King Pharmaceuticals, Inc.†	554,016
43,500	McKesson Corp.	2,205,450
74,040	Medtronic, Inc.	3,961,880
70,300	Merck & Co., Inc.	3,065,080
3,700	PerkinElmer, Inc.	82,251
83,827	Pfizer, Inc.	2,171,119
2,860	Thermo Fisher Scientific, Inc.†	129,529
195,000	UnitedHealth Group, Inc.	10,477,350
17,600	Waters Corp.†	861,872
20,474	Wyeth	1,042,536
122,700	Zimmer Holdings, Inc.†	9,617,226

		105,926,202

Industrials — 12.8%
27,750	3M Co.	2,162,558
63,498	AGCO Corp.†	1,964,628
26,009	American Standard Cos., Inc.	1,192,513
4,372	Avery Dennison Corp.	296,990
3,747	Avis Budget Group, Inc.	81,272
55,095	Boeing Co.	4,894,640
35,952	Burlington Northern Santa Fe Corp.	2,653,617
23,700	Caterpillar, Inc.	1,453,521
4,136	Con-way, Inc.	182,149
4,000	Corrections Corp. of America†	180,920
72,500	CSX Corp.	2,496,175
15,200	DRS Technologies, Inc.	800,736
165,000	Expeditors International Washington, Inc.	6,682,500
19,280	FedEx Corp.	2,094,194
11,940	GATX Corp.	517,360
220,093	General Electric Co.	8,189,661
16,700	Goodrich Corp.	760,685
46,400	Honeywell International, Inc.	2,099,136
6,400	Illinois Tool Works, Inc.	295,616
6,400	ITT Corp.	363,648
9,900	Laidlaw International, Inc.	301,257
5,800	Lockheed Martin Corp .	534,006
32,000	Manpower, Inc.	2,397,760
51,300	Norfolk Southern Corp.	2,579,877
32,500	Northrop Grumman Corp.	2,200,250
8,900	Paccar, Inc.	577,610
8,700	Pall Corp.	300,585
42,900	Pitney Bowes, Inc.	1,981,551
21,500	Precision Castparts Corp.	1,683,020
9,100	Raytheon Co.	480,480
9,700	Republic Services, Inc.	394,499
4,000	Steelcase, Inc., Class A	72,640
9,100	Swift Transportation Co., Inc.†	239,057
29,300	Terex Corp.†	1,892,194
18,151	Textron, Inc.	1,702,019
21,902	Timken Co.	639,100
24,600	Tyco International, Ltd.	747,840

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Industrials (continued)
2,000	Union Pacific Corp.	$184,040
169,944	United Parcel Service, Inc., Class B	12,742,401
8,800	United Rentals, Inc.†	223,784
50,500	United Technologies Corp.	3,157,260
58,400	Waste Management, Inc.	2,147,368
12,300	WESCO International, Inc.†	723,363
1,394	YRC Worldwide, Inc.†	52,596

		77,317,076

Information Technology — 28.0%
28,000	Agere Systems, Inc.†	536,760
14,294	Amphenol Corp., Class A	887,371
33,916	Analog Devices, Inc.	1,114,819
2,500	Apple Computer, Inc.†	212,100
3,050	Applied Materials, Inc.	56,272
100	Arrow Electronics, Inc.†	3,155
100	Atmel Corp.†	605
10,400	AVX Corp.	153,816
513,384	Cisco Systems, Inc.†	14,030,785
16,902	Citrix Systems, Inc.†	457,199
37,900	Computer Sciences Corp.†	2,022,723
21,353	Corning, Inc.†	399,515
42,848	Cypress Semiconductor Corp.†	722,846
20,811	Dell, Inc.†	522,148
1,958	Diebold, Inc.	91,243
306,379	eBay, Inc.†	9,212,816
27,490	EMC Corp.†	362,868
80	Fidelity National Information Services, Inc.	3,207
70,000	First Data Corp.	1,786,400
36,420	Google, Inc., Class A†	16,770,682
12,994	Hewitt Associates, Inc., Class A†	334,595
109,400	Hewlett-Packard Co.	4,506,186
257,720	Intel Corp.	5,218,830
40,417	International Business Machines Corp.	3,926,512
31	International Rectifier Corp.†	1,194
91,800	Intersil Corp., Class A	2,195,856
306,900	Intuit, Inc.†	9,363,519
27,564	Jabil Circuit, Inc.	676,696
28,690	Juniper Networks, Inc.†	543,389
1,700	KLA-Tencor Corp.	84,575
4,100	Lam Research Corp.†	207,542
33,400	Lexmark International, Inc., Class A†	2,444,880
17,077	Linear Technology Corp.	517,775
18,362	McAfee, Inc.†	521,114
7,000	MEMC Electronic Materials, Inc.†	273,980
3,928	Mettler-Toledo International, Inc.†	309,723
157,300	Micron Technology, Inc.†	2,195,908
588,166	Microsoft Corp.	17,562,637
120,200	Motorola, Inc.	2,471,312
17,300	Network Appliance, Inc.†	679,544
66,600	Novellus Systems, Inc.†	2,292,372
24,500	Oracle Corp.†	419,930
195,000	Paychex, Inc.	7,710,300
15,100	Polycom, Inc.†	466,741
329,867	QUALCOMM, Inc.	12,465,674
37,000	Research In Motion, Ltd.†	4,727,860
170,000	SanDisk Corp.†	7,315,100
355,000	Seagate Technology	9,407,500
385,982	Sun Microsystems, Inc.†	2,092,022
89,500	Symantec Corp.†	1,866,075
104,078	Synopsys, Inc.†	2,782,005
34,498	Tech Data Corp.†	1,306,439
18,500	Teradyne, Inc.†	276,760
146,118	Texas Instruments, Inc.	4,208,198
100	Unisys Corp.†	784
28,352	VeriSign, Inc.†	681,866
57,400	Western Digital Corp.†	1,174,404

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Information Technology (continued)
238,100	Western Union Co. (The)	$5,338,202
65,560	Yahoo!, Inc.†	1,674,402

		169,589,731

Materials — 3.4%
15,900	Ashland, Inc.	1,099,962
14,596	Cabot Corp.	635,948
83,166	Dow Chemical Co. (The)	3,321,650
19,187	FMC Corp.	1,468,765
10,303	Huntsman Corp.†	195,448
12,064	International Flavors & Fragrances, Inc.	593,066
61,500	Monsanto Co.	3,230,595
7,600	Newmont Mining Corp.	343,140
14,500	Nucor Corp.	792,570
31,666	Owens-Illinois, Inc.†	584,237
125,000	Praxair, Inc.	7,416,250
15,200	Southern Copper Corp.	819,128

		20,500,759

Telecommunication Services — 1.2%
24,500	CenturyTel, Inc.	1,069,670
105,316	Level 3 Communications, Inc.†	589,770
4,300	NII Holdings, Inc.†	277,092
142,104	Qwest Communications International, Inc.†	1,189,410
206,157	Sprint Nextel Corp.	3,894,306

		7,020,248

Utilities — 0.9%
1,880	Exelon Corp.	116,353
6,749	FPL Group, Inc.	367,281
24,600	ONEOK, Inc.	1,060,752
29,300	PG&E Corp.	1,386,769
49,500	TXU Corp.	2,683,395

		5,614,550

Total Investments — 99.8%
(Cost $ 491,183,785)	603,600,352
Other Assets & Liabilities, Net — 0.2%	1,015,572

NET ASSETS — 100.0%	$604,615,924

FUTURES CONTRACTS—LONG POSITIONS

Number of Contracts		Unrealized Appreciation
4	CME E-Mini S&P 500, Expires March 2007	$642

†	Non-income producing security.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS	December 31, 2006

Shares		Value
COMMON STOCK — 96.2%

Consumer Discretionary — 10.3%
2,100	Autoliv, Inc.	$126,630
7,700	Autozone, Inc.†	889,812
1,200	Black & Decker Corp.	95,964
1,300	BorgWarner, Inc.	76,726
10,000	Cablevision Systems Corp., Class A	284,800
15,702	CBS Corp., Class B(a)	489,588
6,700	Comcast Corp., Class A†(a)	283,611
1,900	DaimlerChrysler AG	116,679
1,700	Dillard’s, Inc., Class A	59,449
1,300	Dollar Tree Stores, Inc.†	39,130
5,700	Gap, Inc. (The)	111,150
800	Harman International Industries, Inc.	79,928
15,000	Home Depot, Inc.	602,400
497	Idearc, Inc.†	14,239
6,300	Interpublic Group of Cos., Inc.†	77,112
9,798	Johnson Controls, Inc.	841,844
1,200	Jones Apparel Group, Inc.	40,116
138	Liberty Global, Inc., Class A†	4,023
5,200	Limited Brands, Inc.	150,488
14,525	Magna International, Inc., Class A	1,169,989
3,100	Mattel, Inc.	70,246
5,900	McDonald’s Corp.	261,547
3,400	Office Depot, Inc.†.	129,778
3,014	OfficeMax, Inc.	149,645
2,600	Saks, Inc.	46,332
39,357	Time Warner, Inc.	857,195
21,350	TJX Cos., Inc.	608,902
1,300	Viacom, Inc., Class B†	53,339
1,300	Walt Disney Co. (The)	44,551
10,525	Whirlpool Corp.(a)	873,786

		8,648,999

Consumer Staples — 7.4%
5,624	Altria Group, Inc.	$482,652
11,532	Anheuser-Busch Cos., Inc.	567,374
18,058	Avon Products, Inc.(a)	596,636
3,300	Brown-Forman Corp., Class B	218,592
4,975	Clorox Co.	319,146
2,300	Colgate-Palmolive Co.	150,052
3,000	ConAgra Foods, Inc.	81,000
2,600	General Mills, Inc.	149,760
200	HJ Heinz Co.	9,002
14,163	Kellogg Co.	709,000
9,200	Kimberly-Clark Corp.	625,140
7,400	Kroger Co. (The)	170,718
600	Loews Corp. - Carolina Group	38,832
1,675	Molson Coors Brewing Co., Class B	128,037
6,600	Procter & Gamble Co.	424,182
2,216	Reynolds American, Inc.(a)	145,082
13,925	Sara Lee Corp.	237,143
500	Supervalu, Inc.(a)	17,875
800	Tyson Foods, Inc., Class A	13,160
500	UST, Inc.(a)	29,100
23,375	Wal-Mart Stores, Inc.	1,079,457

		6,191,940

Energy — 9.7%
700	Apache Corp.	46,557
13,195	Arch Coal, Inc.(a)	396,246
10,375	BP PLC ADR	696,163
23,078	Chevron Corp.	1,696,925
20,737	ConocoPhillips	1,492,027
1,368	Devon Energy Corp.	91,765
3,736	EOG Resources, Inc.	233,313
37,049	Exxon Mobil Corp.	2,839,065
425	GlobalSantaFe Corp.	24,982
4,506	Hess Corp.(a)	223,362
2,300	Marathon Oil Corp.	212,750

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Energy (continued)
650	Occidental Petroleum Corp.	$31,740
426	Pioneer Natural Resources Co.	16,908
900	Royal Dutch Shell PLC ADR	63,711
1,300	Total SA ADR	93,496

		8,159,010

Financials — 34.6%
1,800	ACE, Ltd.	109,026
15,650	Allstate Corp. (The)	1,018,972
250	AMBAC Financial Group, Inc.	22,268
9,370	American International
	Group, Inc.	671,454
10,325	AON Corp.(a)	364,886
700	Astoria Financial Corp.	21,112
50,996	Bank of America Corp.	2,722,676
1,400	BB&T Corp.	61,502
3,100	Bear Stearns Cos., Inc. (The)	504,618
1,600	Boston Properties, Inc.	179,008
400	Charles Schwab Corp. (The)	7,736
1,300	Chicago Mercantile Exchange Holdings, Inc., Class A(a)	662,675
1,800	Chubb Corp.	95,238
60,575	Citigroup, Inc.	3,374,027
200	City National Corp.(a)	14,240
10,175	Comerica, Inc.(a)	597,069
2,600	Conseco, Inc.†	51,948
4,300	Countrywide Financial Corp.	182,535
900	Equity Office Properties Trust	43,353
24,050	Fannie Mae	1,428,330
30,105	Fidelity National Financial, Inc., Class A	718,907
6,001	Fifth Third Bancorp(a)	245,621
17,250	Freddie Mac	1,171,275
5,090	Genworth Financial, Inc., Class A(a)	174,129
3,400	Hartford Financial Services Group, Inc.(a)	317,254
4,400	Huntington Bancshares, Inc..	104,500
45,271	JPMorgan Chase & Co.	2,186,589
4,100	KeyCorp(a)	155,923
10,386	Lehman Brothers Holdings, Inc.(a)	811,354
2,200	Loews Corp.	91,234
3,400	MBIA, Inc.(a).	248,404
27,750	MetLife, Inc.	1,637,528
1,900	MGIC Investment Corp.	118,826
100	Moody’s Corp.(a)	6,906
14,925	Morgan Stanley	1,215,343
16,006	National City Corp.(a)	585,179
1,100	Nationwide Financial Services, Class A	59,620
5,400	Old Republic International Corp.	125,712
2,200	PMI Group, Inc. (The)	103,774
3,400	Prudential Financial, Inc.	291,924
2,929	Realogy Corp.†	88,807
1,800	RenaissanceRe Holdings, Ltd.	108,000
4,700	St. Paul Travelers Cos., Inc. (The)	252,343
4,200	State Street Corp.	283,248
2,100	SunTrust Banks, Inc.	177,345
1,200	Synovus Financial Corp.	36,996
7,160	TD Ameritrade Holding Corp.(a)	115,849
17,657	TD Banknorth, Inc.	569,968
13,325	Torchmark Corp.	849,602
4,800	U.S. Bancorp	173,712
3,100	UnionBanCal Corp.	189,875
26,958	UnumProvident Corp.	560,187
3,400	Wachovia Corp.(a)	193,630

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Financials (continued)
2,100	Waddell & Reed Financial, Inc., Class A	$57,456
27,196	Washington Mutual, Inc.(a)	1,237,146
7,400	Wells Fargo & Co.	263,144
17,525	XL Capital, Ltd., Class A	1,262,150
1,100	Zions Bancorp	90,684

		29,012,817

Health Care — 7.3%
204	Abbott Laboratories	9,937
955	Abraxis BioScience, Inc.†(a)	26,110
6,584	Aetna, Inc.	284,297
8,900	AmerisourceBergen Corp.	400,144
1,000	Biogen Idec, Inc.†(a)	49,190
42,300	Bristol-Myers Squibb Co.	1,113,336
3,721	Cardinal Health, Inc.	239,744
7,669	Genentech, Inc.†	622,186
6,950	Johnson & Johnson	458,839
3,007	McKesson Corp.	152,455
7,900	Merck & Co., Inc.	344,440
81,412	Pfizer, Inc.	2,108,571
5,400	Tenet Healthcare Corp.†	37,638
2,100	Thermo Fisher Scientific, Inc.†(a)	95,109
3,846	Wyeth(a)	195,838

		6,137,834

Industrials — 9.1%
400	3M Co.	31,172
20,858	AGCO Corp.†(a)	645,346
1,500	Avery Dennison Corp.	101,895
1,081	Avis Budget Group, Inc.	23,447
1,600	Boeing Co.	142,144
5,089	Burlington Northern Santa Fe Corp.	375,619
2,500	Caterpillar, Inc.	153,325
96	Continental Airlines, Inc., Class B†(a)	3,960
900	Cooper Industries, Ltd., Class A	81,387
11,311	CSX Corp.	389,438
800	Cummins, Inc.	94,544
1,700	Eaton Corp.	127,738
1,272	FedEx Corp.(a)	138,165
2,910	GATX Corp.	126,090
20,856	General Electric Co.	776,052
1,800	Goodrich Corp.(a)	81,990
16,725	Honeywell International, Inc.	756,639
1,700	Jacobs Engineering Group, Inc.†	138,618
32	Laidlaw International, Inc.	974
2,700	Northrop Grumman Corp.	182,790
2,851	Paccar, Inc.	185,030
400	Pall Corp.	13,820
8,098	Pitney Bowes, Inc.	374,047
1,900	SPX Corp.	116,204
5,816	Textron, Inc.	545,366
2,245	Timken Co.	65,509
28,425	Tyco International, Ltd.(a)	864,120
6,725	Union Pacific Corp.	618,834
6,459	United Parcel Service, Inc., Class B	484,296
343	YRC Worldwide, Inc.†	12,941

		7,651,500

Information Technology —7.3%
3,000	Accenture, Ltd., Class A	110,790
10,500	Affiliated Computer Services, Inc., Class A†	512,820
80,535	Alcatel-Lucent ADR	1,145,208
2,142	Amphenol Corp., Class A	132,975
1,500	Arrow Electronics, Inc.†	47,325
18,950	CA, Inc.	429,217
3,800	Cisco Systems, Inc.†(a)	103,854

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Information Technology (continued)
2,300	Electronic Data Systems Corp.	$63,365
8,618	Fidelity National Information Services, Inc.	345,496
8,200	Flextronics International, Ltd.†	94,136
21,862	Hewitt Associates, Inc., Class A†	562,946
3,100	Hewlett-Packard Co.	127,689
400	International Business Machines Corp.	38,860
9,317	Juniper Networks, Inc.†(a)	176,464
28,225	Microsoft Corp.	842,798
4,400	Nokia Oyj ADR	89,408
31,950	Oracle Corp.†	547,623
13,300	Sanmina-SCI Corp.†	45,885
19,400	Solectron Corp.†	62,468
106	Sun Microsystems, Inc.†	575
16,324	Tech Data Corp.†	618,190
1,000	Yahoo!, Inc.†	25,540

		6,123,632

Materials — 3.3%
600	Bemis Co.	20,388
1,290	Cabot Corp.	56,205
3,000	Crown Holdings, Inc.†	62,760
20,594	Dow Chemical Co. (The)	822,525
1,700	du Pont (E.I.) de Nemours & Co.	82,807
3,526	FMC Corp.	269,915
2,600	Hercules, Inc.†	50,206
11,430	Huntsman Corp.†	216,827
1,700	Lubrizol Corp.	85,221
2,200	Mittal Steel Co. NV, Class A	92,796
35,281	Owens-Illinois, Inc.†	650,935
1,700	PPG Industries, Inc.	109,157
3,900	Smurfit-Stone Container Corp.†	41,184
2,400	Temple-Inland, Inc.	110,472
1,400	Weyerhaeuser Co.	98,910

		2,770,308

Telecommunication Services — 4.5%
2,884	Alltel Corp.(a)	174,424
1,200	American Tower Corp., Class A†	44,736
17,267	AT&T, Inc.(a)	617,295
6,100	BellSouth Corp.	287,371
1,219	CenturyTel, Inc.	53,222
3,900	Crown Castle International Corp.†	125,970
3,082	EMBARQ Corp.	161,990
48,780	Qwest Communications International, Inc.†(a)	408,289
54,706	Sprint Nextel Corp.(a)	1,033,396
21,355	Verizon Communications, Inc.(a)	795,260
2,781	Windstream Corp.	39,546

		3,741,499

Utilities — 2.7%
3,000	Dominion Resources, Inc.(a)	251,520
200	Duke Energy Corp.	6,642
1,400	Entergy Corp.	129,248
4,377	FPL Group, Inc.(a)	238,196
4,819	ONEOK, Inc.	207,795
2,500	Pinnacle West Capital Corp.(a)	126,725
12,350	Sempra Energy	692,094
1,900	TXU Corp.	102,999
9,975	Wisconsin Energy Corp.	473,414
1,223	Xcel Energy, Inc.	28,203

		2,256,836

Total Common Stock
(Cost $ 64,707,102)		80,694,375

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares	Value
WARRANTS — 0.0%#
581 Raytheon Co. expire
06/16/11
(Cost $9,267)†	$10,412

MONEY MARKET FUND — 13.8%

11,586,096 PNC Institutional Money
Market Trust 5.30%
(Cost $11,586,096)(b)	11,586,096

Total Investments — 110.0%
(Cost $ 76,302,465)	92,290,883
Other Assets & Liabilities,
Net — (10.0)%	(8,410,859)

NET ASSETS — 100.0%	$83,880,024

ADR - American Depository Receipt.

†	Non-income producing security.
#	Amount represents less than 0.1% of net assets.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS	December 31, 2006

Shares		Value
COMMON STOCK — 99.7%

Consumer Discretionary — 15.8%
1,620	1-800-FLOWERS.COM, Inc., Class A†	$9,979
1,225	Aaron Rents, Inc.	35,256
600	Advo, Inc.	19,560
700	Aeropostale, Inc.†	21,609
300	Ambassadors Group, Inc.	9,105
360	Bebe Stores, Inc.(a)	7,124
2,400	Big Lots, Inc.†(a)	55,008
1,390	BJ’s Restaurants, Inc.†	28,092
700	Bluegreen Corp.†	8,981
1,700	Bon-Ton Stores, Inc. (The)(a)	58,905
990	Building Materials Holding Corp.	24,443
4,900	Cache, Inc.†	123,676
2,060	Carter’s, Inc.†	52,530
1,265	Catalina Marketing Corp.	34,788
400	Charlotte Russe Holding, Inc.†	12,300
800	Childrens Place Retail Stores, Inc. (The)†	50,816
270	Coinstar, Inc.†	8,254
3,192	Coldwater Creek, Inc.†	78,268
700	Corinthian Colleges, Inc.†	9,541
4,675	DeVry, Inc.	130,900
900	Drugstore.com, Inc.†	3,294
700	DXP Enterprises, Inc.†(a)	24,528
2,290	Fred’s, Inc.	27,572
1,085	GameStop Corp., Class A†(a)	59,794
1,000	Genesco, Inc.†(a)	37,300
300	Group 1 Automotive, Inc.	15,516
400	GSI Commerce, Inc.†	7,500
316	IAC/InterActiveCorp.†(a)	11,743
2,230	Jackson Hewitt Tax Service, Inc.	75,753
400	Jarden Corp.†	13,916
700	Kimball International, Inc., Class B	17,010
965	Laureate Education, Inc.†(a)	46,928
1,535	Life Time Fitness, Inc.†	74,463
500	Lifetime Brands, Inc.	8,215
200	MarineMax, Inc.†	5,186
100	Matthews International Corp., Class A	3,935
1,037	Netflix, Inc.†(a)	26,817
2,380	New York & Co., Inc.†	31,130
500	Nutri/System, Inc.†(a)	31,695
1,170	O’Reilly Automotive, Inc.†(a)	37,510
1,963	Overstock.com, Inc.†	31,015
2,100	Payless Shoesource, Inc.†	68,922
500	Pre-Paid Legal Services, Inc.†(a)	19,565
1,475	Red Robin Gourmet Burgers, Inc.†	52,879
610	Restoration Hardware, Inc.†(a)	5,191
18,047	Retail Ventures, Inc.†	343,615
1,530	Ruby Tuesday, Inc.	41,983
200	Scientific Games Corp., Class A†(a)	6,046
915	Shuffle Master, Inc.†(a)	23,973
1,400	Sotheby’s(a)	43,428
1,390	Source Interlink Cos., Inc.†	11,342
200	Stage Stores, Inc.	6,078
1,437	Stamps.com, Inc.†	22,633
2,000	Strayer Education, Inc.	212,100
1,230	Tractor Supply Co.†(a)	54,993
500	United Auto Group, Inc.	11,785
4,154	Valuevision Media, Inc., Class A†	54,584
1,327	Warnaco Group, Inc. (The)†	33,679
6,400	Wet Seal, Inc. (The), Class A†	42,688
690	Yankee Candle Co., Inc.	23,653
1,700	Zale Corp.†(a)	47,957

		2,497,049

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Consumer Staples — 2.8%
800	Alliance One International, Inc.†	$5,648
400	Andersons, Inc. (The)	16,956
3,397	Central European Distribution Corp.†(a)	100,891
500	Corn Products International, Inc.	17,270
2,625	Elizabeth Arden, Inc.†	50,006
1,101	Gold Kist, Inc.†	23,143
200	Great Atlantic & Pacific Tea Co.	5,148
600	Pantry, Inc. (The)†(a)	28,104
2,960	Performance Food Group Co.†(a)	81,814
3,600	Playtex Products, Inc.†	51,804
492	Spectrum Brands, Inc.†	5,363
2,090	SunOpta, Inc.†	18,392
710	Susser Holdings Corp.†	12,780
1,800	Wild Oats Markets, Inc.†	25,884

		443,203

Energy — 5.8%
3,233	Allis-Chalmers Energy, Inc.†	74,488
850	Atwood Oceanics, Inc.†	41,624
520	Core Laboratories NV†(a)	42,120
2,200	Delek US Holdings, Inc.	36,058
1,550	Delta Petroleum Corp.†(a)	35,898
1,030	Duvernay Oil Corp.†	30,560
19,402	Gasco Energy, Inc.†(a)	47,535
1,500	Global Industries, Ltd.†	19,560
1,130	GMX Resources, Inc.†	40,115
700	Hornbeck Offshore Services, Inc.†	24,990
1,010	James River Coal Co.†(a)	9,373
400	Lufkin Industries, Inc.	23,232
400	Metretek Technologies, Inc.†	4,928
1,647	NATCO Group, Inc., Class A†	52,506
1,325	Niko Resources, Ltd.	94,897
4,030	Parallel Petroleum Corp.†	70,807
2,600	Rentech, Inc.†(a)	9,802
600	Superior Energy Services, Inc.†	19,608
580	Superior Well Services, Inc.†	14,825
667	Tesoro Corp.(a)	43,869
860	Tidewater, Inc.(a)	41,590
200	Todco†(a)	6,834
901	Toreador Resources Corp.†(a)	23,219
965	Union Drilling, Inc.†	13,587
440	Universal Compression Holdings, Inc.†	27,328
500	USEC, Inc.†	6,360
1,300	World Fuel Services Corp.	57,798

		913,511

Financials — 7.9%
600	Advance America Cash Advance Centers, Inc.	8,790
1,205	Affiliated Managers Group, Inc.†(a)	126,682
2,150	Alexandria Real Estate Equities, Inc.	215,860
526	Anworth Mortgage Asset Corp.	5,002
850	Boston Private Financial Holdings, Inc.	23,979
1,700	Calamos Asset Management, Inc., Class A	45,611
300	CompuCredit Corp.†(a)	11,943
3,343	CVB Financial Corp.	48,340
150	Delphi Financial Group, Class A	6,069
400	Direct General Corp.	8,256
280	Dollar Financial Corp.†	7,801
461	FelCor Lodging Trust, Inc.	10,068
875	Hub International, Ltd.	27,466

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Financials (continued)
566	Independent Bank Corp.	$20,393
300	International Securities Exchange Holdings, Inc.	14,037
700	Investment Technology Group, Inc.†	30,016
1,764	Longview Fibre Co.	38,720
592	Luminent Mortgage Capital, Inc.	5,748
300	Maguire Properties, Inc.	12,000
300	Mid-State Bancshares	10,917
900	Nasdaq Stock Market, Inc. (The)†(a)	27,711
512	National City Corp.(a)	18,719
900	NYSE Group, Inc.†(a)	87,480
500	Old Second Bancorp, Inc.	14,650
1,110	Portfolio Recovery Associates, Inc.†	51,826
726	PrivateBancorp, Inc.	30,223
2,617	Rewards Network, Inc.†	18,188
600	Senior Housing Properties Trust	14,688
200	Southside Bancshares, Inc.	5,146
1,335	Sterling Financial Corp.	45,136
400	Tejon Ranch Co.†	22,336
460	Texas Capital Bancshares, Inc.†	9,145
620	Tower Group, Inc.	19,263
1,125	United Community Banks, Inc.	36,360
1,470	United Fire & Casualty Co.	51,818
1,456	Wilshire Bancorp, Inc.	27,620
1,068	World Acceptance Corp.†	50,143
600	WSFS Financial Corp.	40,158

		1,248,308

Health Care — 12.4%
700	Abaxis, Inc.†	13,475
400	Adams Respiratory Therapeutics, Inc.†	16,324
600	Air Methods Corp.†	16,752
770	Albany Molecular Research, Inc.†	8,131
172	American Medical Systems Holdings, Inc.†	3,185
950	Amsurg Corp.†	21,850
915	Analogic Corp.	51,368
600	Angiodynamics, Inc.†	12,894
1,060	Arrow International, Inc.	37,503
200	Arthrocare Corp.†	7,984
300	Aspect Medical Systems, Inc.†	5,643
800	Biosite, Inc.†	39,080
2,330	Bruker BioSciences Corp.†	17,498
1,010	Cambrex Corp.	22,947
700	Centene Corp.†	17,199
700	Cepheid, Inc.†	5,950
1,600	Chemed Corp.	59,168
810	Cooper Cos., Inc. (The)	36,045
600	Corvel Corp.†	28,542
850	Covance, Inc.†	50,074
410	Digene Corp.†	19,647
500	Dionex Corp.†	28,355
1,200	DJO, Inc.†	51,384
1,592	Eclipsys Corp.	32,732
2,835	Emageon, Inc.	43,546
3,545	eResearch Technology, Inc.†	23,858
901	Five Star Quality Care, Inc.†	10,046
1,500	Greatbatch, Inc.†	40,380
400	Haemonetics Corp.†	18,008
700	HealthExtras, Inc.†	16,870
560	Hologic, Inc.†(a)	26,477
700	Integra LifeSciences Holdings Corp.†	29,813
510	Intuitive Surgical, Inc.†(a)	48,909
1,000	inVentiv Health, Inc.†	35,350
2,718	Inverness Medical Innovations, Inc.†	105,187
1,300	IRIS International, Inc.†	16,445
200	Landauer, Inc.	10,494

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Health Care (continued)
670	Martek Biosciences Corp.†	$15,638
1,050	Matria Healthcare, Inc.†	30,166
340	Medicines Co.†	10,785
340	Molina Healthcare, Inc.†	11,053
210	New River Pharmaceuticals, Inc.†(a)	11,489
900	Odyssey HealthCare, Inc.†	11,934
2,326	Omnicell, Inc.†	43,333
2,200	Panacos Pharmaceuticals, Inc.†	8,822
1,050	Par Pharmaceutical Cos., Inc.†	23,488
600	Penwest Pharmaceuticals Co.†	9,972
910	Per-Se Technologies, Inc.†	25,280
400	PolyMedica Corp.	16,164
200	Progenics Pharmaceuticals, Inc.†	5,148
5,700	PSS World Medical, Inc.†	111,321
1,420	Resmed, Inc.†	69,892
2,330	Respironics, Inc.†	87,958
429	Savient Pharmaceuticals, Inc.†	4,809
2,870	SonoSite, Inc.†	88,769
2,000	SuperGen, Inc.†	10,160
1,000	SurModics, Inc.†(a)	31,120
368	Symbion, Inc.†	6,812
268	Techne Corp.†	14,861
1,300	ThermoGenesis Corp.†	5,603
670	Trizetto Group, Inc.†	12,308
3,952	United Surgical Partners International, Inc.†	112,039
400	United Therapeutics Corp.†	21,748
900	Valeant Pharmaceuticals International	15,516
1,000	Varian, Inc.†	44,790
600	Ventana Medical Systems, Inc.†	25,818
300	WellCare Health Plans, Inc.†	20,670
500	Wright Medical Group, Inc.†	11,640

		1,948,219

Industrials — 19.2%
680	AAR Corp.†(a)	19,849
4,261	ABX Air, Inc.†	29,529
1,800	ACCO Brands Corp.†(a)	47,646
1,530	Actuant Corp., Class A	72,904
1,300	Administaff, Inc.(a)	55,601
500	Advisory Board Co. (The)†	26,770
1,300	AGCO Corp.†(a)	40,222
3,274	Airtran Holdings, Inc.†	38,437
3,903	Alaska Air Group, Inc.†(a)	154,168
200	American Commercial Lines, Inc.†	13,102
800	American Ecology Corp.	14,808
500	Astec Industries, Inc.†	17,550
300	Badger Meter, Inc.	8,310
1,200	Brady Corp., Class A(a)	44,736
750	Bucyrus International, Inc., Class A(a)	38,820
993	C&D Technologies, Inc.(a)	4,707
3,700	Capstone Turbine Corp.†(a)	4,551
400	Cascade Corp.	21,160
900	CDI Corp.	22,410
1,000	Ceradyne, Inc.†	56,500
1,055	ChoicePoint, Inc.†	41,546
1,100	Clean Harbors, Inc.†	53,251
800	Comfort Systems USA, Inc.	10,112
4,102	Corrections Corp. of America†	185,533
255	CoStar Group, Inc.†	13,658
600	CRA International, Inc.†	31,440
900	Diamond Management & Technology Consultants, Inc.	11,196
1,685	EGL, Inc.†	50,179
300	EMCOR Group, Inc.†	17,055

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Industrials (continued)
100	Encore Wire Corp.†(a)	$2,201
1,224	EnerSys†	19,584
2,008	ESCO Technologies, Inc.†	91,244
1,447	Flow International Corp.†	15,946
300	Forward Air Corp	8,679
340	Franklin Electric Co., Inc	17,473
1,175	FTI Consulting, Inc.†	32,771
1,957	General Cable Corp.†	85,540
1,600	Genlyte Group, Inc.†	124,976
1,700	Greenbrier Cos., Inc	51,000
600	Griffon Corp.†	15,300
900	Healthcare Services Group	26,064
2,542	HUB Group, Inc., Class A†	70,032
2,048	Hudson Highland Group, Inc.†	34,161
420	II-VI, Inc.†	11,735
300	Interline Brands, Inc.†	6,741
4,500	Ionatron, Inc.†	18,450
1,289	Kaman Corp	28,861
600	Kforce, Inc.†	7,302
800	Knight Transportation, Inc.	13,640
2,130	Labor Ready, Inc.†	39,043
100	Ladish Co., Inc.†	3,708
200	Lamson & Sessions Co. (The)†	4,852
1,400	Middleby Corp.†	146,538
1,970	Mobile Mini, Inc.†	53,072
2,265	Navigant Consulting, Inc.†	44,756
1,530	NCI Building Systems, Inc.†	79,177
870	On Assignment, Inc.†	10,222
1,500	Pacer International, Inc.	44,655
1,700	Perini Corp.†	52,326
500	Resources Connection, Inc.†	15,920
1,688	Saia, Inc.†	39,178
200	Shaw Group, Inc. (The)†	6,700
500	Smith (A.O.) Corp.	18,780
620	Superior Essex, Inc.†	20,615
300	TAL International Group, Inc.	8,007
200	Team, Inc.†	6,966
1,100	Tecumseh Products Co., Class A†	18,590
2,900	TeleTech Holdings, Inc.†	69,252
2,953	Tetra Tech, Inc.†	53,420
300	Titan International, Inc.(a)	6,045
500	Trex Co., Inc.†(a)	11,445
610	United Stationers, Inc.†	28,481
1,263	URS Corp.†	54,120
760	US Airways Group, Inc.†	40,926
700	US Xpress Enterprises, Inc., Class A†	11,529
1,173	USA Truck, Inc.†	18,827
940	UTi Worldwide, Inc.	28,106
5,423	Wabtec Corp.	164,751
700	Washington Group International, Inc.†	41,853
1,300	Watson Wyatt Worldwide, Inc., Class A.	58,695

		3,028,005

Information Technology — 27.4%
1,700	Acxiom Corp.	43,605
8,310	Aeroflex, Inc.†	97,393
1,327	Agilysys, Inc.	22,214
655	Alliance Data Systems Corp.†	40,918
500	Altiris, Inc.†	12,690
400	AMIS Holdings, Inc.†	4,228
3,380	Amkor Technology, Inc.†	31,569
1,000	Anixter International, Inc.†	54,300
2,415	aQuantive, Inc.†(a)	59,554
400	Arris Group, Inc.†	5,004
2,093	Art Technology Group, Inc.†	4,877
3,384	Asyst Technologies, Inc.†	24,737
3,380	ATMI, Inc.†	103,191

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value

Information Technology (continued)
500	Avid Technology, Inc.†(a)	$18,630
3,205	Avocent Corp.†	108,489
900	Bankrate, Inc.†(a)	34,155
600	Bell Microproducts, Inc.†	4,230
4,050	Benchmark Electronics, Inc.†	98,658
1,450	Blue Coat Systems, Inc.†	34,727
13,224	Bookham, Inc.†(a)	53,822
890	Brooks Automation, Inc.†	12,816
520	Cabot Microelectronics Corp.†	17,649
1,100	CACI International, Inc., Class A†	62,150
2,700	Carrier Access Corp.†	17,712
400	C-COR, Inc.†	4,456
2,330	Ceridian Corp.†	65,193
700	Checkpoint Systems, Inc.†	14,140
1,000	Cirrus Logic, Inc.†	6,880
37,616	CMGI, Inc.†	50,405
280	Cogent, Inc.†	3,083
600	Comtech Telecommuni- cations Corp.†	22,842
1,530	Concur Technologies, Inc.†(a)	24,541
2,400	Conexant Systems, Inc.†	4,896
283	Covansys Corp.†	6,495
1,681	CSG Systems International, Inc.†	44,933
1,050	Cymer, Inc.†(a)	46,147
900	Cypress Semiconductor Corp.†	15,183
900	Digital Insight Corp.†	34,641
1,340	Digital River, Inc.†(a)	74,759
510	Digitas, Inc.†	6,839
707	Diodes, Inc.†	25,084
600	DSP Group, Inc.†	13,020
1,100	Emcore Corp.†	6,083
1,400	Emulex Corp.†	27,314
300	eSpeed, Inc., Class A†	2,619
710	Factset Research Systems, Inc.	40,101
3,095	FEI Co.†	81,615
13,756	Gateway, Inc.†	27,650
200	Gevity HR, Inc.	4,738
1,600	Global Imaging Systems, Inc.†	35,120
500	Hypercom Corp.†	3,175
1,900	Hyperion Solutions Corp.†	68,286
460	Infocrossing, Inc.†	7,498
400	Informatica Corp.†	4,884
5,340	Insight Enterprises, Inc.†	100,766
647	Interdigital Communications Corp.†	21,707
3,140	Intermec, Inc.†	76,208
1,460	Internap Network Services Corp.†(a)	29,010
1,235	International Rectifier Corp.†	47,584
900	InterVoice, Inc.†	6,894
1,300	Itron, Inc.†(a)	67,392
1,000	j2 Global Communications, Inc.†	27,250
750	Kronos, Inc.†	27,555
450	Littelfuse, Inc.†	14,346
800	Macrovision Corp.†	22,608
1,100	Manhattan Associates, Inc.†	33,088
2,560	Mantech International Corp., Class A†	94,285
800	Mattson Technology, Inc.†	7,456
900	MicroStrategy, Inc., Class A†	102,609
3,858	Microtune, Inc.†	18,133
3,400	MIPS Technologies, Inc.†	28,220
2,200	Monolithic Power Systems, Inc.†	24,442
3,340	MPS Group, Inc.†	47,361
1,313	Multi-Fineline Electronix, Inc.†(a)	26,641
1,455	NCI, Inc., Class A†	22,247

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Information Technology (continued)
1,128	Netgear, Inc.†	$29,610
400	Netlogic Microsystems, Inc.† .	8,676
800	Netscout Systems, Inc.†	6,640
1,490	NICE Systems, Ltd. ADR †	45,862
510	Nuance Communications, Inc.†(a)	5,845
1,480	Occam Networks, Inc.†	24,420
861	Omnivision Technologies, Inc.†(a)	11,753
1,455	Online Resources Corp.†	14,855
3,320	Opnet Technologies, Inc.†	47,974
1,847	OSI Systems, Inc.†	38,658
1,300	Paxar Corp.†	29,978
480	Pegasus Wireless Corp.†	677
1,613	Perot Systems Corp., Class A†	26,437
800	Photon Dynamics, Inc.†	9,352
900	Plexus Corp.†	21,492
900	PLX Technology, Inc.†	11,736
770	PMC - Sierra, Inc.†	5,167
3,230	Polycom, Inc.†(a)	99,839
1,761	Powerwave Technologies, Inc.†	11,358
2,900	Progress Software Corp.†	80,997
1,080	Quality Systems, Inc	40,252
100	Rackable Systems, Inc.†(a)	3,097
1,574	Redback Networks, Inc.†	39,256
2,085	RightNow Technologies, Inc.†	35,904
1,970	Rogers Corp.†	116,525
1,600	Rudolph Technologies, Inc.†	25,472
594	SafeNet, Inc.†	14,220
1,300	SI International, Inc.†	42,146
392	Silicon Image, Inc.†	4,986
1,500	Silicon Storage Technology, Inc.†	6,765
8,900	Skyworks Solutions, Inc.†	63,012
1,480	Sohu.com, Inc.†	35,520
2,076	Sonus Networks, Inc.†	13,681
2,000	SRA International, Inc., Class A†	53,480
400	Standard Microsystems Corp.†	11,192
2,705	Symmetricom, Inc.†	24,129
1,156	Synaptics, Inc.†	34,322
700	SYNNEX Corp.†	15,358
400	Syntel, Inc.	10,720
2,600	Talx Corp.	71,370
6,125	Tekelec†	90,834
2,940	Tessera Technologies, Inc.†	118,600
600	TNS, Inc.†	11,550
200	Transaction Systems Architects, Inc.†	6,514
600	TTM Technologies, Inc.†	6,798
300	Ultratech, Inc.†	3,744
1,100	Utstarcom, Inc.†(a)	9,625
4,163	Valueclick, Inc.†(a)	98,372
1,150	Varian Semiconductor Equipment Associates, Inc.†(a)	52,348
1,310	Vasco Data Security International†	15,523
1,640	Veeco Instruments, Inc.†	30,717
531	Verint Systems, Inc.†	18,203
400	Vignette Corp.†	6,828
556	Websense, Inc.†	12,693
3,621	Zoran Corp.†	52,794

		4,313,616

Materials — 3.8%
7,800	AK Steel Holding Corp.†	131,820
1,660	Albemarle Corp.	119,188
1,553	American Vanguard Corp .	24,693
4,512	Coeur d’Alene Mines Corp.†	22,334
1,000	H.B. Fuller Co.	25,820
2,266	Hecla Mining Co.†	17,358
1,100	RTI International Metals, Inc.†	86,042

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Materials (continued)
1,000	Schulman (A.), Inc.	$22,250
800	Silgan Holdings, Inc.	35,136
300	Texas Industries, Inc.(a)	19,269
4,649	Wausau Paper Corp.	69,688
1,376	Wheeling-Pittsburgh Corp.†	25,772

		599,370

Telecommunication Services — 0.7%
1,210	Cbeyond, Inc.†	37,014
750	Centennial Communications Corp.	5,393
2,444	Cincinnati Bell, Inc.†	11,169
150	Golden Telecom, Inc.	7,026
300	iPCS, Inc.†	16,608
490	NTELOS Holdings Corp.†	8,761
280	SBA Communications Corp., Class A†	7,700
400	USA Mobility, Inc.	8,948
1,700	Wireless Facilities, Inc.†	4,845

		107,464

Utilities — 3.9%
1,500	Allete, Inc.(a)	69,810
2,700	Black Hills Corp.	99,738
6,654	Peoples Energy Corp.	296,569
2,168	PNM Resources, Inc.	67,425
500	South Jersey Industries, Inc.	16,705
1,540	Unisource Energy Corp.	56,256

		606,503

Total Common Stock
(Cost $ 13,311,639)		15,705,248

MONEY MARKET FUND — 16.2%

2,552,576	PNC Institutional Money
	Market Trust 5.30%	2,552,576

	(Cost $2,552,576)(b)

Total Investments — 115.9%
(Cost $ 15,864,215)	$18,257,824
Other Assets & Liabilities,
Net — (15.9)%	(2,508,795)

NET ASSETS — 100.0%	$15,749,029

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS	December 31, 2006

Shares		Value
COMMON STOCK — 98.9%

Consumer Discretionary — 9.8%
400	Asbury Automotive Group, Inc.	$9,424
100	Audiovox Corp., Class A†	1,409
3,500	Big Lots, Inc.†(a)	80,220
1,200	Bluegreen Corp.†	15,396
1,742	Bon-Ton Stores, Inc. (The)(a)	60,360
1,400	Building Materials Holding Corp.	34,566
64	Charming Shoppes, Inc.†	866
337	Cost Plus, Inc.†(a)	3,471
2,177	CSK Auto Corp.†	37,336
922	Educate, Inc.†	6,565
10,650	Fossil, Inc.†	240,477
1,100	FTD Group, Inc.†	19,679
700	Genesco, Inc.†(a)	26,110
4,300	Golfsmith International Holdings, Inc.†	41,753
2,900	Group 1 Automotive, Inc.	149,988
10,600	Hooker Furniture Corp.	166,208
600	Interactive Data Corp.	14,424
700	Jo-Ann Stores, Inc.†	17,220
10	K2, Inc.†	132
800	Kimball International, Inc., Class B	19,440
1,140	Lear Corp.	33,664
1,300	Lifetime Brands, Inc.	21,359
76	Men’s Wearhouse, Inc. (The)(a)	2,908
1,200	Modine Manufacturing Co.	30,036
2,400	New York & Co., Inc.†	31,392
1,160	Overstock.com, Inc.†(a)	18,328
5,441	Payless Shoesource, Inc.†	178,574
882	Perry Ellis International, Inc.†	36,162
170	Regis Corp.	6,722
24,261	Retail Ventures, Inc.†	461,929
7,350	Sauer-Danfoss, Inc.	237,037
830	Scholastic Corp.†	29,747
9,040	Source Interlink Cos., Inc.†	73,766
3,350	Stage Stores, Inc.	101,806
100	Stein Mart, Inc.	1,326
1,744	Stewart Enterprises, Inc., Class A	10,900
500	Tenneco, Inc.†	12,360
2,100	United Auto Group, Inc.	49,497
5,588	Valuevision Media, Inc., Class A†	73,426
2,365	Warnaco Group, Inc. (The)†	60,024
100	West Marine, Inc.†	1,727
1,408	Zale Corp.†(a)	39,720

		2,457,454

Consumer Staples — 5.1%
9,001	Alliance One International, Inc.†	63,547
11,400	Casey’s General Stores, Inc.	268,470
4,410	Chiquita Brands International, Inc.	70,428
4,998	Corn Products International, Inc.	172,631
18,150	Del Monte Foods Co.	200,194
2,000	Gold Kist, Inc.†	42,040
2,500	Playtex Products, Inc.†	35,975
6,200	Premium Standard Farms, Inc.	115,134
100	Smart & Final, Inc.†	1,890
6,534	Spectrum Brands, Inc.†.	71,221
2,272	Universal Corp.	111,351
3,550	WD-40 Co.	123,788

		1,276,669

Energy — 4.7%
10,900	Acergy SA ADR †(a)	209,934
300	Allis-Chalmers Energy, Inc.†	6,912
3,600	Bill Barret Corp.†	97,956

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Energy (continued)
4,150	Denbury Resources, Inc.†	$115,329
300	NATCO Group, Inc., Class A†	9,564
3,950	Range Resources Corp.(a)	108,467
1,686	Tesoro Corp.(a)	110,888
4,137	Universal Compression
	Holdings, Inc.†	256,949
3,240	USEC, Inc.†	41,213
18,000	Warren Resources, Inc.†	210,960

		1,168,172

Financials — 23.6%
209	21st Century Insurance Group	3,689
2,650	Affiliated Managers Group, Inc.†(a)	278,594
8,700	Alesco Financial, Inc.	93,090
2,793	Alexandria Real Estate Equities, Inc.	280,417
100	Amcore Financial, Inc.	3,267
1,716	American Equity Investment Life Holding Co.(a)	22,359
10,231	Anworth Mortgage Asset Corp.	97,297
100	Ashford Hospitality Trust, Inc.	1,245
6,105	Bancorp, Inc. (The)†	180,708
5,000	BankAtlantic Bancorp, Inc., Class A	69,050
818	Brandywine Realty Trust	27,198
200	Calamos Asset Management, Inc., Class A	5,366
100	Chittenden Corp.	3,069
100	Citizens Banking Corp.(a)	2,650
23	Clifton Savings Bancorp, Inc.	280
875	Colonial Properties Trust	41,020
12	CVB Financial Corp.	174
2,950	Delphi Financial Group, Class A	119,357
121	Donegal Group, Inc., Class A	2,370
57	Equity One, Inc.	1,520
445	Financial Federal Corp.	13,087
1,320	First Cash Financial Services, Inc.†	34,148
1,300	First Citizens BancShares, Inc., Class A	263,432
1,060	First Community Bancshares, Inc.	41,934
837	First Financial Bankshares, Inc.	35,037
3,300	First Industrial Realty Trust, Inc.	154,737
5,500	First Niagara Financial Group, Inc.	81,730
2,750	First Republic Bank .	107,470
9,450	Franklin Bank Corp.†	194,103
185	GAMCO Investors, Inc., Class A	7,115
374	Harleysville Group, Inc.	13,023
28	Harleysville National Corp.	541
1,864	Highwoods Properties, Inc.	75,977
2,000	Home Properties, Inc.	118,540
9,700	HomeBanc Corp.	41,031
2,151	IBERIABANK Corp.	127,017
61	Independent Bank Corp.	2,198
3,350	IndyMac Bancorp, Inc.	151,286
228	Investors Real Estate Trust	2,339
5,289	Irwin Financial Corp.	119,690
1,010	ITLA Capital Corp.	58,489
1,668	Jones Lang LaSalle, Inc.	153,740
900	Lakeland Financial Corp.	22,977
1,753	LandAmerica Financial Group, Inc.(a)	110,632
1,690	Longview Fibre Co.	37,095

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Financials (continued)
65	LTC Properties, Inc.	$1,775
11,367	Luminent Mortgage Capital, Inc.	110,374
1,806	MAF Bancorp, Inc.	80,710
700	Midland Co. (The)	29,365
100	Mid-State Bancshares	3,639
101	Nasdaq Stock Market, Inc. (The)†(a)	3,110
100	National Health Investors, Inc.	3,300
1,536	National Penn Bancshares, Inc.	31,104
590	Navigators Group, Inc.†	28,426
1,916	NBT Bancorp, Inc.	48,877
15,300	New York Mortgage Trust, Inc.	46,665
900	Odyssey Re Holdings Corp.	33,570
355	Old National Bancorp .	6,717
17	Omega Healthcare Investors, Inc.	301
420	Pennsylvania Real Estate Investment Trust	16,540
2,221	PFF Bancorp, Inc.	76,647
1,060	Philadelphia Consolidated Holding Co.†	47,234
15,504	Phoenix Cos., Inc. (The)	246,359
6,100	PMA Capital Corp., Class A†	56,242
1,221	Portfolio Recovery Associates, Inc.†	57,008
1,437	Potlatch Corp.	62,969
1,120	ProAssurance Corp.†	55,910
872	Prosperity Bancshares, Inc.	30,093
2,730	Provident Bankshares Corp.	97,188
18,750	Quanta Capital Holdings, Ltd.†	40,312
6,700	RAIT Investment Trust	231,016
700	Ramco-Gershenson Properties Trust	26,698
991	Republic Bancorp, Inc.	13,339
2,300	Rewards Network, Inc.†	15,985
1,200	RLI Corp.	67,704
803	Santander BanCorp	14,334
100	Security Bank Corp.	2,282
1,600	Selective Insurance Group	91,664
3,640	Senior Housing Properties Trust	89,107
1,415	Sterling Financial Corp.	47,841
944	Sun Bancorp, Inc.†	19,890
1,800	SVB Financial Group†	83,916
300	Texas Capital Bancshares, Inc.†	5,964
1,027	Umpqua Holdings Corp.	30,225
200	United Community Banks, Inc.	6,464
3,000	United Fire & Casualty Co.	105,750
32	Universal Health Realty Income Trust	1,247
31	USB Holding Co., Inc.	747
34,200	W Holding Co., Inc.	203,832
3,168	World Acceptance Corp.†	148,738
2,600	WSFS Financial Corp.	174,018
2,300	Zenith National Insurance Corp.	107,893

		5,903,177

Health Care — 2.1%
2,200	Bio-Rad Laboratories, Inc., Class A†	181,544
2,107	Chemed Corp.	77,917
400	Conmed Corp.†	9,248
500	Eclipsys Corp.†	10,280
1,504	Gentiva Health Services, Inc.†	28,666
1,715	Greatbatch, Inc.†	46,168
339	HealthTronics, Inc.†	2,257
2,583	Inverness Medical Innovations, Inc.†	99,962
1,300	Kindred Healthcare, Inc.†	32,825

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Health Care (continued)
100	Matria Healthcare, Inc.†	$2,873
80	Medcath Corp.†	2,189
800	Providence Service Corp. (The)†(a)	20,104
300	Res-Care, Inc.†	5,445

		519,478

Industrials — 21.5%
1,655	ABM Industries, Inc.	37,585
6,775	ABX Air, Inc.†	46,951
7,400	ACCO Brands Corp.†	195,878
7,900	AGCO Corp.†(a)	244,426
2,700	Airtran Holdings, Inc.†	31,698
12,783	Alaska Air Group, Inc.†(a)	504,928
4,800	Albany International Corp., Class A	157,968
310	Astec Industries, Inc.†	10,881
2,144	Blount International, Inc.†	28,858
2,144	Cascade Corp.	113,418
10,619	CBIZ, Inc.†	74,014
1,084	CDI Corp.	26,992
3,200	Commercial Vehicle Group, Inc.†	69,760
4,449	Corrections Corp. of America†	201,228
1,600	Curtiss-Wright Corp.	59,328
100	Diamond Management & Technology Consultants, Inc.	1,244
1,600	Dollar Thrifty Automotive Group†	72,976
520	Dynamic Materials Corp.	14,612
844	EGL, Inc.†	25,134
1,300	EnPro Industries, Inc.†	43,173
3,679	Federal Signal Corp.	59,011
3,540	FTI Consulting, Inc.†	98,731
80	G&K Services, Inc., Class A	3,111
1,000	Gardner Denver, Inc.†	37,310
381	GATX Corp.	16,509
5,350	General Cable Corp.†	233,848
1,220	Genesee & Wyoming, Inc., Class A†	32,013
2,600	Genlyte Group, Inc.†	203,086
800	Greenbrier Cos., Inc.	24,000
13,800	Griffon Corp.†	351,900
6,700	Hudson Highland Group, Inc.†	111,756
820	IKON Office Solutions, Inc.	13,423
6,300	Kadant Inc†	153,594
4,678	Kaman Corp.	104,740
5,319	Kelly Services, Inc., Class A	153,932
5,100	Kennametal, Inc.	300,135
700	Kforce, Inc.†	8,519
3,310	Laidlaw International, Inc.	100,723
5,000	Lincoln Electric Holdings, Inc.	302,100
11,150	Marten Transport, Ltd.†	204,380
19	Moog, Inc., Class A†	726
88	Pacer International, Inc.	2,620
2,600	RBC Bearings, Inc.†	74,516
2,492	Saia, Inc.†	57,839
300	School Specialty, Inc.†(a)	11,247
1,045	Shaw Group, Inc. (The)†	35,008
710	SIRVA, Inc.†	2,471
2,615	Smith (A.O.) Corp.	98,219
500	Spherion Corp.†	3,715
1,600	Superior Essex, Inc.†	53,200
552	TAL International Group, Inc.	14,733
1,800	Tecumseh Products Co., Class A†	30,420
1,500	TeleTech Holdings, Inc.†	35,820
100	Titan International, Inc.(a)	2,015
754	Tredegar Corp.	17,048
390	Trex Co., Inc.†(a)	8,927
1,937	United Stationers, Inc.†	90,439
2,741	URS Corp.†	117,452
300	Viad Corp.	12,180

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Industrials (continued)
1,000	Volt Information Sciences, Inc.†	$50,210
500	Wabtec Corp.	15,190
2,420	Washington Group International, Inc.†	144,692
400	Waste Connections, Inc.†	16,620

		5,369,180

Information Technology — 13.1%
1,970	Actel Corp.†	35,775
748	Adaptec, Inc.†	3,486
13,300	Aeroflex, Inc.†	155,876
5,838	Agilysys, Inc.	97,728
1,350	AMIS Holdings, Inc.†	14,270
100	Anaren, Inc.†	1,776
4,500	Anixter International, Inc.†	244,350
8,207	Applied Micro Circuits Corp.†	29,217
1,400	Asyst Technologies, Inc.†	10,234
1,899	Axcelis Technologies, Inc.†	11,071
5,046	Bell Microproducts, Inc.†	35,574
1,025	Benchmark Electronics, Inc.†	24,969
84	BISYS Group, Inc. (The)†	1,085
18,862	Bookham, Inc.†	76,768
1,092	Checkpoint Systems, Inc.†	22,058
4,262	Ciber, Inc.†	28,896
63,483	CMGI, Inc.†	85,067
200	Coherent, Inc.†	6,314
6,300	CommScope, Inc.†	192,024
800	Conexant Systems, Inc.†	1,632
3,430	CTS Corp.	53,851
2,500	Digital Insight Corp.†	96,225
100	Dycom Industries, Inc.†	2,112
200	Electro Scientific Industries, Inc.†	4,028
12,399	Electronics for Imaging†	329,565
2,266	Entegris, Inc.†	24,518
1,702	EPIQ Systems, Inc.†	28,883
1,822	eSpeed, Inc., Class A†	15,906
16,500	Gateway, Inc.†	33,165
610	Imation Corp.	28,322
200	Infospace, Inc.†	4,102
2,000	Insight Enterprises, Inc.†	37,740
124	Interwoven, Inc.†	1,819
1,500	Itron, Inc.†(a)	77,760
18,150	Keithley Instruments, Inc.	238,673
110	Kemet Corp.†	803
12,200	Mattson Technology, Inc.†	113,704
1,600	McData Corp., Class A†	8,880
2,500	Methode Electronics, Inc.	27,075
300	MIPS Technologies, Inc.†	2,490
100	MPS Group, Inc.†	1,418
100	Paxar Corp.†	2,306
3,613	Pegasus Wireless Corp.†	5,094
100	Perot Systems Corp., Class A†	1,639
100	Photon Dynamics, Inc.†	1,169
2,500	Powerwave Technologies, Inc.†	16,125
36,700	Quantum Corp.†	85,144
400	Radisys Corp.†	6,668
7,200	Rudolph Technologies, Inc.†	114,624
2,600	SafeNet, Inc.†	62,244
5,523	Silicon Storage Technology, Inc.†	24,909
2,542	Skyworks Solutions, Inc.†	17,997
200	Standard Microsystems Corp.†	5,596
1,860	SYKES Enterprises, Inc.†	32,810
1,690	SYNNEX Corp.†	37,079
2,184	Talx Corp.	59,951
10	Tech Data Corp.†	379
300	Technitrol, Inc.	7,167
200	TNS, Inc.†	3,850
1,100	Ulticom, Inc.†	10,549
2,400	Vasco Data Security International†	28,440

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Information Technology (continued)
1,290	Veeco Instruments, Inc.†	$24,162
893	Vignette Corp.†	15,244
34,800	Zoran Corp.†	507,384

		3,279,739

Materials — 11.5%
100	AK Steel Holding Corp.†	1,690
1,600	Aptargroup, Inc.	94,464
2,718	Arch Chemicals, Inc.	90,537
12,516	Bowater, Inc.(a)	281,610
14,508	Buckeye Technologies, Inc.†	173,806
2,000	Caraustar Industries, Inc.†	16,180
5,300	Century Aluminum Co.†	236,645
968	Chesapeake Corp.	16,475
1,240	Ferro Corp.	25,656
10,450	Gibraltar Industries, Inc.	245,679
7,400	Glatfelter	114,700
2,890	H.B. Fuller Co.	74,620
50	Pope & Talbot, Inc.†	274
700	Royal Gold, Inc.(a)	25,186
1,939	RTI International Metals, Inc.†	151,669
12,500	Sappi, Ltd. ADR	209,625
7,000	Schulman (A.), Inc.	155,750
1,000	Silgan Holdings, Inc.	43,920
6,800	Smurfit-Stone Container Corp.†	71,808
5,670	Spartech Corp.	148,667
32	Terra Industries, Inc.†	383
2,883	Texas Industries, Inc.(a)	185,175
30,309	Wausau Paper Corp.	454,332
1,710	Wheeling-Pittsburgh Corp.†	32,028
1,200	Worthington Industries, Inc.	21,264

		2,872,143

Telecommunication Services — 0.4%
16,420	Cincinnati Bell, Inc.†	75,039
1,900	IDT Corp., Class B†	24,852
800	USA Mobility, Inc.	17,896
66	Windstream Corp.	939

		118,726

Utilities — 7.1%
1,600	Allete, Inc .	74,464
12,117	Black Hills Corp.	447,602
2,024	Northwest Natural Gas Co.	85,899
13,185	Peoples Energy Corp.	587,655
8,970	PNM Resources, Inc.	278,967
8,871	Sierra Pacific Resources†	149,299
1,100	South Jersey Industries, Inc.	36,751
2,900	Unisource Energy Corp.	105,937

		1,766,574

Total Common Stock
(Cost $21,028,472)		24,731,312

MONEY MARKET FUND — 9.7%
2,428,374	PNC Institutional Money
	Market Trust 5.30%
	(Cost $2,428,374)(b)	2,428,374

Total Investments — 108.6%
(Cost $23,456,846)		27,159,686
Other Assets & Liabilities, Net — (8.6)%		(2,145,161)

NET ASSETS — 100.0%		$25,014,525

ADR - American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS	December 31, 2006

Shares		Value
COMMON STOCK — 99.3%

Consumer Discretionary — 11.6%
200	4Kids Entertainment, Inc.†	$3,644
700	99 Cents Only Stores†	8,519
450	Aaron Rents, Inc.	12,951
1,700	Abercrombie & Fitch Co., Class A(a)	118,371
800	Acme United Corp.	11,528
1,650	Advance Auto Parts, Inc.	58,674
1,950	Aeropostale, Inc.†	60,196
200	AFC Enterprises†	3,534
100	Aftermarket Technology Corp.†	2,128
1,000	Aldila, Inc.	14,910
3,700	Amazon.com, Inc.†(a)	146,002
400	Ambassadors Group, Inc.	12,140
2,550	American Eagle Outfitters	79,586
450	American Greetings Corp., Class A	10,742
1,100	America’s Car-Mart, Inc.†	13,046
200	Ameristar Casinos, Inc.	6,148
750	AnnTaylor Stores Corp.†	24,630
2,225	Apollo Group, Inc., Class A†(a)	86,708
2,250	Applebees International, Inc.	55,508
100	Applica, Inc.†	799
750	ArvinMeritor, Inc.	13,672
1,000	Asbury Automotive Group, Inc.	23,560
200	Ashworth, Inc.†	1,452
1,100	Autonation, Inc.†	23,452
1,200	Autozone, Inc.†	138,672
200	Avatar Holdings, Inc.†(a)	16,170
250	Aztar Corp.†	13,605
1,000	Bally Technologies, Inc.†	18,680
1,500	Barnes & Noble, Inc.	59,565
250	Bebe Stores, Inc.(a)	4,948
4,300	Bed Bath & Beyond, Inc.†	163,830
1,100	Belo Corp., Class A	20,207
5,500	Best Buy Co., Inc.(a)	270,545
200	Big 5 Sporting Goods Corp.	4,884
600	Big Dog Holdings, Inc.†	9,840
1,550	Big Lots, Inc.†(a)	35,526
1,500	Black & Decker Corp.(a)	119,955
550	Blyth, Inc.	11,412
400	Bon-Ton Stores, Inc. (The)(a)	13,860
700	Books-A-Million, Inc.	15,876
400	Borders Group, Inc.	8,940
440	BorgWarner, Inc.	25,969
300	Boyd Gaming Corp.	13,593
2,000	Brinker International, Inc.	60,320
1,000	Brookfield Homes Corp.(a).	37,550
1,000	Brunswick Corp.(a)	31,900
2,800	Cablevision Systems Corp., Class A	79,744
200	Cache, Inc.†	5,048
150	California Pizza Kitchen, Inc.†	4,996
500	Callaway Golf Co.	7,205
1,300	Career Education Corp.†	32,214
1,300	Caribou Coffee Co., Inc.†(a)	11,089
1,490	Carmax, Inc.†	79,909
5,250	Carnival Corp.(a)	257,512
1,000	Carter’s, Inc.†	25,500
1,000	Cato Corp. (The), Class A	22,910
8,462	CBS Corp., Class B(a)	263,845
250	CEC Entertainment, Inc.†	10,063
1,800	Centex Corp.(a)	101,286
550	Champion Enterprises, Inc.†	5,148
862	Charles & Covard, Ltd.	6,896
1,250	Charming Shoppes, Inc.†	16,912
750	Cheesecake Factory (The)†(a)	18,450
2,500	Chico’s FAS, Inc.†	51,725
2,500	Circuit City Stores, Inc.(a)	47,450

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Consumer Discretionary (continued)
1,250	Citadel Broadcasting Corp.	$12,450
400	CKE Restaurants, Inc.	7,360
800	CKX, Inc.†	9,384
700	Claire’s Stores, Inc.	23,198
6,187	Clear Channel Communications, Inc.	219,886
5,400	Coach, Inc.†	231,984
1,000	Coachmen Industries, Inc.	11,000
700	Cobra Electronics Corp.	6,692
1,000	Coldwater Creek, Inc.†	24,520
200	Collectors Universe	2,680
25,872	Comcast Corp., Class A†(a)	1,095,162
900	Comstock Homebuilding Cos., Inc., Class A†	5,175
1,000	Cooper Tire & Rubber Co.(a)	14,300
550	Corinthian Colleges, Inc.†	7,496
700	Cox Radio, Inc., Class A†	11,410
2,800	Crown Media Holdings, Inc., Class A†	10,164
650	CSK Auto Corp.†	11,148
1,200	Cumulus Media, Inc., Class A†	12,468
350	Dana Corp.†	486
900	Darden Restaurants, Inc.	36,153
200	Design Within Reach, Inc.†	986
250	DeVry, Inc.	7,000
600	Dillard’s, Inc., Class A(a)	20,982
800	Directed Electronics, Inc.†	9,160
9,752	DIRECTV Group, Inc. (The)†(a)	243,215
3,300	Discovery Holding Co., Class A†	53,097
200	Dixie Group, Inc.†	2,528
3,631	Dollar General Corp.	58,314
1,050	Dollar Tree Stores, Inc.†	31,605
1,350	Domino’s Pizza, Inc.	37,800
1,050	Dover Downs Gaming & Entertainment, Inc.	14,038
300	Dow Jones & Co., Inc.	11,400
2,923	DR Horton, Inc.	77,430
200	Dreamworks Animation SKG, Inc., Class A†	5,898
1,000	DSW, Inc., Class A†(a)	38,570
200	Dura Automotive Systems, Inc., Class A†	98
3,400	Eastman Kodak Co.(a)	87,720
2,800	EchoStar Communications Corp., Class A†(a)	106,484
1,000	Educate, Inc.†	7,120
1,219	Emmis Communications Corp., Class A	10,045
1,200	Empire Resorts, Inc.†	10,404
600	Entravision Communications Corp., Class A†	4,932
2,000	Escala Group, Inc.†(a)	15,380
700	Everlast Worldwide, Inc.†	11,900
2,550	EW Scripps Co., Class A	127,347
200	Exide Technologies†	870
3,890	Expedia, Inc.†	81,613
2,300	Family Dollar Stores, Inc.(a)	67,459
200	Famous Dave’s Of America, Inc.†	3,294
7,598	Federated Department Stores, Inc.(a)	289,712
700	Finish Line (The), Class A	9,996
700	Fleetwood Enterprises, Inc.†	5,537
1,600	Foot Locker, Inc.	35,088
24,885	Ford Motor Co.(a)	186,886
2,200	Fortune Brands, Inc.	187,858
400	Forward Industries, Inc.†	1,676
1,500	Fossil, Inc.†	33,870
800	Fred’s, Inc.	9,632
200	FTD Group, Inc.†	3,578
1,100	Furniture Brands International, Inc.(a)	17,853
700	Gaiam, Inc., Class A†	9,576
400	GameStop Corp., Class A†(a)	22,044

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Consumer Discretionary (continued)
1,000	Gaming Partners International Corp.	$17,990
4,000	Gannett Co., Inc.(a)	241,840
7,050	Gap, Inc. (The)	137,475
2,100	Garmin, Ltd.(a)	116,886
200	Gaylord Entertainment Co.†	10,186
100	Gemstar-TV Guide International, Inc.†	401
5,320	General Motors Corp.(a)	163,430
2,060	Gentex Corp.	32,054
2,400	Genuine Parts Co.(a)	113,832
800	Getty Images, Inc.†	34,256
1,850	Goodyear Tire & Rubber Co. (The)†	38,832
100	GSI Commerce, Inc.†	1,875
200	Guitar Center, Inc.†	9,092
3,260	H&R Block, Inc.(a)	75,110
100	Handleman Co.(a)	677
996	Hanesbrands, Inc.†	23,526
3,050	Harley-Davidson, Inc.	214,934
1,200	Harman International Industries, Inc.	119,892
2,457	Harrah’s Entertainment, Inc.	203,243
200	Harte-Hanks, Inc.	5,542
2,050	Hasbro, Inc.	55,862
1,000	Hearst-Argyle Television, Inc.	25,500
1,000	Helen of Troy, Ltd.†	24,260
200	Hibbett Sporting Goods, Inc.†	6,106
5,215	Hilton Hotels Corp.	182,004
27,500	Home Depot, Inc.	1,104,400
700	Hooker Furniture Corp.	10,976
700	Hot Topic, Inc.†	9,338
1,900	Hovnanian Enterprises, Inc., Class A†(a)	64,410
3,090	IAC/InterActiveCorp.†(a)	114,826
2,024	Idearc, Inc.†	57,988
200	Infosonics Corp.†(a)	982
1,100	Interface, Inc., Class A†	15,642
4,650	International Game Technology	214,830
212	International Speedway Corp., Class A	10,820
4,642	Interpublic Group of Cos., Inc.†	56,818
1,000	Isle of Capri Casinos, Inc.†	26,580
1,000	J Crew Group, Inc.†	38,550
2,867	J.C. Penney Co., Inc.(a)	221,791
300	Jarden Corp.†(a)	10,437
2,600	Johnson Controls, Inc.	223,392
1,878	Jones Apparel Group, Inc.	62,782
1,000	Journal Communications, Inc., Class A	12,610
1,300	Journal Register Co.	9,490
717	K2, Inc.†	9,457
500	KB Home(a)	25,640
200	Kenneth Cole Productions, Inc., Class A	4,798
300	Keystone Automotive Industries, Inc.†	10,197
1,000	Kimball International, Inc., Class B	24,300
4,800	Kohl’s Corp.†(a)	328,464
100	Krispy Kreme Doughnuts, Inc.†	1,110
800	Lakes Entertainment, Inc.†	8,632
1,700	Lamar Advertising Co., Class A†	111,163
2,000	Las Vegas Sands Corp.†(a)	178,960
1,300	Laureate Education, Inc.†(a)	63,219
1,100	La-Z-Boy, Inc.(a)	13,057
400	Leapfrog Enterprises, Inc.†	3,792
250	Lear Corp.	7,382
50	Lee Enterprises, Inc.	1,553
2,660	Leggett & Platt, Inc.	63,574
1,800	Lennar Corp., Class A.	94,428
200	Lenox Group, Inc.†	1,280

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Consumer Discretionary (continued)
5,601	Liberty Global, Inc., Class A†	$163,269
1,810	Liberty Media Holding Corp., Capital Series A†	177,344
9,150	Liberty Media Holding Corp., Interactive A†	197,366
4,615	Limited Brands, Inc.	133,558
1,100	Lin TV Corp., Class A†	10,945
800	Lincoln Educational Services Corp.†	10,792
398	Live Nation, Inc.†	8,915
1,700	Liz Claiborne, Inc.	73,882
1,500	LKQ Corp.†	34,485
20,806	Lowe’s Cos., Inc.(a)	648,107
1,100	Marine Products Corp.	12,914
5,300	Marriott International, Inc., Class A(a)	252,916
400	Marvel Entertainment, Inc.†	10,764
4,430	Mattel, Inc.	100,384
250	Matthews International Corp., Class A	9,838
546	McClatchy Co., Class A	23,642
16,350	McDonald’s Corp.	724,796
5,250	McGraw-Hill Cos., Inc. (The)	357,105
271	MDC Holdings, Inc.	15,461
767	Mediacom Communications Corp., Class A†	6,167
429	Men’s Wearhouse, Inc. (The)(a)	16,414
1,900	MGM Mirage†	108,965
477	Mohawk Industries, Inc.†(a)	35,708
100	Monarch Casino & Resort, Inc.†	2,388
800	Morton’s Restaurant Group, Inc.†	13,320
200	Movado Group, Inc.	5,800
50	Nautilus, Inc.	700
100	Navarre Corp.†	398
800	Netflix, Inc.†(a)	20,688
900	New York & Co., Inc.†	11,772
1,600	New York Times Co., Class A(a)	38,976
3,126	Newell Rubbermaid, Inc.	90,498
30,538	News Corp., Class A	655,956
2,500	Nike, Inc., Class B(a)	247,575
800	Nitches, Inc.†	5,024
100	Noble International, Ltd.	2,005
3,200	Nordstrom, Inc.(a)	157,888
4,200	NTL, Inc.	106,008
700	Oakley, Inc.	14,042
4,400	Office Depot, Inc.†(a)	167,948
400	OfficeMax, Inc.	19,860
2,800	Omnicom Group, Inc.	292,712
1,900	O’Reilly Automotive, Inc.†(a)	60,914
1,050	Orleans Homebuilders, Inc.	19,740
800	OSI Restaurant Partners, Inc.	31,360
1,000	Outdoor Channel Holdings, Inc.†	12,830
700	Pacific Sunwear of California, Inc.†	13,706
1,000	Palm Harbor Homes, Inc.†	14,020
1,000	Papa John’s International, Inc.†	29,010
550	Payless Shoesource, Inc.†	18,051
1,200	PC Mall, Inc.†	12,648
800	Penn National Gaming, Inc.†(a)	33,296
700	PEP Boys-Manny Moe & Jack	10,402
200	Perry Ellis International, Inc.†	8,200
2,000	PetSmart, Inc.	57,720
1,400	Phillips-Van Heusen	70,238
1,900	Pier 1 Imports, Inc.	11,305
500	Pinnacle Entertainment, Inc.†	16,570

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Consumer Discretionary (continued)
1,000	Playboy Enterprises, Inc., Class B†	$11,460
800	Polaris Industries, Inc.(a)	37,464
1,100	Polo Ralph Lauren Corp.(a)	85,426
1,000	Pool Corp.	39,170
100	Princeton Review, Inc.†	528
94	Proliance International, Inc.†	432
2,900	Pulte Homes, Inc.	96,048
900	Quiksilver, Inc.†(a)	14,175
1,741	R.H. Donnelley Corp.†	109,213
1,050	Radio One, Inc., Class A†	7,066
1,650	RadioShack Corp.	27,687
1,900	Rare Hospitality International, Inc.†	62,567
3,000	Reader’s Digest Association, Inc. (The)	50,100
1,500	Regal Entertainment Group, Class A(a)	31,980
200	Regis Corp.	7,908
450	Rent-A-Center, Inc.†	13,280
1,000	Retail Ventures, Inc.†	19,040
500	Riviera Holdings Corp.†	12,080
200	Rocky Brands, Inc.†	3,224
2,100	Ross Stores, Inc.	61,530
1,000	Royal Caribbean Cruises, Ltd.(a)	41,380
2,150	Ruby Tuesday, Inc.	58,996
200	Russ Berrie & Co., Inc.†	3,090
1,100	Saks, Inc.(a)	19,602
600	Salem Communications Corp., Class A	7,170
850	Sally Beauty Holdings, Inc.†	6,630
200	Sands Regent†	2,992
500	Sauer-Danfoss, Inc.	16,125
600	Scientific Games Corp., Class A†(a)	18,138
800	Sealy Corp.	11,800
1,800	Sears Holdings Corp.†	302,274
488	Select Comfort Corp.†	8,486
3,600	Service Corp. International	36,900
3,300	ServiceMaster Co. (The)	43,263
1,000	Sharper Image Corp.†	9,250
1,700	Sherwin-Williams Co. (The)	108,086
400	Shoe Carnival, Inc.†	12,640
1,000	Sinclair Broadcast Group, Inc., Class A	10,500
13,950	Sirius Satellite Radio, Inc.†(a)	49,383
2,100	Six Flags, Inc.†(a)	11,004
200	Skechers U.S.A., Inc., Class A†	6,662
1,500	Snap-On, Inc.	71,460
800	Sonic Corp.†	19,160
153	Sotheby’s(a)	4,746
800	Source Interlink Cos., Inc.†	6,528
2,800	Spanish Broadcasting System, Class A†	11,508
400	Speedway Motorsports, Inc.	15,360
950	Standard-Pacific Corp.(a)	25,450
200	Stanley Furniture Co., Inc	4,290
1,600	Stanley Works (The)	80,464
8,750	Staples, Inc.	233,625
10,350	Starbucks Corp.†	366,597
3,073	Starwood Hotels & Resorts Worldwide, Inc.	192,062
1,300	Station Casinos, Inc.	106,171
550	Steak N Shake Co. (The)†	9,680
100	Steinway Musical Instruments†	3,105
200	Stewart Enterprises, Inc., Class A	1,250
1,800	Strayer Education, Inc.	190,890
200	Stride Rite Corp.	3,016
1,000	Sun-Times Media Group, Inc., Class A	4,910
100	Superior Industries International(a)	1,927
1,000	Systemax, Inc.†	17,450

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Consumer Discretionary (continued)
1,000	Talbots, Inc.(a)	$24,100
10,750	Target Corp.	613,288
1,129	Tarragon Corp.(a)	13,740
1,037	Technical Olympic USA, Inc.(a)	10,546
1,800	Tempur-Pedic International, Inc.†	36,828
700	Tenneco, Inc.†	17,304
800	Texas Roadhouse, Inc., Class A†	10,608
2,000	Tiffany & Co.	78,480
400	Timberland Co., Class A†	12,632
52,574	Time Warner, Inc.	1,145,062
1,000	Tivo, Inc.†	5,120
6,050	TJX Cos., Inc.	172,546
900	Toll Brothers, Inc.†	29,007
300	Trans World Entertainment Corp.†	1,974
1,801	Tribune Co.(a)	55,435
50	Triple Crown Media, Inc.†	387
800	Tuesday Morning Corp.	12,440
1,100	Tupperware Brands Corp.	24,871
1,000	Unifirst Corp.	38,410
200	Universal Electronics, Inc.†	4,204
250	Universal Technical Institute, Inc.†	5,552
3,265	Univision Communications, Inc., Class A†	115,646
1,000	Urban Outfitters, Inc.†	23,030
1,000	Valassis Communications, Inc.†	14,500
200	Value Line, Inc.	9,090
600	Valuevision Media, Inc., Class A†	7,884
1,800	VF Corp.	147,744
8,662	Viacom, Inc., Class B†	355,402
1,650	Visteon Corp.†	13,992
50	Volcom, Inc.†	1,478
26,470	Walt Disney Co. (The)	907,127
100	Warnaco Group, Inc. (The)†	2,538
1,400	Warner Music Group Corp.	32,130
446	Weight Watchers International, Inc.	23,428
1,900	Wendy’s International, Inc.	62,871
700	Westwood One, Inc.	4,942
1,347	Whirlpool Corp.(a).	111,828
300	Wiley (John) & Sons, Inc., Class A	11,541
900	Williams-Sonoma, Inc.(a)	28,296
400	Wolverine World Wide, Inc.	11,408
1,000	World Wrestling Entertainment, Inc., Class A	16,300
600	WorldSpace, Inc., Class A†	2,100
1,100	WPT Enterprises, Inc.†	4,246
2,485	Wyndham Worldwide Corp.†	79,570
1,600	Wynn Resorts, Ltd.(a)	150,160
800	Xerium Technologies, Inc.	7,832
4,600	XM Satellite Radio Holdings, Inc., Class A†	66,470
550	Yankee Candle Co., Inc.	18,854
200	Young Broadcasting, Inc., Class A†	564
3,000	Yum! Brands, Inc.	176,400
400	Zale Corp.†(a)	11,283
1,000	Zumiez, Inc.†	29,540

		24,733,664

Consumer Staples — 8.0%
1,850	Alberto-Culver Co.	39,682
200	Alico, Inc.	10,126
200	Alliance One International, Inc.†	1,412
27,450	Altria Group, Inc.	2,355,759
9,800	Anheuser-Busch Cos., Inc.	482,160
8,361	Archer-Daniels-Midland Co.	267,218
5,450	Avon Products, Inc.(a)	180,068
600	BJ’s Wholesale Club, Inc.†	18,666
600	Brown-Forman Corp., Class B	39,744

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Consumer Staples (continued)
1,700	Bunge, Ltd.(a)	$123,267
3,400	Campbell Soup Co.(a)	132,226
1,000	Casey’s General Stores, Inc.	23,550
800	Chiquita Brands International, Inc.	12,776
800	Church & Dwight Co, Inc.	34,120
1,900	Clorox Co.	121,885
28,520	Coca-Cola Co. (The)(a)	1,376,090
3,020	Coca-Cola Enterprises, Inc.	61,668
7,280	Colgate-Palmolive Co.	474,947
6,873	ConAgra Foods, Inc.	185,571
2,150	Constellation Brands, Inc., Class A†(a)	62,393
600	Corn Products International, Inc.	20,724
5,650	Costco Wholesale Corp.	298,716
10,230	CVS Corp.	316,209
1,984	Dean Foods Co.†	83,884
2,005	Del Monte Foods Co.	22,115
700	Elizabeth Arden, Inc.†	13,335
1,333	Energizer Holdings, Inc.†	94,630
1,900	Estee Lauder Cos., Inc.(The), Class A(a)	77,558
1,000	Flowers Foods, Inc.(a)	26,990
4,550	General Mills, Inc.	262,080
1,000	Gold Kist, Inc.†	21,020
300	Great Atlantic & Pacific Tea Co.	7,722
1,000	Hansen Natural Corp.†	33,680
2,400	Hershey Co. (The)	119,520
3,400	HJ Heinz Co.	153,034
900	Hormel Foods Corp.	33,606
700	Inter Parfums, Inc.	13,433
1,500	J.M. Smucker Co. (The)	72,705
3,200	Kellogg Co.	160,192
6,624	Kimberly-Clark Corp.	450,101
3,300	Kraft Foods, Inc., Class A(a)	117,810
9,000	Kroger Co. (The)	207,630
1,550	Loews Corp. - Carolina Group	100,316
1,800	McCormick & Co., Inc.	69,408
1,400	Molson Coors Brewing Co., Class B	107,016
1,000	National Beverage Corp.(a)	14,030
200	Natural Health Trends Corp.†	300
2,100	NBTY, Inc.†	87,297
500	Nu Skin Enterprises, Inc., Class A	9,115
2,120	Pepsi Bottling Group, Inc.	65,529
1,600	PepsiAmericas, Inc.	33,568
21,790	PepsiCo, Inc.(a)	1,362,964
1,350	Pilgrim’s Pride Corp.	39,731
700	Playtex Products, Inc.†	10,073
1,000	PriceSmart, Inc.†	17,910
43,302	Procter & Gamble Co.	2,783,020
700	Reliv International, Inc.	6,076
2,864	Reynolds American, Inc.(a)	187,506
67	Rocky Mountain Chocolate Factory, Inc.	980
5,550	Safeway, Inc.(a)	191,808
9,570	Sara Lee Corp.	162,977
700	Smart & Final, Inc.†	13,230
800	Smithfield Foods, Inc.†	20,528
600	Spartan Stores, Inc.	12,558
800	Spectrum Brands, Inc.†	8,720
2,211	Supervalu, Inc.(a)	79,043
8,150	Sysco Corp.	299,594
2,905	Tyson Foods, Inc., Class A	47,787
1,500	USANA Health Sciences, Inc.†	77,490
3,400	UST, Inc.	197,880
550	Vector Group, Ltd.(a)	9,763
13,050	Walgreen Co.(a)	598,864
34,220	Wal-Mart Stores, Inc.	1,580,280

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value

Consumer Staples (continued)
100	Weis Markets, Inc.	$4,011
1,900	Whole Foods Market, Inc.(a)	89,167
3,000	Wm. Wrigley Jr. Co.(a)	155,160

		17,053,721

Energy — 9.1%
1,200	Able Energy†(a)	2,784
400	Alon USA Energy, Inc.	10,524
5,756	Anadarko Petroleum Corp.	250,501
4,956	Apache Corp.	329,624
3,100	Arch Coal, Inc.(a)	93,093
1,000	Aventine Renewable Energy Holdings, Inc.†	23,560
5,000	Baker Hughes, Inc.	373,300
600	Barnwell Industries, Inc.	14,370
1,000	Basic Energy Services, Inc.†	24,650
300	Berry Petroleum Co., Class A	9,303
4,472	BJ Services Co.(a)	131,119
700	Boardwalk Pipeline Partners LP(a)	21,574
550	Bois d’Arc Energy, Inc.†	8,046
700	Bolt Technology Corp.†	15,610
400	BP Prudhoe Bay Royalty Trust	30,792
1,000	Brigham Exploration Co.†	7,310
1,000	Bristow Group, Inc.†	36,090
250	Cabot Oil & Gas Corp.	15,162
1,000	Callon Petroleum Co.†	15,030
1,700	Cameron International Corp.†(a)	90,185
1,000	CARBO Ceramics, Inc.	37,370
950	Cheniere Energy, Inc.†(a)	27,427
4,950	Chesapeake Energy Corp.(a)	143,798
29,299	Chevron Corp.	2,154,355
1,647	Cimarex Energy Co.	60,116
700	Comstock Resources, Inc.†	21,742
21,351	ConocoPhillips	1,536,204
2,500	CONSOL Energy, Inc.†	80,325
200	Copano Energy LLC	11,930
200	Cross Timbers Royalty Trust	10,122
1,500	Delta Petroleum Corp.†(a)	34,740
1,200	Denbury Resources, Inc.†.	33,348
6,536	Devon Energy Corp.	438,435
1,500	Diamond Offshore Drilling, Inc.(a)	119,910
600	Double Hull Tankers, Inc.	9,714
700	Dresser-Rand Group, Inc.†(a)	17,129
9,214	El Paso Corp.	140,790
1	Enbridge Energy Management, LLC†	29
450	Encore Acquisition Co.†	11,038
2,150	ENSCO International, Inc.(a)	107,629
1,000	Enterprise GP Holdings LP	36,970
4,000	EOG Resources, Inc.	249,800
1,300	Evergreen Energy, Inc.†(a)	12,857
800	EXCO Resources, Inc.†	13,528
1,000	Exploration Co. of Delaware, Inc. (The)†	13,340
65,550	Exxon Mobil Corp.	5,023,096
1,539	FMC Technologies, Inc.†	94,849
1,000	Forest Oil Corp.†	32,680
750	Foundation Coal Holdings, Inc.(a)	23,820
2,000	Frontier Oil Corp.(a)	57,480
1,000	GeoMet, Inc.†	10,400
1,800	GeoResources, Inc.†	11,556
750	Global Industries, Ltd.†	9,780
2,997	GlobalSantaFe Corp.(a)	176,164
1,500	Goodrich Petroleum Corp.†	54,270
1,800	Grant Prideco, Inc.†(a)	71,586
4,000	Grey Wolf, Inc.†	27,440
13,800	Halliburton Co.(a)	428,490
850	Hanover Compressor Co.†(a)	16,056

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Energy (continued)
800	Harvest Natural Resources, Inc.†	$8,504
2,400	Helix Energy Solutions Group, Inc.†	75,288
700	Helmerich & Payne, Inc.	17,129
3,100	Hess Corp.(a)	153,667
400	Holly Corp.	20,560
470	Hugoton Royalty Trust	11,562
750	Inergy Holdings LP	30,000
900	Input/Output, Inc.†	12,267
3,300	International Coal Group, Inc.†	17,985
1,965	Kinder Morgan Management, LLC.†	89,770
1,600	Kinder Morgan, Inc.	169,200
1,100	Linn Energy LLC(a)	35,145
250	Lone Star Technologies, Inc.†	12,102
100	Magellan Midstream Holdings LP	2,230
4,836	Marathon Oil Corp.	447,330
363	Mariner Energy, Inc.†	7,115
200	Martin Midstream Partners, LP	6,648
2,450	Massey Energy Co.(a)	56,914
1,000	Matrix Service Co.†	16,100
600	McMoRan Exploration Co.†(a)	8,532
2,300	Murphy Oil Corp.(a)	116,955
3,900	Nabors Industries, Ltd.†(a)	116,142
2,219	National Oilwell Varco, Inc.†(a)	135,758
1,900	Newfield Exploration Co.†(a)	87,305
1,400	Newpark Resources†	10,094
2,060	Noble Corp.	156,869
2,350	Noble Energy, Inc.(a)	115,314
10,960	Occidental Petroleum Corp.	535,177
400	Oceaneering International, Inc.†	15,880
500	OMI Corp.	10,585
700	Omni Energy Services Corp.†	6,853
1,000	Pacific Ethanol, Inc.†(a)	15,390
1,000	Parallel Petroleum Corp.†	17,570
1,350	Parker Drilling Co.†	11,030
1,350	Patterson-UTI Energy, Inc.	31,360
4,350	Peabody Energy Corp.	175,784
1,572	Petrohawk Energy Corp.†	18,078
600	Petroquest Energy, Inc.†	7,644
1,000	Pioneer Drilling Co.†	13,280
2,100	Pioneer Natural Resources Co.	83,349
2,500	Plains Exploration & Production Co.†	118,825
1,500	Pogo Producing Co.	72,660
2,750	Pride International, Inc.†	82,528
1,500	Quicksilver Resources, Inc.†(a)	54,885
3,075	Range Resources Corp.(a)	84,440
2,700	Rowan Cos., Inc.(a)	89,640
1,500	RPC, Inc.	25,320
12,950	Schlumberger, Ltd.	817,922
4,200	Smith International, Inc.(a)	172,494
1,900	Southwestern Energy Co.†(a)	66,595
250	St. Mary Land & Exploration Co.(a)	9,210
1,900	SulphCo, Inc.†(a)	8,968
1,940	Sunoco, Inc.	120,978
850	Superior Energy Services, Inc.†	27,778
1,000	Superior Well Services, Inc.†	25,560
700	T-3 Energy Services, Inc.†	15,435
1,350	Tesoro Corp.(a)	88,790
2,300	Tetra Technologies, Inc.†(a)	58,834
1,000	TGC Industries, Inc.†	8,400
1,450	Tidewater, Inc.(a)	70,122

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Energy (continued)
400	Todco†(a)	$13,668
1,000	TransMontaigne Partners L.P.	30,300
4,413	Transocean, Inc.†	356,968
300	Trico Marine Services, Inc.†	11,493
2,440	Ultra Petroleum Corp.†	116,510
800	Union Drilling, Inc.†	11,264
2,150	USEC, Inc.†	27,348
1,000	Vaalco Energy, Inc.†	6,750
8,464	Valero Energy Corp.	433,018
1,000	VeraSun Energy Corp.†(a)	19,750
700	Warren Resources, Inc.†	8,204
5,050	Weatherford International, Ltd.†	211,040
8,100	Williams Cos., Inc.	211,572
5,288	XTO Energy, Inc.	248,800

		19,467,474

Financials — 22.7%
700	21st Century Insurance Group	12,355
1,000	ACA Capital Holdings, Inc.†	15,460
250	Acadia Realty Trust	6,255
4,400	ACE, Ltd.	266,508
400	Advance America Cash Advance Centers, Inc.	5,860
6,100	Aflac, Inc.(a)	280,600
700	Alfa Corp.	13,167
8,050	Allstate Corp. (The)	524,136
1,700	AMB Property Corp.	99,637
2,000	AMBAC Financial Group, Inc.	178,140
400	Amcore Financial, Inc.	13,068
1,000	American Campus Communities, Inc.	28,470
700	American Equity Investment Life Holding Co.	9,121
15,200	American Express Co.	922,184
300	American Financial Group, Inc.	10,773
1,250	American Financial Realty Trust	14,300
300	American Home Mortgage Investment Corp.	10,536
31,375	American International Group, Inc.	2,248,332
300	American Physicians Capital, Inc.†	12,012
50	AmericanWest Bancorp	1,211
1,600	AmeriCredit Corp.†	40,272
3,080	Ameriprise Financial, Inc.	167,860
310	Anchor Bancorp Wisconsin, Inc.	8,934
3,450	Annaly Capital Management, Inc.(a)	47,990
100	Anworth Mortgage Asset Corp.	951
4,450	AON Corp.(a)	157,263
1,772	Apartment Investment & Management Co., Class A	99,267
200	Arbor Realty Trust, Inc.	6,018
200	Arch Capital Group, Ltd.†	13,522
2,892	Archstone-Smith Trust	168,343
900	Arthur J. Gallagher & Co.	26,595
700	Ashford Hospitality Trust, Inc.	8,715
400	Aspen Insurance Holdings, Ltd.	10,544
700	Asset Acceptance Capital Corp.†	11,774
1,804	Associated Banc-Corp.	62,924
200	Associated Estates Realty Corp.	2,748
1,700	Assurant, Inc.	93,925
800	Assured Guaranty, Ltd.	21,280
2,400	Astoria Financial Corp.(a)	72,384
1,500	AvalonBay Communities, Inc.	195,075
1,700	Axis Capital Holdings, Ltd.	56,729
1,500	BancFirst Corp.	81,000
550	BancorpSouth, Inc.	14,751

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Financials (continued)
750	Bank Mutual Corp.	$9,083
61,461	Bank of America Corp.	3,281,403
350	Bank of Hawaii Corp.	18,882
10,400	Bank of New York Co., Inc. (The)	409,448
300	BankAtlantic Bancorp, Inc., Class A	4,143
1,000	BankFinancial Corp.	17,810
300	Banner Corp.	13,302
2,205	Bear Stearns Cos., Inc. (The)	358,930
308	Berkshire Hathaway, Inc., Class B†(a)	1,129,128
2,200	BioMed Realty Trust, Inc.	62,920
2,000	BKF Capital Group, Inc.†(a)	6,700
2,000	Boston Properties, Inc.	223,760
688	Brandywine Realty Trust	22,876
1,200	BRE Properties, Inc., Class A	78,024
800	Brookfield Properties Corp.	31,464
506	Brookline Bancorp, Inc.	6,664
1,200	Brown & Brown, Inc.	33,852
100	Camden National Corp.	4,612
1,500	Camden Property Trust	110,775
350	Capital City Bank Group, Inc.	12,355
5,150	Capital One Financial Corp.	395,623
2,839	CapitalSource, Inc.	77,533
100	Capitol Bancorp, Ltd.	4,620
1,000	Capitol Federal Financial	38,420
200	Capstead Mortgage Corp.	1,660
1,000	Cardinal Financial Corp.	10,250
288	Cathay General Bancorp(a)	9,939
2,800	CB Richard Ellis Group, Inc., Class A†	92,960
700	CBL & Associates Properties, Inc.	30,345
800	Centennial Bank Holdings, Inc.†	7,568
1,000	Center Financial Corp.	23,970
12,764	Charles Schwab Corp. (The)	246,856
300	Charter Financial Corp.(a)	15,456
700	CharterMac	15,029
1,000	Chemical Financial Corp.	33,300
1,050	Chicago Mercantile Exchange Holdings, Inc., Class A(a)	535,238
175	Chittenden Corp.	5,371
5,750	Chubb Corp.	304,232
2,394	Cincinnati Financial Corp.	108,472
2,946	CIT Group, Inc.	164,298
67,425	Citigroup, Inc.	3,755,572
600	Citizens Banking Corp.(a)	15,900
150	City Holding Co.	6,134
1,314	City National Corp.(a)	93,557
1,000	CNA Financial Corp.†	40,320
1,000	CoBiz, Inc.	22,040
400	Cohen & Steers, Inc.	16,068
1,650	Colonial BancGroup, Inc. (The)	42,471
329	Colonial Properties Trust	15,424
276	Columbia Banking System, Inc.	9,693
2,548	Comerica, Inc.(a)	149,517
2,200	Commerce Bancorp, Inc.	77,594
738	Commerce Bancshares, Inc.	35,727
1,000	Commerce Group, Inc.	29,750
463	Community Bancorp†	13,978
550	Community Bank System, Inc.	12,650
1,000	Community Banks, Inc.	27,760
1,000	Community Trust Bancorp, Inc.	41,530
1,950	Compass Bancshares, Inc.(a)	116,318
1,600	Conseco, Inc.†	31,968
250	Corporate Office Properties Trust(a)	12,618
8,248	Countrywide Financial Corp.(a)	350,128

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value

Financials (continued)
500	Cousins Properties, Inc.	$17,635
1,000	Credit Acceptance Corp.†	33,330
600	Crescent Real Estate Equities Co.	11,850
250	Cullen/Frost Bankers, Inc.	13,955
550	CVB Financial Corp.	7,953
800	Deerfield Triarc Capital Corp.	13,544
322	Delphi Financial Group, Class A	13,028
1,826	Developers Diversified Realty Corp.	114,947
900	DiamondRock Hospitality Co.	16,209
300	Digital Reality Trust, Inc.	10,269
200	Dollar Financial Corp.†	5,572
1,550	Doral Financial Corp.	4,448
1,000	Douglas Emmett, Inc.	26,590
2,076	Duke Realty Corp.	84,908
5,037	E*Trade Financial Corp.†(a)	112,930
650	East West Bancorp, Inc.	23,023
250	EastGroup Properties, Inc.	13,390
1,000	Eaton Vance Corp.	33,010
1,600	Edwards (A.G.), Inc.	101,264
1,000	Endurance Specialty Holdings, Ltd.	36,580
500	Equity Inns, Inc.	7,980
4,745	Equity Office Properties Trust	228,567
4,354	Equity Residential(a)	220,966
1,500	Erie Indemnity Co., Class A	86,970
1,300	Everest Re Group, Ltd.	127,543
500	Extra Space Storage, Inc.	9,130
12,700	Fannie Mae	754,253
300	FBL Financial Group, Inc., Class A	11,724
1,200	Federal Realty Investment Trust	102,000
700	Federated Investors, Inc., Class B	23,646
1,550	FelCor Lodging Trust, Inc.	33,852
2,100	FFD Financial Corp.	36,771
2,966	Fidelity National Financial, Inc., Class A	70,828
700	Fieldstone Investment Corp.	3,066
5,685	Fifth Third Bancorp(a)	232,687
1,000	Financial Federal Corp.	29,410
1,000	Financial Institutions, Inc.	23,050
700	First Acceptance Corp.†	7,504
967	First American Corp.	39,338
750	First BanCorp.	7,148
300	First Cash Financial Services, Inc.†	7,761
1,000	First Charter Corp.	24,600
700	First Commonwealth Financial Corp.	9,401
250	First Financial Bancorp.	4,152
1,500	First Financial Bankshares, Inc.	62,790
100	First Financial Corp.	3,545
1,600	First Horizon National Corp.(a)	66,848
800	First Industrial Realty Trust, Inc.	37,512
1,500	First Marblehead Corp. (The)(a)	81,975
900	First Midwest Bancorp, Inc.	34,812
758	First Niagara Financial Group, Inc.	11,264
1,100	First Potomac Realty Trust	32,021
1,000	First State Bancorp.	24,750
400	FirstMerit Corp.	9,656
700	Flagstar Bancorp, Inc.	10,388
1,000	FNB Corp.	18,270
1,500	Forest City Enterprises, Class A	87,600
400	Franklin Bank Corp.†	8,216
2,400	Franklin Resources, Inc.	264,408
700	Franklin Street Properties Corp.	14,735

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Financials (continued)
9,650	Freddie Mac	$655,235
1,600	Fremont General Corp.	25,936
3,360	Friedman, Billings, Ramsey Group, Inc., Class A	26,880
2,859	Fulton Financial Corp.	47,745
1,000	GAMCO Investors, Inc., Class A	38,460
3,000	General Growth Properties, Inc.	156,690
5,400	Genworth Financial, Inc., Class A(a)	184,734
200	Getty Realty Corp.	6,180
600	GMH Communities Trust	6,090
5,120	Goldman Sachs Group, Inc.(a)	1,020,672
200	Government Properties Trust, Inc.	2,120
100	Gramercy Capital Corp.	3,089
1,000	Great Southern Bancorp, Inc.	29,510
400	Greater Bay Bancorp.	10,532
229	Hancock Holding Co.	12,100
800	Hanmi Financial Corp.	18,024
1,500	Hanover Insurance Group, Inc. (The)	73,200
1,000	Harleysville Group, Inc.	34,820
370	Harleysville National Corp.	7,145
3,800	Hartford Financial Services Group, Inc.(a)	354,578
850	HCC Insurance Holdings, Inc.	27,276
2,900	Health Care Property Investors, Inc.	106,778
700	Health Care REIT, Inc.	30,114
900	Healthcare Realty Trust, Inc.	35,586
1,000	Heritage Commerce Corp.	26,640
1,000	Highland Hospitality Corp.	14,250
350	Highwoods Properties, Inc.	14,266
800	Hospitality Properties Trust	38,024
6,875	Host Hotels & Resorts, Inc.(a)	168,781
1,100	Housevalues, Inc.†	6,193
2,900	HRPT Properties Trust	35,815
8,326	Hudson City Bancorp, Inc.	115,565
2,913	Huntington Bancshares, Inc.	69,184
1,250	IMPAC Mortgage Holdings, Inc.	11,000
1,000	Independent Bank Corp.	36,030
1,500	IndyMac Bancorp, Inc.	67,740
300	Inland Real Estate Corp.(a)	5,616
100	Innkeepers USA Trust.	1,550
200	Integra Bank Corp.	5,504
1,000	Interchange Financial Services Corp.	22,990
750	International Bancshares Corp.	23,182
300	Investment Technology Group., Inc.†	12,864
800	Investors Financial Services Corp.(a)	34,136
1,100	IPC Holdings, Ltd.	34,595
700	Irwin Financial Corp.	15,841
1,664	iStar Financial, Inc.	79,572
1,850	Janus Capital Group, Inc.	39,942
800	Jefferies Group, Inc.	21,456
46,530	JPMorgan Chase & Co.	2,247,399
1,000	Kearny Financial Corp.	16,060
5,100	KeyCorp(a)	193,953
2,400	Kimco Realty Corp.	107,880
700	KKR Financial Corp.	18,753
1,050	Knight Capital Group, Inc., Class A†	20,128
1,100	LaBranche & Co, Inc.†(a)	10,813
2,300	Legg Mason, Inc.(a)	218,615
7,218	Lehman Brothers Holdings, Inc.(a)	563,870
2,680	Leucadia National Corp.	75,576

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Financials (continued)
450	Lexington Corporate
	Properties Trust	$10,089
1,750	Liberty Property Trust(a)	85,995
4,000	Lincoln National Corp.	265,600
5,850	Loews Corp.	242,600
693	Longview Fibre Co.	15,211
900	M&T Bank Corp.(a)	109,944
1,100	Macerich Co. (The)	95,227
700	Mack-Cali Realty Corp.	35,700
1,149	Main Street Trust, Inc.	40,502
1,050	MainSource Financial Group, Inc.	17,787
6,570	Marsh & McLennan Cos., Inc.(a)	201,436
4,307	Marshall & Ilsley Corp.(a)	207,189
1,400	Max Re Capital, Ltd.	34,748
244	MB Financial, Inc.	9,177
2,200	MBIA, Inc.(a)	160,732
5,200	Mellon Financial Corp.(a)	219,180
1,700	Mercantile Bankshares Corp.	79,543
12,296	Merrill Lynch & Co., Inc.	1,144,758
5,696	MetLife, Inc.	336,121
200	MFA Mortgage Investments, Inc.	1,538
1,900	MGIC Investment Corp.	118,826
100	Mid-America Apartment Communities, Inc.	5,724
247	Midland Co. (The)	10,362
200	Midwest Banc Holdings, Inc.	4,750
600	Mills Corp. (The)	12,000
700	Montpelier Re Holdings, Ltd.	13,027
2,950	Moody’s Corp.(a)	203,727
13,550	Morgan Stanley	1,103,376
800	MortgageIT Holdings, Inc.	11,800
104	Move, Inc.†	573
600	Nara Bancorp, Inc.	12,552
2,600	Nasdaq Stock Market, Inc. (The)†(a)	80,054
800	National Atlantic Holdings Corp., Class A†	9,328
8,163	National City Corp.(a)	298,439
400	National Interstate Corp.	9,720
195	National Retail Properties, Inc.	4,475
620	Nationwide Financial Services, Class A	33,604
1,300	Nationwide Health Properties, Inc.	39,286
200	Navigators Group, Inc.†	9,636
200	NBT Bancorp, Inc.	5,102
1,000	Nelnet, Inc., Class A†	27,360
950	New Century Financial Corp.(a)	30,010
2,500	New Plan Excel Realty Trust	68,700
3,537	New York Community Bancorp, Inc.	56,946
800	NewAlliance Bancshares, Inc.	13,120
700	Newcastle Investment Corp.	21,924
1,000	Northern Empire Bancshares†	29,540
2,700	Northern Trust Corp.	163,863
500	Northwest Bancorp, Inc.	13,730
700	Nuveen Investments, Inc., Class A	36,316
1,500	NYSE Group, Inc.†(a)	145,800
700	Ocwen Financial Corp.†	11,102
1,000	Odyssey Re Holdings Corp.	37,300
600	Ohio Casualty Corp.	17,886
994	Old National Bancorp	18,806
2,737	Old Republic International Corp.	63,717
400	Old Second Bancorp, Inc.	11,720
1,000	Omega Financial Corp.	31,920

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Financials (continued)
1,000	optionsXpress Holdings, Inc.	$22,690
932	Oriental Financial Group	12,069
283	Pacific Capital Bancorp	9,503
1,300	PartnerRe, Ltd.	92,339
2,325	People’s Bank(a)	103,742
1,000	PFF Bancorp, Inc.	34,510
300	Philadelphia Consolidated Holding Co.†	13,368
2,000	Phoenix Cos., Inc. (The)	31,780
800	Platinum Underwriters Holdings, Ltd.	24,752
2,459	Plum Creek Timber Co., Inc.	97,991
1,600	PMI Group, Inc. (The)	75,472
3,600	Popular, Inc.	64,620
400	Presidential Life Corp.	8,780
700	Primus Guaranty, Ltd.†	8,085
3,200	Principal Financial Group, Inc.	187,840
165	ProAssurance Corp.†	8,237
9,100	Progressive Corp. (The)	220,402
3,994	Prologis	242,715
471	Prosperity Bancshares, Inc.	16,254
800	Protective Life Corp.	38,000
1,789	Provident Bankshares Corp.	63,688
700	Provident Financial Services, Inc.	12,691
500	Provident New York Bancorp	7,490
7,200	Prudential Financial, Inc.	618,192
2,114	Public Storage, Inc.	206,115
370	Radian Group, Inc.	19,947
1,800	Raymond James Financial, Inc.	54,558
601	Rayonier, Inc.	24,671
2,981	Realogy Corp.†	90,384
800	Realty Income Corp.	22,160
1,500	Reckson Associates Realty Corp.	68,400
1,200	Regency Centers Corp.	93,804
10,256	Regions Financial Corp.(a)	383,574
1,300	RenaissanceRe Holdings, Ltd.	78,000
2,170	Republic Bancorp, Inc.	29,208
800	Resource Capital Corp.	13,560
1,000	Roma Financial Corp.†	16,560
1,900	Safeco Corp.	118,845
1,500	Safety Insurance Group, Inc.	76,065
1,000	Santander BanCorp	17,850
800	Scottish Re Group, Ltd.	4,272
700	SeaBright Insurance Holdings, Inc.†	12,607
1,000	Seacoast Banking Corp. of Florida	24,800
1,600	SEI Investments Co.	95,296
200	Selective Insurance Group	11,458
550	Senior Housing Properties Trust	13,464
3,841	Simon Property Group, Inc.(a)	389,055
1,620	Sky Financial Group, Inc.	46,235
1,500	SL Green Realty Corp.(a)	199,170
5,000	SLM Corp.	243,850
650	South Financial Group, Inc. (The)	17,284
1,000	Southern Missouri Bancorp, Inc.	14,610
1,000	Southwest Bancorp, Inc.	27,860
3,902	Sovereign Bancorp, Inc.	99,072
2,700	Spirit Finance Corp.	33,669
1,600	St Joe Co. (The)(a)	85,712
8,434	St. Paul Travelers Cos., Inc. (The)	452,821
540	Stancorp Financial Group, Inc.	24,327
1,000	State Auto Financial Corp.	34,730
4,300	State Street Corp.	289,992

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Financials (continued)
78	Sterling Financial Corp.	$2,637
300	Stewart Information Services Corp.	13,008
300	Stifel Financial Corp.†	11,769
600	Strategic Hotels & Resorts, Inc.	13,074
711	Sun Bancorp, Inc.†	14,981
700	Sunstone Hotel Investors, Inc.	18,711
4,780	SunTrust Banks, Inc.(a)	403,671
1,000	Superior Bancorp†	11,340
700	Susquehanna Bancshares, Inc.	18,816
250	SVB Financial Group†	11,655
2,906	Synovus Financial Corp.	89,592
3,300	T. Rowe Price Group, Inc.	144,441
550	Taubman Centers, Inc.	27,973
1,000	TCF Financial Corp.	27,420
2,700	TD Ameritrade Holding Corp.(a)	43,686
1,905	TD Banknorth, Inc.	61,493
400	Texas Capital Bancshares, Inc.†	7,952
600	Thomas Weisel Partners Group, Inc.†	12,660
946	Thornburg Mortgage, Inc.	23,773
1,800	Torchmark Corp.	114,768
1,000	Tower Group, Inc.	31,070
700	TradeStation Group, Inc.†	9,625
1,500	Triad Guaranty, Inc.†	82,305
1,000	Trico Bancshares	27,210
508	Trustco Bank Corp.	5,649
650	Trustmark Corp.	21,262
350	Trustreet Properties, Inc.	5,898
20,459	U.S. Bancorp(a)	740,411
600	UCBH Holdings, Inc.	10,536
1,810	UMB Financial Corp.	66,083
700	Umpqua Holdings Corp.	20,601
400	UnionBanCal Corp.	24,500
1,000	United America Indemnity Ltd. Class A†	25,330
650	United Community Banks, Inc.	21,008
1,000	United Community Financial Corp.	12,240
1,900	United Dominion Realty Trust, Inc.	60,401
1,000	United Fire & Casualty Co.	35,250
500	United PanAm Financial Corp.†	6,880
400	Unitrin, Inc.	20,044
1,000	Universal American Financial Corp.†	18,640
3,857	UnumProvident Corp.	80,148
600	USB Holding Co., Inc.	14,460
700	USI Holdings Corp.†	10,752
1,450	U-Store-It Trust	29,798
806	Valley National Bancorp	21,367
900	Ventas, Inc.	38,088
500	Vineyard National Bancorp	11,510
468	Virginia Commerce Bancorp, Inc.†	9,304
2,200	Vornado Realty Trust(a)	267,300
1,981	W Holding Co., Inc.	11,807
700	W.P. Stewart & Co., Ltd.	11,088
1,987	W.R. Berkley Corp.(a)	68,571
26,834	Wachovia Corp.(a)	1,528,196
500	Waddell & Reed Financial, Inc., Class A	13,680
2,333	Washington Federal, Inc.	54,895
12,781	Washington Mutual, Inc.(a)	581,408
250	Washington Real Estate Investment Trust	10,000
400	Washington Trust Bancorp, Inc.	11,156
550	Wauwatosa Holdings, Inc.†	9,801
1,404	Webster Financial Corp.	68,403
1,475	Weingarten Realty Investors	68,012
41,990	Wells Fargo & Co.	1,493,164

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Financials (continued)
300	WesBanco, Inc.	$10,059
200	Wesco Financial Corp.	92,000
1,000	West Coast Bancorp	34,640
350	Western Alliance Bancorp†	12,170
375	Whitney Holding Corp.	12,232
850	Wilmington Trust Corp.	35,844
550	Wilshire Bancorp, Inc.	10,434
1,500	World Acceptance Corp.†	70,425
1,500	WSFS Financial Corp.	100,395
1,900	XL Capital, Ltd., Class A	136,838
1,505	Zions Bancorp	124,072
900	ZipRealty, Inc.†(a)	6,742

		48,693,341

Health Care — 11.9%
700	A.D.A.M., Inc.†	4,256
20,150	Abbott Laboratories	981,506
400	Abraxis BioScience, Inc.†(a)	10,936
800	Adeza Biomedical Corp.†	11,928
700	Adolor Corp.†	5,264
731	Advanced Medical Optics, Inc.†(a)	25,731
7,750	Aetna, Inc.	334,645
600	Affymetrix, Inc.†	13,836
1,000	Align Technology, Inc.†(a)	13,970
750	Alkermes, Inc.†	10,027
2,240	Allergan, Inc.(a)	268,218
1,000	Alliance Imaging, Inc.†	6,650
1,400	Allscripts Healthcare Solutions, Inc.†	37,786
700	Altus Pharmaceuticals, Inc.†	13,195
333	Amedisys, Inc.†(a)	10,957
2,150	American Medical Systems Holdings, Inc.†	39,818
2,150	AMERIGROUP Corp.†	77,164
3,040	AmerisourceBergen Corp.	136,678
15,952	Amgen, Inc.†	1,089,681
1,700	Amylin Pharmaceuticals, Inc.†(a)	61,319
1,000	Angeion Corp.†	12,230
900	Anika Therapeutics, Inc.†	11,943
2,700	Applera Corp. - Applied Biosystems Group	99,063
600	Applera Corp. - Celera Group†	8,394
700	Arena Pharmaceuticals, Inc.†	9,037
1,000	Arrow International, Inc.	35,380
800	Atherogenics, Inc.†(a)	7,928
1,000	Auxilium Pharmaceuticals, Inc.†	14,690
1,800	Bard (C.R.), Inc.	149,346
1,875	Barr Pharmaceuticals, Inc.†	93,975
2,000	Bausch & Lomb, Inc.(a)	104,120
9,463	Baxter International, Inc.(a)	438,989
1,400	Beckman Coulter, Inc.	83,720
2,700	Becton Dickinson & Co.	189,405
4,755	Biogen Idec, Inc.†	233,898
600	BioMarin Pharmaceuticals, Inc.†	9,834
2,450	Biomet, Inc.	101,111
18,039	Boston Scientific Corp.†	309,910
25,550	Bristol-Myers Squibb Co.	672,476
1,500	Brookdale Senior Living, Inc.(a)	72,000
1,000	Bruker BioSciences Corp.†	7,510
200	Candela Corp.†	2,474
1,000	Capital Senior Living Corp.†	10,640
5,636	Cardinal Health, Inc.	363,127
5,578	Caremark Rx, Inc.	318,560
5,000	Celgene Corp.†(a)	287,650
700	Centene Corp.†	17,199
1,200	Cephalon, Inc.†	84,492
1,000	Cepheid, Inc.†	8,500
1,500	Cerner Corp.†(a)	68,250
2,144	Charles River Laboratories International, Inc.†	92,728

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Health Care (continued)
1,300	Cigna Corp.	$171,041
700	Coley Pharmaceutical Group, Inc.†	6,783
1,000	Community Health Systems, Inc.†	36,520
700	Conmed Corp.†	16,184
755	Cooper Cos., Inc. (The)	33,598
1,550	Covance, Inc.†	91,310
2,191	Coventry Health Care, Inc.†	109,660
100	Cross Country Healthcare, Inc.†	2,182
500	Cubist Pharmaceuticals, Inc.†	9,055
100	CuraGen Corp.†	460
200	Curative Health Services, Inc.†	0
700	CV Therapeutics, Inc.†	9,772
700	Cynosure, Inc., Class A†	11,081
1,100	Cytyc Corp.†	31,130
1,000	Dade Behring Holdings, Inc.	39,810
1,750	DaVita, Inc.†	99,540
200	Dendrite International, Inc.†	2,142
2,200	Dentsply International, Inc.	65,670
700	Dialysis Corp. of America†	8,897
100	Diversa Corp.†	1,088
100	Dyax Corp.†	303
700	Edwards Lifesciences Corp.†	32,928
13,070	Eli Lilly & Co.(a)	680,947
3,345	Emdeon Corp.†	41,445
600	Encysive Pharmaceuticals, Inc.†(a)	2,526
700	Endo Pharmaceuticals Holdings, Inc.†	19,306
300	eResearch Technology, Inc.†	2,019
700	ev3, Inc.†	12,061
400	Exelixis, Inc.†	3,600
1,900	Express Scripts, Inc.†	136,040
200	Five Star Quality Care, Inc.†	2,230
4,050	Forest Laboratories, Inc.†	204,930
6,800	Genentech, Inc.†	551,684
1,450	Gen-Probe, Inc.†	75,936
4,055	Genzyme Corp.†	249,707
5,550	Gilead Sciences, Inc.†	360,362
1,000	GTx, Inc.†	17,840
1,800	Hanger Orthopedic Group, Inc.†	13,554
2,900	Health Management Associates, Inc., Class A	61,219
1,700	Health Net, Inc.†	82,722
1,000	Healthsouth Corp.†	22,650
1,700	Henry Schein, Inc.†	83,266
1,200	Hillenbrand Industries, Inc	68,316
800	Hologic, Inc.†(a)	37,824
2,040	Hospira, Inc.†	68,503
1,000	Human Genome Sciences, Inc.†(a)	12,440
2,300	Humana, Inc.†	127,213
300	Hythiam, Inc.†(a)	2,772
2,150	ICOS Corp.†	72,648
1,100	Idenix Pharmaceuticals, Inc.†	9,559
200	Immtech Pharmaceuticals, Inc.†	1,520
380	Immucor, Inc.†	11,107
2,100	IMS Health, Inc.	57,708
1,000	Infinity Pharmaceuticals, Inc.†	12,450
1,000	Invacare Corp.	24,550
1,300	Invitrogen Corp.†	73,567
200	IRIS International, Inc.†(a)	2,530
1,000	Isis Pharmaceuticals, Inc.†	11,120
39,760	Johnson & Johnson	2,624,955
600	Keryx Biopharmaceuticals, Inc.†	7,980
500	Kinetic Concepts, Inc.†	19,775
3,074	King Pharmaceuticals, Inc.†	48,938
1,900	Laboratory Corp. of America Holdings†(a)	139,593
1,000	LCA-Vision, Inc.(a)	34,360

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Health Care (continued)
600	LHC Group, Inc.†	$17,106
565	LifePoint Hospitals, Inc.†	19,040
1,000	Ligand Pharmaceuticals, Inc., Class B†	10,950
1,600	Lincare Holdings, Inc.†	63,744
200	Luminex Corp.†	2,540
700	MannKind Corp.†	11,543
1,700	Manor Care, Inc.	79,764
1,000	Martek Biosciences Corp.†	23,340
100	Matria Healthcare, Inc.†	2,873
300	Maxygen, Inc.†	3,231
4,450	McKesson Corp.	225,615
1,200	Medarex, Inc.†	17,748
4,399	Medco Health Solutions, Inc.†	235,083
1,000	Medicines Co.†	31,720
300	Medicis Pharmaceutical Corp., Class A	10,539
3,155	MedImmune, Inc.†(a)	102,127
15,268	Medtronic, Inc.(a)	816,991
700	Mentor Corp.	34,209
28,633	Merck & Co., Inc.(a)	1,248,399
200	Merge Technologies, Inc.†	1,312
1,300	MGI Pharma, Inc.†	23,933
800	Micrus Endovascular Corp.†	15,264
4,000	Millennium Pharmaceuticals, Inc.†	43,600
150	Millipore Corp.†(a)	9,990
1,000	Molina Healthcare, Inc.†	32,510
800	Momenta Pharmaceuticals, Inc.†(a)	12,584
3,600	Mylan Laboratories, Inc.	71,856
700	Nastech Pharmaceutical Co., Inc.†(a)	10,591
950	Nektar Therapeutics†	14,450
1,500	New River Pharmaceuticals, Inc.†(a)	82,065
700	Nighthawk Radiology Holdings, Inc.†	17,850
1,000	Northstar Neuroscience, Inc.†	14,380
1,000	NuVasive, Inc.†	23,100
800	Odyssey HealthCare, Inc.†	10,608
1,700	Omnicare, Inc.(a)	65,671
1,000	OSI Pharmaceuticals, Inc.†	34,980
1,900	Patterson Cos., Inc.†	67,469
1,200	PDI, Inc.†	12,180
1,100	PDL BioPharma, Inc.†	22,154
300	Pediatrix Medical Group, Inc.†	14,670
2,717	PerkinElmer, Inc.	60,399
900	Perrigo Co.	15,570
98,411	Pfizer, Inc.	2,548,845
2,500	Pharmaceutical Product Development, Inc.	80,550
1,000	Pharmion Corp.†	25,740
700	Phase Forward, Inc.†	10,486
200	PRA International†	5,054
200	Providence Service Corp. (The)†(a)	5,026
500	PSS World Medical, Inc.†	9,765
700	Psychiatric Solutions, Inc.†	26,264
2,300	Quest Diagnostics, Inc.	121,900
1,000	Radiation Therapy Services, Inc.†	31,520
1,000	Regeneron Pharmaceuticals, Inc.†	20,070
900	Repros Therapeutics, Inc.†	11,349
600	Resmed, Inc.†	29,532
800	Respironics, Inc.†	30,200
200	Rigel Pharmaceuticals, Inc.†	2,374
800	Salix Pharmaceuticals, Ltd.†	9,736
19,750	Schering-Plough Corp.(a)	466,890
600	Sciele Pharma, Inc.†	14,400
200	Senomyx, Inc.†	2,598
1,800	Sepracor, Inc.†(a)	110,844

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Health Care (continued)
400	Sierra Health Services, Inc.†	$14,416
1,000	Sirna Therapeutics, Inc.†	13,010
800	Solexa, Inc.†	10,520
1,000	Somaxon Pharmaceuticals, Inc.†	14,190
5,200	St. Jude Medical, Inc.†	190,112
650	STERIS Corp.	16,360
4,220	Stryker Corp.	232,564
700	Techne Corp.†	38,815
500	Telik, Inc.†(a)	2,215
6,126	Tenet Healthcare Corp.†	42,698
700	Theravance, Inc.†	21,623
1,000	Thermage, Inc.†	6,990
5,009	Thermo Fisher Scientific, Inc.†(a)	226,858
1,000	Thoratec Corp.†	17,580
805	Triad Hospitals, Inc.†	33,673
600	Trizetto Group, Inc.†	11,022
1,000	United American Healthcare Corp.†	8,380
200	United Therapeutics Corp.†	10,874
18,312	UnitedHealth Group, Inc.	983,904
1,400	Universal Health Services, Inc., Class B	77,602
1,800	Valeant Pharmaceuticals International	31,032
2,000	Varian Medical Systems, Inc.†	95,140
2,300	VCA Antech, Inc.†	74,037
1,750	Vertex Pharmaceuticals, Inc.†	65,485
1,700	Viropharma, Inc.†	24,888
1,000	Visicu, Inc.†	11,200
200	Vital Signs, Inc.	9,984
1,000	Warner Chilcott, Ltd., Class A†	13,820
1,950	Waters Corp.†	95,492
1,250	Watson Pharmaceuticals, Inc.†	32,538
7,841	WellPoint, Inc.†	617,008
1,000	Wright Medical Group, Inc.†	23,280
18,200	Wyeth(a)	926,744
1,000	Xenoport, Inc.†	24,550
1,000	Zevex International Inc.†	9,855
3,200	Zimmer Holdings, Inc.†	250,816
700	Zymogenetics, Inc.†	10,899

		25,431,835

Industrials — 11.1%
9,650	3M Co.	752,024
273	ACCO Brands Corp.†(a)	7,226
800	Accuride Corp.†	9,008
1,770	Actuant Corp., Class A	84,340
100	Acuity Brands, Inc.(a)	5,204
900	Adesa, Inc.	24,975
750	AGCO Corp.†(a)	23,205
700	Airtran Holdings, Inc.†	8,218
1,000	Albany International Corp., Class A	32,910
350	Alexander & Baldwin, Inc.	15,519
150	Alliant Techsystems, Inc.†	11,728
3,700	Allied Waste Industries, Inc.†	45,473
2,500	American Power Conversion Corp.	76,475
200	American Science & Engineering, Inc.†(a)	11,902
1,800	American Standard Cos., Inc.(a)	82,530
850	Ametek, Inc.	27,064
1,000	Ampco-Pittsburgh Corp.	33,480
2,950	AMR Corp.†(a)	89,178
200	Angelica Corp.	5,160
200	Applied Signal Technology, Inc.	2,812
1,000	Aramark Corp., Class B	33,450
600	Armor Holdings, Inc.†	32,910
400	Astec Industries, Inc.†	14,040

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Industrials (continued)
1,900	Avery Dennison Corp.	$129,067
992	Avis Budget Group, Inc.	21,516
200	Axsys Technologies, Inc.†	3,514
200	Baker (Michael) Corp.†	4,530
1,700	Basin Water, Inc.†	11,509
1,200	BE Aerospace, Inc.†	30,816
2,150	Belden CDT, Inc.	84,044
900	BlueLinx Holdings, Inc.	9,360
9,950	Boeing Co.	883,958
100	Bowne & Co., Inc.	1,594
1,000	Brady Corp., Class A	37,280
600	Briggs & Stratton Corp.	16,170
250	Brink’s Co. (The)	15,980
600	BTU International, Inc.†	5,880
750	Builders FirstSource, Inc.†	13,372
4,690	Burlington Northern Santa Fe Corp.	346,169
200	C&D Technologies, Inc.(a)	948
2,500	C.H. Robinson Worldwide, Inc.(a)	102,225
200	Casella Waste Systems, Inc., Class A†	2,446
9,450	Caterpillar, Inc.	579,568
400	CDI Corp.	9,960
700	Central Parking Corp.	12,600
1,586	ChoicePoint, Inc.†	62,457
1,882	Cintas Corp.	74,734
400	Clarcor, Inc.	13,524
1,500	Clean Harbors, Inc.†	72,615
400	Columbus McKinnon Corp.†	8,408
800	Comfort Systems USA, Inc.	10,112
400	Commercial Vehicle Group, Inc.†	8,720
200	Competitive Technologies, Inc.†	466
200	Consolidated Graphics, Inc†	11,814
500	Continental Airlines, Inc., Class B†(a)	20,625
500	Con-way, Inc.	22,020
1,900	Cooper Industries, Ltd., Class A	171,817
700	Copart, Inc.†	21,000
200	Cornell Cos., Inc.†	3,666
1,500	Corrections Corp. of America†	67,845
850	Covanta Holding Corp.†	18,734
200	Covenant Transport, Inc., Class A†	2,280
300	Crane Co.	10,992
6,150	CSX Corp.	211,744
2,200	Cummins, Inc.(a)	259,996
300	Curtiss-Wright Corp.	11,124
4,168	Danaher Corp.(a)	301,930
2,800	Deere & Co.	266,196
1,000	Deluxe Corp.	25,200
800	Donaldson Co., Inc.	27,768
2,950	Dover Corp.	144,609
278	DRS Technologies, Inc.(a)	14,645
1,450	Dun & Bradstreet Corp.†	120,046
400	Dynamic Materials Corp.	11,240
1,000	Eagle Bulk Shipping, Inc.	17,340
2,300	Eaton Corp.	172,822
1,000	ElkCorp.	41,090
11,300	Emerson Electric Co.	498,217
300	EnerSys†	4,800
2,100	ENGlobal Corp.†	13,503
2,050	Equifax, Inc.	83,230
700	Evergreen Solar, Inc.†(a)	5,299
1,000	Excel Maritime Carriers, Ltd.†	14,610
2,900	Expeditors International Washington, Inc.(a)	117,450
400	Exponent, Inc.†	7,464
3,500	ExpressJet Holdings, Inc.†	28,350
1,700	Fastenal Co.	60,996
800	Federal Signal Corp.	12,832
3,882	FedEx Corp.(a)	421,663

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Industrials (continued)
1,000	First Advantage Corp., Class A†	$22,960
800	Flanders Corp.†	7,920
700	Flow International Corp.†	7,714
400	Flowserve Corp.†	20,188
1,600	Fluor Corp.	130,640
300	Foster Wheeler, Ltd.†	16,542
1,500	Freightcar America, Inc.	83,175
1,000	Frontier Airlines Holdings, Inc.†(a)	7,400
200	Frozen Food Express Industries	1,720
600	FuelCell Energy, Inc.†(a)	3,876
1,000	Gardner Denver, Inc.†	37,310
200	GATX Corp.	8,666
300	Gehl Co.†	8,259
600	Genco Shipping & Trading, Ltd.	16,764
1,500	General Cable Corp.†	65,565
5,040	General Dynamics Corp.(a)	374,724
139,346	General Electric Co.	5,185,065
550	Global Cash Access Holdings, Inc.†	8,927
100	Global Power Equipment Group, Inc.†	70
1,700	Goodrich Corp.(a)	77,435
1,487	Graco, Inc.	58,915
1,100	GrafTech International, Ltd.†	7,612
100	H&E Equipment Services, Inc.†	2,477
150	Harland (John H.) Co.	7,530
250	Healthcare Services Group	7,240
533	Heartland Express, Inc.	8,006
1,500	Heidrick & Struggles International, Inc.†	63,540
200	Herley Industries, Inc.†	3,238
700	Herman Miller, Inc.	25,452
550	Hexcel Corp.†(a)	9,576
1,700	Hi-Shear Technology Corp.	15,470
10,025	Honeywell International, Inc.	453,531
550	Horizon Lines, Inc., Class A	14,828
1,400	HUB Group, Inc., Class A†	38,570
400	Hubbell, Inc., Class B	18,084
200	Hudson Highland Group,Inc.†	3,336
400	Hurco Cos., Inc.†	12,712
1,500	Huron Consulting Group, Inc.†	68,010
350	IDEX Corp.	16,594
1,800	IHS, Inc., Class A†	71,064
1,000	II-VI, Inc.†	27,940
700	IKON Office Solutions, Inc.	11,459
7,066	Illinois Tool Works, Inc.(a)	326,379
2,000	Imperial Industries, Inc.†	16,240
3,650	Ingersoll-Rand Co., Ltd., Class A	142,824
100	Innovative Solutions & Support, Inc.†	1,703
100	Insituform Technologies, Inc., Class A†	2,586
1,000	Interline Brands, Inc.†	22,470
1,000	Interpool, Inc.	23,360
900	Intersections, Inc.†	9,504
200	Ionatron, Inc.†	820
2,000	ITT Corp.	113,640
1,400	J.B. Hunt Transport Services, Inc.	29,078
2,200	Jacobs Engineering Group, Inc.†	179,388
800	Jacuzzi Brands, Inc.†	9,944
1,375	JetBlue Airways Corp.†	19,525
1,725	Joy Global, Inc.(a)	83,386
2,573	Kansas City Southern†	74,566
400	Kelly Services, Inc., Class A	11,576
100	Kenexa Corp.†	3,326
300	Kennametal, Inc.	17,655
900	Kirby Corp.†	30,717

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Industrials (continued)
387	Knight Transportation, Inc.	$6,598
14,400	Kreisler Manufacturing Corp.†	138,672
1,800	L-3 Communications Holdings, Inc.	147,204
600	LaBarge, Inc.†	8,058
1,000	Labor Ready, Inc.†	18,330
700	Laidlaw International, Inc.	21,301
600	Landstar System, Inc.(a)	22,908
900	Learning Tree International, Inc.†	8,001
100	LECG Corp.†	1,848
550	Lennox International, Inc.	16,836
200	Lindsay Manufacturing Co.	6,530
1,000	LMI Aerospace, Inc.†	15,480
4,550	Lockheed Martin Corp.	418,918
200	LSI Industries, Inc.	3,970
100	Macquarie Infrastucture Co. Trust	3,548
500	Manitowoc Co., Inc. (The)	29,715
1,803	Manpower, Inc.	135,099
100	Marten Transport, Ltd.†	1,833
5,300	Masco Corp.(a)	158,311
1,625	McDermott International, Inc.†	82,648
700	Meadow Valley Corp.†	7,105
2,000	Mesa Air Group, Inc.†	17,140
100	Middleby Corp.†	10,467
1,000	Midwest Air Group, Inc.†	11,500
1,600	Monster Worldwide, Inc.†	74,624
300	MSC Industrial Direct Co., Class A	11,745
495	Mueller Water Products, Inc., Class B†	7,376
350	Navistar International Corp.†	11,700
5,850	Norfolk Southern Corp.	294,196
3,000	North American Galvanizing & Coating, Inc.†	15,660
4,550	Northrop Grumman Corp.	308,035
200	On Assignment, Inc.†	2,350
1,500	Orbital Sciences Corp.†	27,660
600	Oshkosh Truck Corp.	29,052
1,000	Owens Corning, Inc.†	29,900
3,337	Paccar, Inc.	216,571
1,900	Pall Corp.	65,645
2,129	Parker Hannifin Corp.(a)	163,678
1,100	Pentair, Inc.	34,540
623	PHH Corp.†	17,986
600	Pike Electric Corp.†(a)	9,798
2,000	Pinnacle Airlines Corp.†	33,700
3,100	Pitney Bowes, Inc.	143,189
800	Portec Rail Products, Inc.	8,080
1,100	Power-One, Inc.†	8,008
2,900	Precision Castparts Corp.	227,012
1,020	PRG-Schultz International, Inc.†	8,160
650	Quanta Services, Inc.†(a)	12,786
100	Quipp, Inc.	715
2,800	R.R. Donnelley & Sons Co.	99,512
1,000	RailAmerica, Inc.†	16,080
6,650	Raytheon Co.(a)	351,120
700	Republic Airways Holdings, Inc.†	11,746
1,500	Republic Services, Inc.	61,005
200	Resources Connection, Inc.†	6,368
2,600	Robert Half International, Inc.(a)	96,512
2,000	Rockwell Automation, Inc.	122,160
2,200	Rockwell Collins, Inc.	139,238
500	Rollins, Inc.	11,055
2,600	Roper Industries, Inc.(a)	130,624
1,300	Ryder System, Inc.	66,378
1,000	Saia, Inc.†	23,210
2,000	SAIC, Inc.†	35,580
1,000	School Specialty, Inc.†(a)	37,490
400	Shaw Group, Inc. (The)†	13,400
1,000	Simclar, Inc.†(a)	5,980

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Industrials (continued)
50	Simpson Manufacturing Co., Inc.(a)	$1,582
1,100	SIRVA, Inc.†	3,828
1,550	SkyWest, Inc.	39,540
300	Smith (A.O.) Corp.	11,268
9,443	Southwest Airlines Co.	144,667
300	Spherion Corp.†	2,229
1,200	Spire Corp.†	9,936
1,434	SPX Corp.	87,703
200	Standard Register Co. (The)	2,400
1,700	Steelcase, Inc., Class A	30,872
1,000	Superior Essex, Inc.†	33,250
1,000	Swift Transportation Co., Inc.†	26,270
200	Sypris Solutions, Inc.	1,390
550	Taleo Corp., Class A†	7,518
1,000	Taser International, Inc.†(a)	7,610
1,500	Terex Corp.†(a)	96,870
693	Tetra Tech, Inc.†	12,536
2,000	Textron, Inc.	187,540
250	Thomas & Betts Corp.†	11,820
1,000	Thomas Group, Inc.	15,040
800	Timken Co.	23,344
200	Titan International, Inc.(a)	4,030
200	Toro Co.	9,326
1,000	TransDigm Group, Inc.†	26,510
200	TRC Cos., Inc.†	1,726
400	Trex Co., Inc.†(a)	9,156
1,700	Trinity Industries, Inc.	59,840
4,600	TRM Corp.†	9,844
800	TurboChef Technologies, Inc.†	13,616
26,450	Tyco International, Ltd.(a)	804,080
600	UAL Corp.†	26,400
300	Ultralife Batteries, Inc.†	3,303
3,000	Union Pacific Corp.	276,060
200	United Industrial Corp.	10,150
7,850	United Parcel Service, Inc., Class B	588,593
600	United Rentals, Inc.†	15,258
150	United Stationers, Inc.†	7,004
12,544	United Technologies Corp.	784,251
800	URS Corp.†	34,280
1,541	US Airways Group, Inc.†	82,983
300	USG Corp.†	16,440
800	UTi Worldwide, Inc.	23,920
100	Viad Corp.	4,060
700	Vicor Corp.	7,777
200	Volt Information Sciences, Inc.†	10,042
1,700	W.W. Grainger, Inc.(a)	118,898
50	Wabash National Corp.	755
300	Wabtec Corp.	9,114
300	Walter Industries, Inc.	8,115
850	Waste Connections, Inc.†	35,318
7,150	Waste Management, Inc.	262,906
250	Werner Enterprises, Inc.	4,370
1,300	WESCO International, Inc.†(a)	76,453
1,000	Williams Scotsman International, Inc.†	19,620
950	YRC Worldwide, Inc.†	35,844

		23,835,020

Information Technology — 14.7%
7,300	Accenture, Ltd., Class A	269,589
800	Access Integrated Technologies, Inc., Class A†	6,976
200	Actel Corp.†	3,632
2,944	Activision, Inc.†	50,755
1,200	Acxiom Corp.	30,780
2,831	ADC Telecommunications, Inc.†	41,134
7,959	Adobe Systems, Inc.†	327,274
700	Adtran, Inc.	15,890
800	Advanced Analogic Technologies, Inc.†	4,312

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Information Technology (continued)
1,200	Advanced Energy Industries, Inc.†	$22,644
6,600	Advanced Micro Devices, Inc.†	134,310
700	Aeroflex, Inc.†	8,204
1,700	Affiliated Computer Services, Inc., Class A†	83,028
3,440	Agere Systems, Inc.†(a)	65,945
100	Agile Software Corp.†	615
5,346	Agilent Technologies, Inc.†	186,308
500	Agilysys, Inc.	8,370
1,759	Akamai Technologies, Inc.†	93,438
450	Alliance Data Systems Corp.†	28,112
4,600	Altera Corp.†	90,528
200	Altiris, Inc.†	5,076
200	American Technology Corp.†	784
800	AMIS Holdings, Inc.†	8,456
2,100	Amkor Technology, Inc.†	19,614
1,300	Amphenol Corp., Class A	80,704
5,400	Analog Devices, Inc.	177,498
200	Anaren, Inc.†	3,552
1,550	Andrew Corp.†	15,856
1,100	Answers Corp.†(a)	14,729
9,600	Apple Computer, Inc.†	814,464
19,908	Applied Materials, Inc.(a)	367,303
200	Aptimus, Inc.†	1,320
450	aQuantive, Inc.†(a)	11,097
1,000	Ariba, Inc.†	7,740
1,100	Arris Group, Inc.†	13,761
850	Arrow Electronics, Inc.†	26,818
1,000	Aspen Technology, Inc.†	11,020
700	Astea International, Inc.†	4,732
500	Atheros Communications, Inc.†	10,660
1,500	Atmel Corp.†	9,075
3,100	Autodesk, Inc.†	125,426
7,600	Automatic Data Processing, Inc.	374,300
6,690	Avaya, Inc.†	93,526
1,200	Avnet, Inc.†(a)	30,636
350	Avocent Corp.†	11,848
1,189	Axcelis Technologies, Inc.†	6,932
200	Bankrate, Inc.†(a)	7,590
5,550	BEA Systems, Inc.†	69,819
2,900	BearingPoint, Inc.†(a)	22,823
200	Bel Fuse, Inc., Class B	6,958
200	Bell Microproducts, Inc.†	1,410
900	Benchmark Electronics, Inc.†	21,924
3,050	BISYS Group, Inc. (The)†	39,376
1,000	Bitstream, Inc., Class A†	8,700
400	Blackboard, Inc.†(a)	12,016
200	Blue Coat Systems, Inc.†	4,790
2,517	BMC Software, Inc.†	81,047
1,000	Brightpoint, Inc.†	13,450
5,515	Broadcom Corp., Class A†	178,190
3,700	Brocade Communications Systems, Inc.†	30,377
706	Brooks Automation, Inc.†	10,166
6,272	CA, Inc.	142,061
1,000	Cabot Microelectronics Corp.†	33,940
2,927	Cadence Design Systems, Inc.†	52,423
550	Carrier Access Corp.†	3,608
800	Cascade Microtech, Inc.†	10,480
200	Catapult Communications Corp.†	1,796
1,180	CDW Corp.	82,978
2,100	Ceridian Corp.†	58,758
700	CheckFree Corp.†	28,112
200	Ciber, Inc.†	1,356
197	Ciena Corp.†	5,459
700	Cirrus Logic, Inc.†	4,816

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value

Information Technology (continued)
82,673	Cisco Systems, Inc.†(a)	$2,259,453
2,300	Citrix Systems, Inc.†	62,215
3,037	CNET Networks, Inc.†	27,606
800	Cogent, Inc.†	8,808
2,000	Cognizant Technology Solutions Corp., Class A†	154,320
650	CommScope, Inc.†	19,812
2,580	Computer Sciences Corp.†	137,695
4,250	Compuware Corp.†	35,402
100	Comtech Telecommunications Corp.†	3,807
1,731	Comverse Technology, Inc.†(a)	36,541
1,300	Convergys Corp.†	30,914
20,369	Corning, Inc.†	381,104
1,000	Covansys Corp.†	22,950
1,000	Cray, Inc.†	11,880
700	Cree, Inc.†(a)	12,124
150	CSG Systems International, Inc.†	4,010
200	CTS Corp.	3,140
2,900	Cypress Semiconductor Corp.†	48,923
1,000	Datalink Corp.†	7,520
26,700	Dell, Inc.†(a)	669,903
1,450	Diebold, Inc.(a)	67,570
1,000	Digi International, Inc.†	13,790
850	Digitas, Inc.†	11,398
1,000	Ditech Networks, Inc.†	6,920
1,100	DSP Group, Inc.†	23,870
1,500	DST Systems, Inc.†(a)	93,945
200	DTS, Inc.†	4,838
800	Eagle Test Systems, Inc.†	11,664
621	Earthlink, Inc.†	4,409
13,350	eBay, Inc.†	401,434
100	Echelon Corp.†	800
200	eCollege.com, Inc.†	3,130
200	EFJ, Inc.†	1,348
280	eFunds Corp.†	7,700
4,200	Electronic Arts, Inc.†	211,512
6,300	Electronic Data Systems Corp.(a)	173,565
450	Electronics for Imaging†	11,961
200	Embarcadero Technologies, Inc.†	1,224
30,379	EMC Corp.†	401,003
800	Emcore Corp.†	4,424
550	Emulex Corp.†	10,730
600	EndWave Corp.†	6,498
1,086	Entegris, Inc.†	11,751
1,300	Epicor Software Corp.†	17,563
200	EPIQ Systems, Inc.†	3,394
1,000	eSpeed, Inc., Class A†	8,730
300	Exar Corp.†	3,900
800	Extreme Networks†	3,352
250	F5 Networks, Inc.†	18,552
250	Factset Research Systems, Inc.	14,120
1,544	Fair Isaac Corp.	62,764
2,800	Fairchild Semiconductor International, Inc.†	47,068
100	FalconStor Software, Inc.†	865
200	FARO Technologies, Inc.†	4,808
400	FEI Co.†	10,548
1,993	Fidelity National Information Services, Inc.	79,899
9,629	First Data Corp.	245,732
2,728	Fiserv, Inc.†	143,002
113	Flextronics International, Ltd.†	1,297
650	Flir Systems, Inc.†	20,690
250	Formfactor, Inc.†	9,312
200	Forrester Research, Inc.†	5,422
1,850	Foundry Networks, Inc.†	27,713
400	Gartner, Inc.†(a)	7,916
800	Genesis Microchip, Inc.†	8,112
100	Global e-Point, Inc.†(a)	43

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value

Information Technology (continued)
1,000	Global Imaging Systems, Inc.†	$21,950
650	Global Payments, Inc.	30,095
2,800	Google, Inc., Class A†	1,289,344
1,200	Harmonic, Inc.†	8,724
1,500	Harris Corp.	68,790
1,170	Hewitt Associates, Inc., Class A†	30,127
37,377	Hewlett-Packard Co.	1,539,559
150	Hittite Microwave Corp.†	4,848
100	Hutchinson Technology, Inc.†	2,357
1,800	Hypercom Corp.†	11,430
1,000	Hyperion Solutions Corp.†	35,940
200	ID Systems, Inc.†	3,764
550	Ikanos Communications, Inc.†	4,780
200	Imergent, Inc.†(a)	5,728
650	Informatica Corp.†	7,936
150	Infospace, Inc.†	3,076
1,300	infoUSA, Inc.	15,483
2,500	Ingram Micro, Inc., Class A†	51,025
2,710	Integrated Device Technology, Inc.†(a)	41,951
76,416	Intel Corp.	1,547,424
100	Interactive Intelligence, Inc.†	2,242
300	Interdigital Communications Corp.†	10,065
200	Intermec, Inc.†	4,854
1,000	Internap Network Services Corp.†	19,870
20,920	International Business Machines Corp.	2,032,378
2,300	International Rectifier Corp.†	88,619
1,000	Internet Capital Group, Inc.†	10,260
1,000	Interphase Corp.†	8,290
3,100	Intersil Corp., Class A	74,152
300	Inter-Tel, Inc.	6,648
200	Interwoven, Inc.†	2,934
4,700	Intuit, Inc.†	143,397
1,850	Iron Mountain, Inc.†(a)	76,479
1,300	Ixia†	12,480
1,200	IXYS Corp.†	10,680
700	j2 Global Communications, Inc.†	19,075
2,650	Jabil Circuit, Inc.	65,058
1,400	Jack Henry & Associates, Inc.	29,960
1,928	JDS Uniphase Corp.†(a)	32,120
7,090	Juniper Networks, Inc.†(a)	134,285
400	Jupitermedia Corp.†	3,168
1,200	Keane, Inc.†	14,292
200	Keithley Instruments, Inc.	2,630
1,200	Kemet Corp.†	8,760
1,000	KEY Tronic Corp.†	4,780
200	Keynote Systems, Inc.†	2,120
2,600	KLA-Tencor Corp.(a)	129,350
250	Komag, Inc.†	9,470
500	Kulicke & Soffa Industries, Inc.†	4,200
1,473	L-1 Identity Solutions, Inc.†(a)	22,286
1,900	Lam Research Corp.†(a)	96,178
1,000	LaserCard Corp.†	10,710
1,100	Lattice Semiconductor Corp.†	7,128
3,500	Lawson Software, Inc.†	25,865
800	Leadis Technologies, Inc.†	3,752
200	LeCroy Corp.†(a)	2,302
1,400	Lexmark International, Inc., Class A†(a)	102,480
3,900	Linear Technology Corp.	118,248
100	Liquidity Services, Inc.†	1,721
293	Local.com Corp.†	1,187
200	LoJack Corp.†	3,416
1,000	LoopNet, Inc.†	14,980

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Information Technology (continued)
336	Loral Space & Communications, Inc.†	$13,682
5,690	LSI Logic Corp.†(a)	51,210
1,000	Lumera Corp.†(a)	6,100
200	Macrovision Corp.†	5,652
300	Magma Design Automation, Inc.†	2,679
200	Majesco Entertainment Co.†	266
700	MakeMusic, Inc.†	4,158
1,000	Manhattan Associates, Inc.†	30,080
300	Mantech International Corp., Class A†	11,049
5,800	Marvell Technology Group, Ltd.†(a)	111,302
900	Mastec, Inc.†	10,386
1,500	Mastercard, Inc., Class A	147,735
900	Mattson Technology, Inc.†	8,388
4,490	Maxim Integrated Products, Inc.	137,484
2,200	McAfee, Inc.†	62,436
200	Measurement Specialties, Inc.†	4,328
2,050	MEMC Electronic Materials, Inc.†	80,237
900	Mentor Graphics Corp.†	16,227
200	Mercury Computer Systems, Inc.†	2,672
200	Methode Electronics, Inc.	2,166
700	Micrel, Inc.†(a)	7,546
2,812	Microchip Technology, Inc.	91,952
9,627	Micron Technology, Inc.†	134,393
1,700	Micronetics, Inc.†	13,005
650	Microsemi Corp.†(a)	12,772
118,540	Microsoft Corp.	3,539,604
1,300	Midway Games, Inc.†(a)	9,074
200	Mobility Electronics, Inc.†	670
200	Moldflow Corp.†	2,778
1,925	Molex, Inc.	60,888
2,300	MoneyGram International, Inc.	72,128
600	Monolithic Power Systems, Inc.†	6,666
1,000	MoSys, Inc.†	9,250
31,241	Motorola, Inc.	642,315
1,600	MPS Group, Inc.†	22,688
800	Nanometrics, Inc.†	6,328
1,300	Napco Security Systems, Inc.†	7,631
175	National Instruments Corp.	4,767
3,300	National Semiconductor Corp.	74,910
650	NAVTEQ Corp.†	22,730
2,100	NCR Corp.†(a)	89,796
700	Neomagic Corp†	4,109
200	Neoware, Inc.†	2,642
1,100	Netratings, Inc.†	19,261
800	Netscout Systems, Inc.†	6,640
4,600	Network Appliance, Inc.†(a)	180,688
200	NMS Communications Corp.†	410
5,984	Novell, Inc.†	37,101
2,223	Novellus Systems, Inc.†(a)	76,516
2,000	Nuance Communications, Inc.†(a)	22,920
100	NVE Corp.†	3,072
5,200	NVIDIA Corp.†	192,452
1,000	Occam Networks, Inc.†	16,500
1,000	Omniture, Inc.†	14,080
450	Omnivision Technologies, Inc.†(a)	6,142
1,300	ON Semiconductor Corp.†	9,841
200	Online Resources Corp.†	2,042
1,211	Openwave Systems, Inc.†	11,178
200	Opnet Technologies, Inc.†	2,890
1,100	Opsware, Inc.†	9,702
1,100	Optelecom-NKF, Inc.†	11,539
53,430	Oracle Corp.†	915,790

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Information Technology (continued)
200	OSI Systems, Inc.†	$4,186
200	Overland Storage, Inc.†	900
1,230	Palm, Inc.†(a)	17,331
700	PAR Technology Corp.†	6,314
1,040	Parametric Technology Corp.†	18,741
800	Parkervision, Inc.†(a)	8,920
100	Paxar Corp.†	2,306
4,800	Paychex, Inc.	189,792
200	Pericom Semiconductor Corp.†	2,294
650	Perot Systems Corp., Class A†	10,654
41	PFSweb, Inc.†	45
200	Phoenix Technologies, Ltd.†	900
100	Photon Dynamics, Inc.†	1,169
1,000	Photronics, Inc.†	16,340
100	Pixelworks, Inc.†	229
200	Planar Systems, Inc.†	1,934
350	Plantronics, Inc.	7,420
200	PLATO Learning, Inc.†	1,082
450	Plexus Corp.†	10,746
200	PLX Technology, Inc.†	2,608
3,350	PMC - Sierra, Inc.†	22,478
750	Polycom, Inc.†(a)	23,182
1,200	Portalplayer, Inc.†	16,140
1,100	Power Integrations, Inc.†	25,795
880	Powerwave Technologies, Inc.†	5,676
200	QAD, Inc.	1,678
2,700	QLogic Corp.†	59,184
22,150	QUALCOMM, Inc.	837,048
1,000	Quest Software, Inc.†	14,650
600	Radiant Systems, Inc.†	6,264
1,850	Rambus, Inc.†(a)	35,020
1,826	RealNetworks, Inc.†	19,976
2,090	Red Hat, Inc.†	48,070
550	Redback Networks, Inc.†	13,717
1,000	Relm Wireless Corp.†	5,980
89	REMEC, Inc.	117
1,000	Renaissance Learning, Inc.	17,730
2,900	RF Micro Devices, Inc.†	19,691
1,000	RightNow Technologies, Inc.†	17,220
440	Rudolph Technologies, Inc.†	7,005
1,700	S1 Corp.†	9,367
2,080	Sabre Holdings Corp., Class A	66,331
500	Salesforce.com, Inc.†(a)	18,225
2,200	SanDisk Corp.†	94,666
3,076	Sanmina-SCI Corp.†	10,612
6,509	Seagate Technology	172,488
300	Secure Computing Corp.†	1,968
200	Semitool, Inc.†	2,662
1,050	Semtech Corp.†	13,724
1,600	Sento Corp.†	3,664
200	Sigmatel, Inc.†	876
1,700	Silicon Image, Inc.†	21,624
800	Silicon Laboratories, Inc.†	27,720
200	Silicon Storage Technology, Inc.†	902
1,000	SimpleTech, Inc.†(a)	12,680
700	Sirenza Microdevices, Inc.†	5,502
350	Sirf Technology Holdings, Inc.†(a)	8,932
2,082	Skyworks Solutions, Inc.†	14,741
800	Smart Modular Technologies WWH, Inc.†	10,768
800	Smith Micro Software, Inc.†	11,352
6,218	Solectron Corp.†	20,022
1,000	SonicWALL, Inc.†	8,420
2,000	Spansion, Inc., Class A†	29,720
200	Spectralink Corp.†	1,720
200	SRA International, Inc., Class A†	5,348
300	Staktek Holdings, Inc.†	1,545

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Information Technology (continued)
200	Standard Microsystems Corp.†	$5,596
35,700	Sun Microsystems, Inc.†	193,494
1,000	Sunpower Corp., Class A†(a)	37,170
850	Sybase, Inc.†	20,995
550	SYKES Enterprises, Inc.†	9,702
13,333	Symantec Corp.†	277,993
2,838	Symbol Technologies, Inc.	42,400
100	Symmetricom, Inc.†	892
200	Synaptics, Inc.†	5,938
1,000	Synchronoss Technologies, Inc.†	13,720
1,100	SYNNEX Corp.†	24,134
1,392	Synopsys, Inc.†	37,208
1,000	Syntel, Inc.	26,800
1,200	Take-Two Interactive Software, Inc.†(a)	21,312
375	Talx Corp.	10,294
1,000	Tech Data Corp.†	37,870
700	Tekelec†	10,381
550	Tektronix, Inc.	16,044
6,304	Tellabs, Inc.†	64,679
1,800	Teradyne, Inc.†	26,928
200	Tessera Technologies, Inc.†	8,068
20,272	Texas Instruments, Inc.	583,834
300	THQ, Inc.†	9,756
3,150	TIBCO Software, Inc.†	29,736
100	Tier Technologies, Inc., Class B†	640
200	TNS, Inc.†	3,850
1,000	Traffic.com, Inc.†	7,980
150	Transaction Systems Architects, Inc.†	4,886
250	Travelzoo, Inc.†	7,488
1,000	Trident Microsystems, Inc.†(a)	18,180
1,500	Trimble Navigation, Ltd.†	76,095
1,000	Trio-Tech International	11,250
700	TRX, Inc.†	4,669
900	TTM Technologies, Inc.†	10,197
600	Ulticom, Inc.†	5,754
800	Unica Corp.†	10,360
4,170	Unisys Corp.†	32,693
700	United Online, Inc.	9,296
800	Utstarcom, Inc.†(a)	7,000
655	Valueclick, Inc.†(a)	15,478
700	Varian Semiconductor Equipment Associates, Inc.†(a)	31,864
1,000	VeriFone Holdings, Inc.†(a)	35,400
300	Verint Systems, Inc.†	10,284
3,216	VeriSign, Inc.†	77,345
1,000	Versant Corp.†	13,620
400	Viasat, Inc.†	11,924
550	Vignette Corp.†	9,388
800	Virage Logic Corp.†	7,432
1,456	Vishay Intertechnology, Inc.†	19,714
700	Vocus, Inc.†	11,760
400	Volterra Semiconductor Corp.†	6,000
150	WebEx Communications, Inc.†	5,234
100	webMethods, Inc.†	736
1,500	Websense, Inc.†	34,245
800	WebSideStory, Inc.†	10,128
800	Website Pros, Inc.†	7,240
2,500	Western Digital Corp.†	51,150
19,629	Western Union Co. (The)	440,082
700	Wind River Systems, Inc.†	7,175
300	Wireless Xcessories Group†	885
100	Witness Systems, Inc.†	1,753
700	WPCS International, Inc.†	7,189
700	Wright Express Corp.†(a)	21,819
11,900	Xerox Corp.†	201,705
4,850	Xilinx, Inc.	115,478
17,250	Yahoo!, Inc.†	440,565

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Information Technology (continued)
875	Zebra Technologies Corp., Class A†	$30,441
1,000	Zoran Corp.†	14,580

		31,446,457

Materials — 3.3%
3,050	Air Products & Chemicals, Inc.	214,354
870	Airgas, Inc.	35,252
950	AK Steel Holding Corp.†	16,055
300	Albemarle Corp.	21,540
11,048	Alcoa, Inc.	331,550
1,200	Allegheny Technologies, Inc.	108,816
1,000	AMCOL International Corp.	27,740
600	American Vanguard Corp .	9,540
1,900	Aptargroup, Inc.	112,176
1,400	Ashland, Inc.	96,852
2,750	Ball Corp.	119,900
2,550	Bemis Co.	86,649
550	Bowater, Inc.(a)	12,375
350	Brush Engineered Materials, Inc.†	11,820
1,500	Cabot Corp.	65,355
450	Castle (A.M.) & Co.	11,452
1,700	Celanese Corp., Class A	43,996
1,000	CF Industries Holdings, Inc.	25,640
1,895	Chemtura Corp.	18,249
200	Cleveland-Cliffs, Inc.(a)	9,688
2,200	Commercial Metals Co.	56,760
1,400	Crown Holdings, Inc.†	29,288
1,500	Deltic Timber Corp.	83,670
12,711	Dow Chemical Co. (The)	507,677
12,100	du Pont (E.I.) de Nemours & Co.(a)	589,391
900	Eagle Materials, Inc.	38,907
1,500	Eastman Chemical Co.	88,965
2,600	Ecolab, Inc.	117,520
800	Empire Resources, Inc.(a)	8,752
950	Florida Rock Industries, Inc.	40,898
4,300	Freeport-McMoRan Copper & Gold, Inc., Class B(a)	239,639
1,700	Friedman Industries	20,570
1,100	Glatfelter	17,050
400	H.B. Fuller Co.	10,328
1,000	Hecla Mining Co.†	7,660
900	Hercules, Inc.†	17,379
1,400	Huntsman Corp.†	26,558
800	International Flavors & Fragrances, Inc.	39,328
5,792	International Paper Co.(a)	197,507
472	Kronos Worldwide, Inc.	15,368
900	Louisiana-Pacific Corp.(a)	19,377
2,300	Lubrizol Corp.	115,299
2,755	Lyondell Chemical Co.	70,445
2,776	MeadWestvaco Corp.	83,447
1,150	Meridian Gold, Inc.†	31,959
7,080	Monsanto Co.	371,912
1,300	Mosaic Co. (The)†	27,768
700	Myers Industries, Inc.	10,962
2,850	Nalco Holding Co.†	58,311
1,300	Nanophase Technologies Corp.†	7,761
5,100	Newmont Mining Corp.(a)	230,265
1,000	NL Industries	10,340
200	Northwest Pipe Co.†	6,724
3,170	Nucor Corp.(a)	173,272
1,770	Olin Corp.	29,240
1,200	Olympic Steel, Inc.	26,676
1,200	Owens-Illinois, Inc.†	22,140
1,300	Packaging Corp. of America	28,730
2,150	Pactiv Corp.†	76,734
3,190	Phelps Dodge Corp.	381,907
1,000	PolyOne Corp.†	7,500
2,400	PPG Industries, Inc.	154,104
4,950	Praxair, Inc.	293,684

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Materials (continued)
1,000	Reliance Steel & Aluminum Co.	$39,380
1,958	Rohm & Haas Co.	100,093
1,000	Royal Gold, Inc.(a)	35,980
1,100	RPM International, Inc.(a)	22,979
1,000	Ryerson, Inc.	25,090
400	Schulman (A.), Inc.	8,900
400	Scotts Miracle-Gro Co. (The), Class A	20,660
1,300	Sealed Air Corp.	84,396
1,200	Sigma-Aldrich Corp.	93,264
2,800	Smurfit-Stone Container Corp.†	29,568
750	Sonoco Products Co.	28,545
400	Southern Copper Corp.	21,556
900	Steel Dynamics, Inc.	29,205
1,100	Steel Technologies, Inc.	19,305
700	Stillwater Mining Co.†	8,743
1,100	Symyx Technologies, Inc.†	23,749
1,700	Temple-Inland, Inc.	78,251
1,200	Terra Industries, Inc.†	14,376
150	Texas Industries, Inc.(a)	9,634
1,000	Titanium Metals Corp.†(a)	29,510
700	Tronox, Inc., Class A	11,193
50	United States Lime & Minerals, Inc.†	1,508
1,900	United States Steel Corp.	138,966
1,000	Universal Stainless & Alloy Products, Inc.†	33,480
1,000	Valhi, Inc.	25,980
700	Valspar Corp.	19,348
1,000	Vista Gold Corp.†	8,630
1,400	Vulcan Materials Co.(a)	125,818
100	W.R. Grace & Co.†	1,980
700	Wausau Paper Corp.	10,493
400	Westlake Chemical Corp.	12,552
4,050	Weyerhaeuser Co.	286,133
400	Wheeling-Pittsburgh Corp.†	7,492
950	Worthington Industries, Inc.	16,834

		7,194,362

Telecommunication Services — 3.2%
200	@Road, Inc.†	1,460
700	Alaska Communications Systems Group, Inc.	10,633
4,801	Alltel Corp.(a)	290,364
5,150	American Tower Corp., Class A†	191,992
51,958	AT&T, Inc.(a).	1,857,499
1,000	Atlantic Tele-Network, Inc.	29,300
24,050	BellSouth Corp.	1,132,996
200	Boston Communications Group†	500
700	Broadwing Corp.†(a)	10,934
400	Centennial Communications Corp.	2,876
1,800	CenturyTel, Inc.	78,588
4,800	Citizens Communications Co.	68,976
300	Cogent Communications Group, Inc.†	4,866
100	Commonwealth Telephone Enterprises, Inc.	4,186
700	Consolidated Communications Holdings, Inc.	14,630
2,600	Crown Castle International Corp.†(a)	83,980
1,000	CT Communications, Inc.	22,920
700	D&E Communications, Inc.	8,855
3,100	Dobson Communications Corp., Class A†	27,001
1,557	EMBARQ Corp.	81,836
800	Eschelon Telecom, Inc.†	15,848
200	Fairpoint Communications, Inc.	3,790
700	FiberTower Corp.†	4,116

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Telecommunication Services (continued)
700	General Communication, Inc., Class A†	$11,011
200	Global Crossing, Ltd.†	4,910
1,000	Globalstar, Inc.†	13,910
600	GoAmerica, Inc.†	4,896
600	IDT Corp., Class B†	7,848
1,000	InPhonic, Inc.†(a)	11,090
600	Iowa Telecommunications Services, Inc.	11,826
1,300	Leap Wireless International, Inc.†	77,311
5,600	Level 3 Communications, Inc.†	31,360
800	NeuStar, Inc., Class A†	25,952
1,700	NII Holdings, Inc.†(a)	109,548
200	North Pittsburgh Systems, Inc.	4,828
700	NTELOS Holdings Corp.†	12,516
700	Premiere Global Services, Inc.†	6,608
600	Price Communications Corp.	12,630
22,820	Qwest Communications International, Inc.†(a)	191,003
2,750	SBA Communications Corp., Class A†	75,625
39,254	Sprint Nextel Corp.(a)	741,513
200	SureWest Communications	5,508
700	Syniverse Holdings, Inc.†	10,493
1,270	Telephone & Data Systems, Inc.	68,999
900	Time Warner Telecom, Inc., Class A†	17,937
1,000	US LEC Corp. Class A†	9,310
400	USA Mobility, Inc.	8,948
38,796	Verizon Communications, Inc.	1,444,763
1,000	Vonage Holdings Corp.†	6,940
6,278	Windstream Corp.	89,273
200	Wireless Facilities, Inc.†	570

		6,965,272

Utilities — 3.7%
8,885	AES Corp. (The)†	195,825
900	AGL Resources, Inc.	35,019
1,900	Allegheny Energy, Inc.†	87,229
1,000	Alliant Energy Corp.	37,770
2,700	Ameren Corp.	145,071
5,530	American Electric Power Co., Inc.	235,467
1,521	Aqua America, Inc.(a)	34,648
2,300	Atmos Energy Corp.	73,393
700	Avista Corp.(a)	17,717
200	California Water Service Group	8,080
3,100	Centerpoint Energy, Inc.(a)	51,398
400	Cleco Corp.	10,092
2,000	CMS Energy Corp.†(a)	33,400
3,300	Consolidated Edison, Inc.(a)	158,631
2,500	Constellation Energy Group, Inc.(a)	172,175
4,995	Dominion Resources, Inc.(a)	418,781
1,400	DPL, Inc.	38,892
2,500	DTE Energy Co.	121,025
16,382	Duke Energy Corp.	544,046
700	Duquesne Light Holdings, Inc.	13,895
4,350	Edison International	197,838
700	El Paso Electric Co.†	17,059
500	Empire District Electric Co. (The)	12,345
2,140	Energen Corp.	100,452
1,200	Energy East Corp.	29,760
3,000	Entergy Corp.	276,960
1,900	Equitable Resources, Inc.(a)	79,325

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2006

Shares		Value
Utilities (continued)
8,574	Exelon Corp.(a)	$530,645
4,750	FirstEnergy Corp.	286,425
4,760	FPL Group, Inc.(a)	259,039
700	Great Plains Energy, Inc.	22,260
2,300	Hawaiian Electric Industries, Inc.	62,445
800	IDACORP, Inc.	30,920
2,300	KeySpan Corp.	94,714
3,225	MDU Resources Group, Inc.	82,689
2,700	Mirant Corp.†	85,239
900	National Fuel Gas Co.(a)	34,686
3,390	NiSource, Inc.	81,699
1,100	Northeast Utilities	30,976
1,500	NRG Energy, Inc.†(a)	84,015
1,690	NSTAR(a)	58,068
900	OGE Energy Corp.	36,000
2,600	ONEOK, Inc.	112,112
100	Ormat Technologies, Inc.	3,682
2,600	Pepco Holdings, Inc.	67,626
4,700	PG&E Corp.(a)	222,451
400	Piedmont Natural Gas Co.	10,700
2,500	Pinnacle West Capital Corp.(a)	126,725
700	PNM Resources, Inc.	21,770
5,400	PPL Corp.	193,536
3,341	Progress Energy, Inc.(a)	163,976
3,200	Public Service Enterprise Group, Inc.(a)	212,416
900	Puget Energy, Inc.	22,824
1,600	Questar Corp.(a)	132,880
3,929	Reliant Energy, Inc.†	55,831
2,579	SCANA Corp.	104,759
2,900	Sempra Energy	162,516
1,900	Sierra Pacific Resources†	31,977
1,000	SJW Corp.	38,760
10,450	Southern Co. (The)(a)	385,187
2,672	Southern Union Co.(a)	74,683
1,130	Southwest Water Co.	15,549
3,500	TECO Energy, Inc.	60,305
6,090	TXU Corp.	330,139
1,200	UGI Corp.	32,736
2,233	Vectren Corp.	63,149
2,400	Westar Energy, Inc.	62,304
350	WGL Holdings, Inc.	11,403
1,700	Wisconsin Energy Corp.	80,682
5,025	Xcel Energy, Inc.	115,877

		7,842,668

Total Common Stock
(Cost $ 155,029,071)		212,663,814

WARRANTS — 0.0%#

211	Expedia, Inc. expire 02/04/09†	418
211	IAC/InterActiveCorp. expire 02/04/09†	859

Total Warrants
(Cost $ 1,075)		1,277

MONEY MARKET FUND — 22.2%

47,494,793	PNC Institutional Money
	Market Trust 5.30%
	(Cost $47,494,793)(b)	47,494,793

Total Investments — 121.5%
(Cost $ 202,524,939)		260,159,884
Other Assets & Liabilities,
Net — (21.5)%		(46,099,437)

NET ASSETS — 100.0%		$214,060,447

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.
#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF ASSETS AND LIABILITIES December 31, 2006

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
ASSETS:
Investments in securities, at value	$603,600,352	$80,704,787	$15,705,248	$24,731,312	$212,665,091
Investments of collateral, at value	—	11,586,096	2,552,576	2,428,374	47,494,793

Investments, at value (Note 1)	$603,600,352	$92,290,883	$18,257,824	$27,159,686	$260,159,884
Cash	453,180	541,115	158,433	378,925	1,215,293
Cash on deposit for futures contracts (Note 1)	210,271	—	—	—	—
Receivable for Portfolio shares sold	942,794	2,685,074	—	—	243,108
Receivable for investment securities sold	—	55,371	—	93,681	—
Dividends and interest receivable	609,644	109,746	11,645	36,018	291,212
Prepaid expenses and other assets	27,713	18,301	16,815	17,935	27,718

Total Assets	605,843,954	95,700,490	18,444,717	27,686,245	261,937,215

LIABILITIES:
Payable for Portfolio shares redeemed	539,688	127,989	119,967	109,742	217,361
Payable for investment securities purchased	27	—	—	100,938	—
Payable for collateral from securities loaned	—	11,586,096	2,552,576	2,428,374	47,494,793
Investment advisory fee payable (Note 2)	387,236	51,543	2,024	5,340	16,800
Distribution and service fees payable (Note 3)	143,632	20,301	5,912	8,446	66,384
Custody fees payable	20,382	4,489	3,498	3,491	15,308
Variation margin	1,080	—	—	—	—
Accrued expenses and other payables	135,985	30,048	11,711	15,389	66,122

Total Liabilities	1,228,030	11,820,466	2,695,688	2,671,720	47,876,768

NET ASSETS	$604,615,924	$83,880,024	$15,749,029	$25,014,525	$214,060,447

NET ASSETS consist of:
Undistributed accumulated net investment income	$—	$4,526	$—	$—	$328,129
Accumulated net realized gain/(loss) on investments sold and futures contracts	(9,771,338)	1,638,640	415,244	547,798	(26,599,411)
Net unrealized appreciation of investments and futures contracts	112,417,209	15,988,418	2,393,609	3,702,840	57,634,945
Paid-in capital	501,970,053	66,248,440	12,940,176	20,763,887	182,696,784

NET ASSETS	$604,615,924	$83,880,024	$15,749,029	$25,014,525	$214,060,447

Investments, at cost (Note 1)	$491,183,785	$76,302,465	$15,864,215	$23,456,846	$202,524,939
Market value of securities on loan (Note 1)	$—	$11,188,217	$2,445,106	$2,317,587	$46,110,213

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF ASSETS AND LIABILITIES - (Continued) December 31, 2006

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
NET ASSETS:
Investment Class shares	$379,226,045	$76,481,483	$15,553,261	$23,639,080	$145,952,090

(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)
Institutional Class shares	$225,389,879	$7,398,541	$195,768	$1,375,445	$65,177,390

(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)
Qualified Class shares	N/A	N/A	N/A	N/A	$1,114,361

(10,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)
Horace Mann Class shares	N/A	N/A	N/A	N/A	$1,816,606

(10,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)

SHARES OUTSTANDING:
Investment Class shares	10,476,112	3,326,090	890,553	1,259,252	12,140,886

Institutional Class shares	6,117,800	321,163	10,917	72,783	5,422,725

Qualified Class shares	N/A	N/A	N/A	N/A	92,698

Horace Mann Class shares	N/A	N/A	N/A	N/A	151,571

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption price per share	$36.20	$22.99	$17.46	$18.77	$12.02

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price per share	$36.84	$23.04	$17.93	$18.90	$12.02

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$12.02

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$11.99

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF OPERATIONS For the Year Ended December 31, 2006

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
INVESTMENT INCOME:
Dividends	$6,876,667	$1,560,735	$58,170	$277,421	$2,984,171
Interest	125,615	55,034	7,925	20,325	53,647
Securities lending income	60,919	5,918	6,104	2,736	33,962
Foreign taxes withheld	—	(4,497)	(40)	—	(448)

Total Income	7,063,201	1,617,190	72,159	300,482	3,071,332

Investment advisory fee (Note 2)	4,535,906	536,239	130,438	174,686	168,830
Distribution (12b-1) fees (Note 3)	969,820	156,319	36,617	47,164	287,581
Service fees (Note 3)	521,246	39,147	12,322	18,095	74,349
Administration and Accounting fees (Note 2)	497,458	71,610	33,345	33,591	222,366
Transfer agent fees (Note 2)	232,800	54,600	45,325	49,215	167,460
Professional fees	205,789	23,553	5,213	6,768	57,590
Printing fees	150,000	32,625	10,750	18,950	54,700
Custodian fees (Note 2)	80,250	17,750	13,475	13,950	60,000
Registration and filing fees	35,385	22,276	21,282	21,218	30,835
Directors’ fees and expenses (Note 2)	66,773	7,727	1,717	2,256	18,562
Other	60,127	8,446	3,173	3,768	18,601

Subtotal	7,355,554	970,292	313,657	389,661	1,160,874
Fees waived and reimbursed by investment adviser (Note 2)	—	—	(93,456)	(123,309)	—
Fees waived by administrator (Note 2)	(1,000)	(1,000)	(1,000)	(1,000)	(1,000)

Total Net Expenses	7,354,554	969,292	219,201	265,352	1,159,874

NET INVESTMENT INCOME/(LOSS)	(291,353)	647,898	(147,042)	35,130	1,911,458

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Notes 1 and 4)
Net realized gain from:
Investments	34,258,824	8,078,258	1,446,094	2,770,894	3,107,673
Futures contracts	107,632	—	—	—	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(4,566,060)	3,765,954	370,170	906,008	17,314,230
Futures contracts	48,567	—	—	—	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS	29,848,963	11,844,212	1,816,264	3,676,902	20,421,903

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,557,610	$12,492,110	$1,669,222	$3,712,032	$22,333,361

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF CHANGES IN NET ASSETS For the Year Ended December 31, 2006

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
Operations:
Net investment income/(loss)	$(291,353)	$647,898	$(147,042)	$35,130	$1,911,458
Net realized gain on investments and futures contracts	34,366,456	8,078,258	1,446,094	2,770,894	3,107,673
Net change in unrealized appreciation/ (depreciation) on investments and futures contracts	(4,517,493)	3,765,954	370,170	906,008	17,314,230

Net increase in net assets resulting from operations	29,557,610	12,492,110	1,669,222	3,712,032	22,333,361

Distributions to shareholders from:
Net investment income:
Investment Class shares	—	(564,621)	—	(31,618)	(1,210,738)
Institutional Class shares	—	(80,766)	—	(6,064)	(718,441)
Qualified Class shares	N/A	N/A	N/A	N/A	(8,672)
Horace Mann Class shares	N/A	N/A	N/A	N/A	(14,079)
Net realized capital gains:
Investment Class shares	—	(5,606,296)	(1,086,379)	(2,380,330)	—
Institutional Class shares	—	(594,103)	(13,310)	(143,223)	—

Total distributions to shareholders	—	(6,845,786)	(1,099,689)	(2,561,235)	(1,951,930)

Capital Stock Transactions: (Dollars)
Investment Class shares:
Shares sold	83,807,116	20,132,894	2,318,040	8,291,131	28,841,055
Shares issued as reinvestment of distributions	—	6,083,028	1,069,045	2,371,263	1,179,955
Shares redeemed	(134,195,732)	(10,923,812)	(3,306,332)	(5,123,644)	(24,747,626)

Total Investment Class shares	(50,388,616)	15,292,110	80,753	5,538,750	5,273,384

Institutional Class shares:
Shares sold	50,485,879	467,802	35,000	141,334	40,881,056
Shares issued as reinvestment of distributions	—	530,379	11,110	144,477	716,153
Shares redeemed	(49,199,286)	(2,112,437)	(66,866)	(240,019)	(22,443,985)

Total Institutional Class shares	1,286,593	(1,114,256)	(20,756)	45,792	19,153,224

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	257,110
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	8,672
Shares redeemed	N/A	N/A	N/A	N/A	(146,896)

Total Qualified Class shares	N/A	N/A	N/A	N/A	118,886

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	100,812
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	13,966
Shares redeemed	N/A	N/A	N/A	N/A	(415,034)

Total Horace Mann Class shares	N/A	N/A	N/A	N/A	(300,256)

Net increase/(decrease) in net assets from Capital Stock transactions	(49,102,023)	14,177,854	59,997	5,584,542	24,245,238

Net increase/(decrease) in net assets	$(19,544,413)	$19,824,178	$629,530	$6,735,339	$44,626,669

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF CHANGES IN NET ASSETS - (Continued) For the Year Ended December 31, 2006

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
NET ASSETS:
Beginning of period	$624,160,337	$64,055,846	$15,119,499	$18,279,186	$169,433,778

End of period	$604,615,924	$83,880,024	$15,749,029	$25,014,525	$214,060,447

Undistributed accumulated net investment income	$—	$4,526	$—	$—	$328,129

Capital Share Transactions:
Investment Class shares:
Shares sold	2,409,761	886,333	129,859	421,421	2,577,756
Shares issued as reinvestment of distributions	—	264,945	61,440	127,695	98,248
Shares redeemed	(3,870,591)	(482,356)	(183,984)	(266,158)	(2,226,564)

Net increase/(decrease) in Investment Class shares outstanding	(1,460,830)	668,922	7,315	282,958	449,440

Institutional Class shares:
Shares sold	1,438,103	20,619	1,816	7,432	3,381,506
Shares issued as reinvestment of distributions	—	23,060	622	7,726	59,631
Shares redeemed	(1,396,856)	(91,075)	(3,477)	(12,460)	(2,060,116)

Net increase/(decrease) in Institutional Class shares outstanding	41,247	(47,396)	(1,039)	2,698	1,381,021

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	22,401
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	722
Shares redeemed	N/A	N/A	N/A	N/A	(13,337)

Net increase in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	9,786

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	9,063
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,167
Shares redeemed	N/A	N/A	N/A	N/A	(37,552)

Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(27,322)

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF CHANGES IN NET ASSETS For the Year Ended December 31, 2006

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
Operations:
Net investment income/(loss)	$(1,426,417)	$407,693	$(137,855)	$(72,258)	$1,577,336
Net realized gain on investments and futures contracts.	22,562,029	2,376,323	552,331	4,103,154	1,810,083
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	25,326,404	2,426,156	105,036	(4,200,624)	5,880,943

Net increase/(decrease) in net assets resulting from operations	46,462,016	5,210,172	519,512	(169,728)	9,268,362

Distributions to shareholders from:
Net investment income:
Investment Class shares	—	(334,402)	—	—	(792,650)
Institutional Class shares	—	(69,705)	—	—	(400,624)
Qualified Class shares	N/A	N/A	N/A	N/A	(3,426)
Horace Mann Class shares	N/A	N/A	N/A	N/A	(11,385)
Return of capital:
Investment Class shares	—	(239,986)	—	—	—
Institutional Class shares	—	(34,167)	—	—	—
Net realized capital gains:
Investment Class shares	—	(5,818,070)	(1,200,902)	(3,952,267)	—
Institutional Class shares	—	(828,336)	(16,551)	(324,577)	—

Total distributions to shareholders	—	(7,324,666)	(1,217,453)	(4,276,844)	(1,208,085)

Capital Stock Transactions: (Dollars)
Investment Class shares:
Shares sold	92,157,178	9,523,031	2,748,781	7,069,359	23,626,742
Shares issued as reinvestment of distributions	—	6,297,877	1,182,468	3,884,538	773,033
Shares redeemed	(121,275,692)	(7,448,349)	(2,245,120)	(26,589,713)	(28,781,333)

Total Investment Class shares	(29,118,514)	8,372,559	1,686,129	(15,635,816)	(4,381,558)

Institutional Class shares:
Shares sold	55,185,224	524,208	—	166,925	2,523,122
Shares issued as reinvestment of distributions	—	735,491	13,123	313,786	397,707
Shares redeemed	(41,167,410)	(3,269,930)	(12,000)	(2,906,205)	(3,428,111)

Total Institutional Class shares	14,017,814	(2,010,231)	1,123	(2,425,494)	(507,282)

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	461,062
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	3,426
Shares redeemed	N/A	N/A	N/A	N/A	(1,033,616)

Total Qualified Class shares	N/A	N/A	N/A	N/A	(569,128)

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	139,155
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	11,270
Shares redeemed	N/A	N/A	N/A	N/A	(313,041)

Total Horace Mann Class shares	N/A	N/A	N/A	N/A	(162,616)

Net increase/(decrease) in net assets from Capital Stock transactions	(15,100,700)	6,362,328	1,687,252	(18,061,310)	(5,620,584)

Net increase/(decrease) in net assets	$31,361,316	$4,247,834	$989,311	$(22,507,882)	$2,439,693

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF CHANGES IN NET ASSETS - (Continued) For the Year Ended December 31, 2006

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
NET ASSETS:
Beginning of year	$592,799,021	$59,808,012	$14,130,188	$40,787,068	$166,994,085

End of year	$624,160,337	$64,055,846	$15,119,499	$18,279,186	$169,433,778

Undistributed net investment income/(loss)	$5,008	$2,015	$1,134	$—	$372,743

Capital Share Transactions:
Investment Class shares:
Shares sold	2,842,583	424,772	158,107	329,319	2,343,713
Shares issued as reinvestment of distributions	—	296,231	69,968	222,867	72,585
Shares redeemed	(3,809,046)	(333,218)	(129,180)	(1,290,986)	(2,840,968)

Net increase/(decrease) in Investment Class shares outstanding	(966,463)	387,785	98,895	(738,800)	(424,670)

Institutional Class shares:
Shares sold	1,675,492	23,357	—	7,760	246,825
Shares issued as reinvestment of distributions	—	34,546	760	17,900	37,273
Shares redeemed	(1,278,383)	(147,799)	(683)	(139,771)	(336,137)

Net increase/(decrease) in Institutional Class shares outstanding	397,109	(89,896)	77	(114,111)	(52,039)

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	45,742
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	320
Shares redeemed	N/A	N/A	N/A	N/A	(101,705)

Net decrease in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	(55,643)

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	13,813
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,059
Shares redeemed	N/A	N/A	N/A	N/A	(30,880)

Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(16,008)

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$34.49	$31.80	$29.83	$23.59	$24.22		$29.12

Income/(loss) from investment operations:
Net investment income/(loss)*	(0.06)	(0.12)	0.04	(0.05)	0.02		0.04
Net realized and unrealized gain/(loss) on investments and futures contracts	1.77	2.81	1.96	6.29	(0.61)		(4.86)

Total from investment operations	1.71	2.69	2.00	6.24	(0.59)		(4.82)

Less distributions:
Dividends from net investment income	—	—	(0.03)	—	(0.04)		—
Distributions from capital gains	—	—	—	—	—		(0.08)

Total distributions	—	—	(0.03)	—	(0.04)		(0.08)

Net asset value, end of period	$36.20	$34.49	$31.80	$29.83	$23.59		$24.22

Total return[2]	4.96%	8.46%	6.70%	26.45%	(2.42	)%**	(16.61)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$379,226	$411,660	$410,332	$365,658	$243,890		$249,328
Operating expenses excluding custody earnings credit	1.34%	1.39%	1.44%	1.37%	0.95	%***	0.90%
Operating expenses including reimbursement/waiver/custody earnings credit	1.34%	1.38%	1.43%	1.36%	0.95	%***	0.89%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.34%	1.39%	1.44%	1.47%	1.45	%***	0.90%
Net investment income/(loss) including reimbursement/waiver/custody earnings credit	(0.18)%	(0.37)%	0.11%	(0.20)%	0.28	%***	0.14%
Portfolio turnover rate	62%	58%	121%	93%	21	%**	47%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Year Ended 12/31/2006	Year Ended 12/31/2005		Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$34.97	$32.13		$30.13	$23.81	$24.51		$29.39

Income/(loss) from investment operations:
Net investment income*	0.07	0.00	#	0.13	0.03	0.05		0.12
Net realized and unrealized gain/(loss) on investments and futures contracts	1.80	2.84		2.01	6.36	(0.62)		(4.92)

Total from investment operations	1.87	2.84		2.14	6.39	(0.57)		(4.80)

Less distributions:
Dividends from net investment income	—	—		(0.14)	(0.07)	(0.13)		—
Distributions from capital gains	—	—		—	—	—		(0.08)

Total distributions	—	—		(0.14)	(0.07)	(0.13)		(0.08)

Net asset value, end of period	$36.84	$34.97		$32.13	$30.13	$23.81		$24.51

Total return[2]	5.35%	8.84%		7.10%	26.85%	(2.32	)%**	(16.39)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$225,390	$212,501		$182,467	$160,814	$82,459		$84,271
Operating expenses excluding custody earnings credit .	0.98%	1.01%		1.10%	1.05%	0.64	%***	0.59%
Operating expenses including reimbursement/waiver/custody earnings credit	0.98%	1.01%		1.09%	1.04%	0.64	%***	0.58%
Operating expenses excluding reimbursement/waiver/custody earnings credit	0.98%	1.01%		1.10%	1.15%	1.14	%***	0.59%
Net investment income/(loss) including reimbursement/waiver/custody earnings credit	0.19%	0.00	%(a)	0.45%	0.12%	0.59	%***	0.45%
Portfolio turnover rate	62%	58%		121%	93%	21	%**	47%

#	Amount is less than $0.01 per share.
[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
(a)	Amount represents less than 0.01%
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO FINANCIAL HIGHLIGHTS

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$21.17	$21.92	$20.52	$16.03	$17.59		$21.09

Income/(loss) from investment operations:
Net investment income*	0.20	0.14	0.14	0.13	0.08		0.21
Net realized and unrealized gain/(loss) on investments	3.71	1.82	2.59	4.44	(1.40)		(2.41)

Total from investment operations	3.91	1.96	2.73	4.57	(1.32)		(2.20)

Less distributions:
Dividends from net investment income	(0.19)	(0.14)	(0.39)	(0.08)	(0.24)		(0.27)
Tax return of capital	—	(0.10)	—	—	—		—
Distributions from capital gains	(1.90)	(2.47)	(0.94)	—	—		(1.03)

Total distributions	(2.09)	(2.71)	(1.33)	(0.08)	(0.24)		(1.30)

Net asset value, end of period	$22.99	$21.17	$21.92	$20.52	$16.03		$17.59

Total return[2]	18.49%	8.90%	13.28%	28.51%	(7.49	)%**	(10.94)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$76,481	$56,245	$49,749	$35,997	$25,327		$30,131
Operating expenses excluding custody earnings credit	1.39%	1.50%	1.65%	1.56%	1.17	%***	1.04%
Operating expenses including reimbursement/waiver/custody earnings credit	1.39%	1.49%	1.65%	1.55%	1.16	%***	1.03%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.39%	1.50%	1.65%	1.67%	1.67	%***	1.04%
Net investment income including reimbursement/waiver/custody earnings credit	0.87%	0.64%	0.67%	0.75%	1.39	%***	1.06%
Portfolio turnover rate	50%	43%	73%	103%	19	%**	72%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$21.19	$21.94	$20.55	$16.04	$17.64		$21.14

Income/(loss) from investment operations:
Net investment income*	0.27	0.20	0.21	0.18	0.09		0.26
Net realized and unrealized gain/(loss) on investments	3.74	1.83	2.59	4.44	(1.40)		(2.41)

Total from investment operations	4.01	2.03	2.80	4.62	(1.31)		(2.15)

Less distributions:
Dividends from net investment income	(0.26)	(0.21)	(0.47)	(0.11)	(0.29)		(0.32)
Tax return of capital	—	(0.10)	—	—	—		—
Distributions from capital gains	(1.90)	(2.47)	(0.94)	—	—		(1.03)

Total distributions	(2.16)	(2.78)	(1.41)	(0.11)	(0.29)		(1.35)

Net asset value, end of period	$23.04	$21.19	$21.94	$20.55	$16.04		$17.64

Total return[2]	18.94%	9.18%	13.62%	28.83%	(7.44	)%**	(10.71)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,399	$7,811	$10,059	$30,224	$33,934		$37,133
Operating expenses excluding custody earnings credit	1.08%	1.21%	1.34%	1.31%	0.94	%***	0.79%
Operating expenses including reimbursement/waiver/custody earnings credit	1.08%	1.20%	1.34%	1.30%	0.93	%***	0.78%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.08%	1.21%	1.34%	1.42%	1.44	%***	0.79%
Net investment income including reimbursement/waiver/custody earnings credit	1.18%	0.91%	0.97%	1.00%	1.62	%***	1.31%
Portfolio turnover rate	50%	43%	73%	103%	19	%**	72%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$16.88	$17.74	$15.73	$11.48	$11.89		$12.91

Income/(loss) from investment operations:
Net investment loss*	(0.17)	(0.17)	(0.24)	(0.26)	(0.06)		(0.19)
Net realized and unrealized gain/(loss) on investments	2.04	0.79	2.95	4.51	(0.35)		(0.83)

Total from investment operations	1.87	0.62	2.71	4.25	(0.41)		(1.02)

Less distributions:
Distributions from capital gains	(1.29)	(1.48)	(0.70)	—	—		—

Total distributions	(1.29)	(1.48)	(0.70)	—	—		—

Net asset value, end of period	$17.46	$16.88	$17.74	$15.73	$11.48		$11.89

Total return[2]	11.12%	3.48%	17.22%	37.02%	(3.45	)%**	(7.90)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,553	$14,913	$13,916	$11,224	$7,048		$7,253
Operating expenses excluding custody earnings credit	2.05%	1.52%	1.87%	2.51%	2.54	%***	1.85%
Operating expenses including reimbursement/waiver/custody earnings credit	1.43%	1.50%	1.87%	2.51%	2.53	%***	1.83%
Operating expenses excluding reimbursement/waiver/custody earnings credit	2.05%	2.36%	2.82%	3.11%	3.14	%***	1.90%
Net investment loss including reimbursement/waiver/custody earnings credit	(0.96)%	(0.97)%	(1.46)%	(1.98)%	(1.67	)%***	(1.50)%
Portfolio turnover rate	62%	71%	106%	162%	35	%**	84%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$17.25	$18.04	$15.94	$11.61	$12.04		$13.04

Income/(loss) from investment operations:
Net investment loss*	(0.12)	(0.12)	(0.19)	(0.23)	(0.06)		(0.16)
Net realized and unrealized gain/(loss) on investments	2.09	0.81	2.99	4.56	(0.37)		(0.84)

Total from investment operations	1.97	0.69	2.80	4.33	(0.43)		(1.00)

Less distributions:
Distributions from capital gains	(1.29)	(1.48)	(0.70)	—	—		—

Total distributions	(1.29)	(1.48)	(0.70)	—	—		—

Net asset value, end of period	$17.93	$17.25	$18.04	$15.94	$11.61		$12.04

Total return[2]	11.46%	3.81%	17.56%	37.30%	(3.57	)%**	(7.67)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$196	$206	$214	$159	$290		$3,404
Operating expenses excluding custody earnings credit	1.77%	1.21%	1.55%	2.28%	2.27	%***	1.57%
Operating expenses including reimbursement/waiver/custody earnings credit	1.15%	1.19%	1.55%	2.28%	2.26	%***	1.55%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.77%	2.05%	2.50%	2.88%	2.87	%***	1.62%
Net investment loss including reimbursement/waiver/custody earnings credit	(0.68)%	(0.66)%	(1.14)%	(1.75)%	(1.40	)%***	(1.22)%
Portfolio turnover rate	62%	71%	106%	162%	35	%**	84%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO FINANCIAL HIGHLIGHTS

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$17.46	$21.47	$19.52	$14.34	$14.84		$15.53

Income/(loss) from investment operations:
Net investment income/(loss)*	0.03	(0.07)	(0.06)	0.04	0.04		0.16
Net realized and unrealized gain/(loss) on investments	3.38	1.22	4.51	5.18	(0.29)		(0.71)

Total from investment operations	3.41	1.15	4.45	5.22	(0.25)		(0.55)

Less distributions:
Dividends from net investment income	(0.03)	—	(0.03)	(0.04)	(0.25)		(0.14)
Distributions from capital gains	(2.07)	(5.16)	(2.47)	—	—		—

Total distributions	(2.10)	(5.16)	(2.50)	(0.04)	(0.25)		(0.14)

Net asset value, end of period	$18.77	$17.46	$21.47	$19.52	$14.34		$14.84

Total return[2]	19.64%	5.41%	22.78%	36.41%	(1.66	)%**	(3.59)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$23,639	$17,048	$36,826	$13,441	$16,245		$20,325
Operating expenses excluding custody earnings credit	1.92%	1.50%	1.48%	1.52%	1.54	%***	1.16%
Operating expenses including reimbursement/waiver/custody earnings credit	1.31%	1.48%	1.46%	1.52%	1.53	%***	1.14%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.92%	2.10%	2.09%	2.12%	2.14	%***	1.21%
Net investment income/(loss) including reimbursement/ waiver/custody earnings credit	0.15%	(0.32)%	(0.28)%	0.22%	0.82	%***	1.02%
Portfolio turnover rate	72%	68%	134%	124%	43	%**	117%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$17.56	$21.50	$19.55	$14.35	$14.86		$15.53

Income/(loss) from investment operations:
Net investment income*	0.09	0.00 #	0.01	0.08	0.05		0.20
Net realized and unrealized gain/(loss) on investments	3.41	1.22	4.51	5.21	(0.28)		(0.71)

Total from investment operations	3.50	1.22	4.52	5.29	(0.23)		(0.51)

Less distributions:
Dividends from net investment income	(0.09)	—	(0.10)	(0.09)	(0.28)		(0.16)
Distributions from capital gains	(2.07)	(5.16)	(2.47)	—	—		—

Total distributions	(2.16)	(5.16)	(2.57)	(0.09)	(0.28)		(0.16)

Net asset value, end of period	$18.90	$17.56	$21.50	$19.55	$14.35		$14.86

Total return[2]	20.05%	5.73%	23.11%	36.86%	(1.57	)%**	(3.34)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,375	$1,231	$3,961	$10,142	$9,285		$9,570
Operating expenses excluding custody earnings credit	1.62%	1.17%	1.17%	1.23%	1.28	%***	0.92%
Operating expenses including reimbursement/waiver/custody earnings credit	1.02%	1.16%	1.15%	1.23%	1.27	%***	0.90%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.62%	1.78%	1.78%	1.83%	1.88	%***	0.97%
Net investment income/(loss) including reimbursement/waiver/custody earnings credit	0.44%	(0.01)%	0.03%	0.51%	1.08	%***	1.26%
Portfolio turnover rate	72%	68%	134%	124%	43	%**	117%

#	Amount is less than $0.01 per share.
[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$10.59	$10.09	$9.17	$7.10	$7.39		$8.93

Income/(loss) from investment operations:
Net investment income*	0.12	0.09	0.09	0.05	0.01		0.05
Net realized and unrealized gain/(loss) on investments	1.41	0.48	0.93	2.05	(0.25)		(1.55)

Total from investment operations	1.53	0.57	1.02	2.10	(0.24)		(1.50)

Less distributions:
Dividends from net investment income	(0.10)	(0.07)	(0.10)	(0.03)	(0.05)		(0.04)

Total distributions	(0.10)	(0.07)	(0.10)	(0.03)	(0.05)		(0.04)

Net asset value, end of period	$12.02	$10.59	$10.09	$9.17	$7.10		$7.39

Total return[2]	14.46%	5.63%	11.17%	29.62%	(3.23	)%**	(16.95)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$145,952	$123,809	$122,263	$107,818	$63,224		$59,466
Operating expenses excluding custody earnings credit	0.74%	0.82%	0.92%	1.06%	1.23	%***	0.87%
Operating expenses including reimbursement/waiver/custody earnings credit	0.74%	0.82%	0.92%	1.05%	1.22	%***	0.86%
Operating expenses excluding reimbursement/waiver/custody earnings credit	0.74%	0.82%	0.92%	1.06%	1.23	%***	1.01%
Net investment income including reimbursement/waiver/custody earnings credit	1.08%	0.89%	0.93%	0.66%	0.59	%***	0.53%
Portfolio turnover rate	69%	46%	31%	3%	6	%**	22%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$10.60	$10.11	$9.18	$7.10	$7.41		$8.95

Income/(loss) from investment operations:
Net investment income*	0.15	0.12	0.12	0.08	0.02		0.07
Net realized and unrealized gain/(loss) on investments	1.40	0.47	0.94	2.05	(0.26)		(1.54)

Total from investment operations	1.55	0.59	1.06	2.13	(0.24)		(1.47)

Less distributions:
Dividends from net investment income	(0.13)	(0.10)	(0.13)	(0.05)	(0.07)		(0.07)

Total distributions	(0.13)	(0.10)	(0.13)	(0.05)	(0.07)		(0.07)

Net asset value, end of period	$12.02	$10.60	$10.11	$9.18	$7.10		$7.41

Total return[2]	14.66%	5.83%	11.56%	30.05%	(3.18	)%**	(16.58)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$65,177	$42,854	$41,368	$23,621	$15,245		$19,999
Operating expenses excluding custody earnings credit	0.47%	0.54%	0.62%	0.76%	0.95	%***	0.58%
Operating expenses including reimbursement/waiver/custody earnings credit	0.47%	0.54%	0.62%	0.75%	0.94	%***	0.57%
Operating expenses excluding reimbursement/waiver/custody earnings credit	0.47%	0.54%	0.62%	0.76%	0.95	%***	0.72%
Net investment income including reimbursement/waiver/custody earnings credit	1.35%	1.17%	1.22%	0.96%	0.87	%***	0.82%
Portfolio turnover rate	69%	46%	31%	3%	6	%**	22%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Qualified Class Shares
	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$10.61	$10.10	$9.15	$7.09	$7.36		$8.90

Income/(loss) from investment operations:
Net investment income*	0.11	0.08	0.08	0.04	0.01		0.04
Net realized and unrealized gain/(loss) on investments	1.39	0.47	0.94	2.05	(0.25)		(1.54)

Total from investment operations	1.50	0.55	1.02	2.09	(0.24)		(1.50)

Less distributions:
Dividends from net investment income	(0.09)	(0.04)	(0.07)	(0.03)	(0.03)		(0.04)

Total distributions	(0.09)	(0.04)	(0.07)	(0.03)	(0.03)		(0.04)

Net asset value, end of period	$12.02	$10.61	$10.10	$9.15	$7.09		$7.36

Total return[2]	14.18%	5.46%	11.13%	29.45%	(3.22	)%**	(16.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,114	$880	$1,399	$3,565	$1,730		$2,073
Operating expenses excluding custody earnings credit	0.83%	0.93%	0.99%	1.15%	1.35	%***	0.98%
Operating expenses including reimbursement/waiver/custody earnings credit	0.83%	0.93%	0.99%	1.14%	1.34	%***	0.97%
Operating expenses excluding reimbursement/waiver/custody earnings credit	0.83%	0.93%	0.99%	1.15%	1.35	%***	1.12%
Net investment income including reimbursement/ waiver/custody earnings credit	0.99%	0.75%	0.85%	0.58%	0.47	%***	0.42%
Portfolio turnover rate	69%	46%	31%	3%	6	%**	22%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Horace Mann Class Shares
	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$10.57	$10.08	$9.15	$7.09	$7.38		$8.91

Income/(loss) from investment operations:
Net investment income*	0.12	0.08	0.08	0.05	0.01		0.04
Net realized and unrealized gain/(loss) on investments	1.39	0.47	0.95	2.04	(0.25)		(1.53)

Total from investment operations	1.51	0.55	1.03	2.09	(0.24)		(1.49)

Less distributions:
Dividends from net investment income	(0.09)	(0.06)	(0.10)	(0.03)	(0.05)		(0.04)

Total distributions	(0.09)	(0.06)	(0.10)	(0.03)	(0.05)		(0.04)

Net asset value, end of period	$11.99	$10.57	$10.08	$9.15	$7.09		$7.38

Total return[2]	14.32%	5.49%	11.23%	29.44%	(3.28	)%**	(16.85)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,817	$1,891	$1,964	$1,915	$1,401		$1,401
Operating expenses excluding custody earnings credit	0.77%	0.89%	0.97%	1.11%	1.30	%***	0.93%
Operating expenses including reimbursement/waiver/custody earnings credit	0.77%	0.89%	0.97%	1.10%	1.29	%***	0.92%
Operating expenses excluding reimbursement/waiver/custody earnings credit	0.77%	0.89%	0.97%	1.11%	1.30	%***	1.07%
Net investment income including reimbursement/waiver/custody earnings credit	1.05%	0.82%	0.87%	0.61%	0.52	%***	0.47%
Portfolio turnover rate	69%	46%	31%	3%	6	%**	22%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS

1.    Significant Accounting Policies.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers five series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio (collectively the “Portfolios”, each a “Portfolio” of the Company). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Dow Jones Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Portfolio valuation: A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least one representative of the Adviser who is an officer of the Company and at least one portfolio management professional of the subadviser responsible for managing the portion of the Portfolio whose securities require a fair valuation determination. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued)

Futures contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts are not known until after the end of the fiscal year, at which time such distributions are appropriately adjusted.

Expenses: Distribution and Service fees directly attributable to a class of shares are charged to that class’ operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio’s shares.

Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

Securities lending: The Portfolios may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into and that the collateral supporting loans be remarked daily. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued)

when required or return the securities when due or when called for by the Portfolio. PFPC Trust Company, the Portfolio’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the value of the related collateral at December 31, 2006 are shown on the Statements of Assets and Liabilities. The related income from securities loaned is reflected in the Statements of Operations.

New accounting pronouncements: In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolios, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is to be implemented no later than June 29, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Portfolios, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolios’ financial statements.

In addition, in September 2006, FASB issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Portfolios do not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements reported in the financial statements for a fiscal period.

2.    Investment Advisory Fee and Other Transactions.

The Advisory Agreement (the “Agreement”) between the Company and Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) permits the Board of Directors and Wilshire to retain sub-advisers to the Portfolios in certain circumstances without shareholder approval. Under the Agreement, Wilshire charges annual fees of 0.75% of average daily net assets for the Large Company Growth and Large Company Value Portfolios, 0.85% of average daily net assets for the Small Company Growth and Small Company Value Portfolios, and 0.10% of average daily net assets for the Dow Jones Wilshire 5000 Index Portfolio. For the year ended December 31, 2006, Wilshire voluntarily waived 0.60% from its fee for the Small Company Growth Portfolio and 0.60% from its fee for the Small Company Value Portfolio. Wilshire also reimbursed the Small Company Growth Portfolio for any expense accruals in excess of 1.50%. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed through December 31, 2006.

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued)

For the year ended December 31, 2006, Wilshire voluntarily waived fees and reimbursed expenses as follows:

Portfolio	Waived Fees	Reimbursed Expenses
Small Company Growth Portfolio	$92,075	$1,381
Small Company Value Portfolio	123,309	—

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research (“L.A. Capital”), Delaware Management Company (“Delaware”), Goldman Sachs Asset Management (“Goldman Sachs”), Pzena Investment Management, LLC (“Pzena”), AllianceBernstein L.P. (“AllianceBernstein”), Kalmar Investment Advisers (“Kalmar”) and NWQ Investment Management Company, LP (“NWQ”) (collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Delaware, and Goldman Sachs each manage a portion of the Large Company Growth Portfolio. L.A. Capital, Pzena and AllianceBernstein each manage a portion of the Large Company Value Portfolio. L.A. Capital and Kalmar each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Dow Jones Wilshire 5000 Index Portfolio.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

PFPC Inc. (“PFPC”) serves as the Company’s administrator and accounting agent pursuant to a services agreement. PFPC Trust Company serves as the Company’s custodian. For the year ended December 31, 2006, PFPC waived $5,000 in administration fees.

The officers of the Company receive remuneration from the Adviser. The Company does not pay any remuneration to its officers with the exception of the Company’s Chief Compliance Officer (“CCO”). The Company and Wilshire Variable Insurance Trust each pay a portion of the CCO’s compensation, and the Adviser pays the remainder of such compensation. Effective January 1, 2006, the Company and the Wilshire Variable Insurance Trust together pay each independent director an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

3.    Distribution and Service Plans.

The Directors of the Company have adopted shareholder services and/or distribution plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio. Under the Plans, each such Portfolio reimburses PFPC Distributors, Inc. (the “Distributor”), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries (“service fees”) or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the year ended December 31, 2006, the distribution and service fee expenses incurred for each such class of the Large

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued)

Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio were 0.25%, 0.25%, 0.24%, 0.25% and 0.21% of average net assets, respectively.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the Portfolio’s average net assets attributable to the shares whose holders are serviced by such provider.

For the year ended December 31, 2006, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.13%	0.01%
Large Company Value Portfolio	0.06%	0.00%
Small Company Growth Portfolio	0.08%	0.04%
Small Company Value Portfolio	0.09%	0.05%
Dow Jones Wilshire 5000 Index Portfolio	0.06%	0.00%

The Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio’s Qualified Class Shares for certain shareholder services provided by Insurers or other financial intermediaries. For the year ended December 31, 2006, the shareholder service provider fees for the Qualified Class Shares were 0.15% of average net assets.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Dow Jones Wilshire 5000 Index Portfolio. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Dow Jones Wilshire 5000 Index Portfolio attributable to the Horace Mann Class Shares.

4.    Securities Transactions.

For the year ended December 31, 2006, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Large Company Growth Portfolio	$373,421,484	$413,124,327
Large Company Value Portfolio	42,604,859	35,524,207
Small Company Growth Portfolio	9,373,354	9,780,934
Small Company Value Portfolio	18,510,128	14,705,608
Dow Jones Wilshire 5000 Index Portfolio	144,370,528	118,072,594

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued)

The Federal tax cost, unrealized appreciation and depreciation at December 31, 2006 for each Portfolio are as follows:

Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Large Company Growth Portfolio	$494,821,934	$119,666,348	$(10,887,930)	$108,778,418
Large Company Value Portfolio	76,426,132	16,604,272	(739,521)	15,864,751
Small Company Growth Portfolio	15,889,395	2,967,739	(599,310)	2,368,429
Small Company Value Portfolio	23,608,477	4,243,982	(692,773)	3,551,209
Dow Jones Wilshire 5000 Index Portfolio	211,742,265	59,706,247	(11,288,628)	48,417,619

5.    Significant Shareholder Activity.

On December 31, 2006, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (1 omnibus shareholder)	53%
Large Company Value Portfolio (2 omnibus shareholders)	59%
Small Company Growth Portfolio (2 omnibus shareholders)	75%
Small Company Value Portfolio (2 omnibus shareholders)	57%
Dow Jones Wilshire 5000 Index Portfolio (3 omnibus shareholders)	67%

6.    Tax Information.

No provision for federal income taxes is required since each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2006, the following Portfolios had available for Federal income tax purposes unused capital losses as follows:

	Expiring December 31,
Portfolio	2010	2011	2012	2013
Large Company Growth Portfolio	$6,132,547	—	—	—
Dow Jones Wilshire 5000 Index Portfolio	7,939,802	$3,810,802	$5,509,772	$108,266

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued)

Capital loss carryforwards utilized in the current year were $34,372,589 and $2,411,652 for the Large Company Growth Portfolio and the Dow Jones Wilshire 5000 Index Portfolio, respectively.

The tax character of distributions paid were:

Portfolio	2006 Ordinary Income	2006 Capital Gains	2005 Ordinary Income	2005 Return of Capital	2005 Capital Gains
Large Company Value Portfolio	$1,012,778	$5,833,008	$1,269,020	$274,153	$5,781,493
Small Company Growth Portfolio	—	1,099,689	446,619	—	770,834
Small Company Value Portfolio	543,566	2,017,669	1,766,864	—	2,509,980
Dow Jones Wilshire 5000 Index Portfolio	1,951,930	—	1,208,085	—	—

At December 31, 2006, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Dow Jones Wilshire 5000 Index Portfolio
Undistributed ordinary income	$—	$495,653	$220,425	$35,093	$314,686
Accumulated capital gain/(loss)	(6,132,547)	1,271,180	219,999	664,336	(17,368,642)
Unrealized appreciation	108,778,418	15,864,751	2,368,429	3,551,209	48,417,619

Total accumulated earnings	$102,645,871	$17,631,584	$2,808,853	$4,250,638	$31,363,663

The differences between book and tax-basis unrealized appreciation/depreciation) are attributable primarily to the tax deferral of losses on wash sales on all Portfolios.

7.    Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The permanent differences are primarily attributable to the net realized gain on sale of partnerships, write-off of net operating losses and the recharacterization of distributions. As of December 31, 2006, the reclassifications were as follows:

Portfolio	Decrease Paid-in Capital	Increase/(Decrease) Undistributed Net Investment Income	Increase/(Decrease) Realized Capital Gains
Large Company Growth Portfolio	$(286,345)	$286,345	$—
Small Company Growth Portfolio	—	145,908	(145,908)
Small Company Value Portfolio	—	2,552	(2,552)
Dow Jones Wilshire 5000 Index Portfolio	—	(4,142)	4,142

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued)

8.    Indemnifications.

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

9.    Subsequent Event.

Effective February 1, 2007, the Large Company Growth Portfolio is managed by Columbus Circle Investors, L.A. Capital, Logan Capital Management, Inc., Payden & Rygel, Quest Investment Management, Inc., Sawgrass Asset Management, Stralem & Company and Victory Capital Management Inc. As of February 1, 2007 Columbus Circle Investors, Delaware, Goldman Sachs and Stralem & Company have not been allocated assets.

WILSHIRE MUTUAL FUNDS, INC. REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Wilshire Mutual Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the condensed schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio (constituting Wilshire Mutual Funds, Inc. hereafter referred to as the “Company”) at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, PA

February 28, 2007

WILSHIRE MUTUAL FUNDS, INC. ADDITIONAL FUND INFORMATION

The Board of Directors has responsibility for the overall management and operations of the Company. The Board establishes the Company’s policies and meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Company.

Set forth below are the names of the Directors and executive officers of the Company, their ages, positions and terms of office, their principal occupations during the past five years, and other directorships held by them. The address of each Director and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

Name and Age	Position Held With Fund	Term of Office[1]and Length of Time Served	Principal Occupations During the Past 5 Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held By Director
INTERESTED DIRECTOR

Lawrence Davanzo, 54(2)	Director and President	Since 2005	Senior Managing Director, October 2004-Present, Wilshire Associates Incorporated; President, 2005-Present, Wilshire Variable Insurance Trust; Managing Director, August 2004-October 2004, Guggenheim Partners; independent investor, August 2001-August 2004; President, February 2000-August 2001, InvestorForce Securities; Managing Director and Founder, February 1991-February 2000, Asset Strategy Consulting (investment consulting firm).	19	Wilshire Variable Insurance Trust (14 portfolios); Wilshire Associates Incorporated

WILSHIRE MUTUAL FUNDS, INC. ADDITIONAL FUND INFORMATION - (CONTINUED)

Name and Age	Position Held With Fund	Term of Office[1]and Length of Time Served	Principal Occupations During the Past 5 Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held By Director

NON-INTERESTED DIRECTORS

DeWitt F. Bowman, 76	Director	Since 1996	Principal, February 1994-Present, Pension Investment Consulting (pension consulting firm).	19	Sycuan Funds; Forward Funds; PCG Private Equity Fund; Brandes Institutional International Fund (registered investment companies); RREEF America REIT III; Director, 5/94-present, RREEF America REIT (real estate investment trusts); Pacific Gas & Electric Nuclear Decommis- sioning Trust (trust fund for decommissioning nuclear power plants); Wilshire Variable Insurance Trust (14 portfolios)

Roger A. Formisano, 58	Director	Since 2006	Vice President, University of Wisconsin Medical Foundation, 2006-Present; formerly Director, The Center for Leadership and Applied Business, UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC.	19	Integrity Mutual Insurance Company, Wilshire Variable Insurance Trust (14 Portfolios)

Richard A. Holt, 65(3)	Director	Since 2006	Retired; formerly Senior Relationship Manager, Scudder Insurance Asset Management.	19	Wilshire Variable Insurance Trust (14 Portfolios)

Harriet A. Russell, 65	Director	Since 2006	President, Greater Cincinnati Credit Union; formerly Vice President, Cincinnati Board of Education; formerly teacher, Walnut Hills High School.	19	Greater Cincinnati Credit Union Board; Wilshire Variable Insurance Trust (14 Portfolios)

WILSHIRE MUTUAL FUNDS, INC. ADDITIONAL FUND INFORMATION - (CONTINUED)

Name and Age	Position Held With Fund	Term of Office[1]and Length of Time Served	Principal Occupations During the Past 5 Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held By Director

George J. Zock, 56	Director, Chairman of the Board	Since 2006	Independent Consultant; Consultant, Horace Mann Service Corporation (2004-2005); Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997-2003).	19	Wilshire Variable Insurance Trust (14 Portfolios)

OFFICERS

Scott Boroczi, 46	Treasurer	Since 2005	Vice President, Wilshire Associates Incorporated (since 2005); Relationship Manager, Municipal Trustees Services, The Bank of New York Trust Company (1997 to 2005).	N/A	N/A

Helen Thompson, 39	Chief Compliance Officer and Secretary	Since 2004	Managing Director, Wilshire Associates Incorporated (since 2003); Associate Director, First Quadrant, L.P. (2001 to 2003); Chief Investment Accountant, Financial Controller, Company Secretary, Associate Director, Compliance Officer (1996 to 2003) First Quadrant Limited.	N/A	N/A

(1)	Directors and Officers hold office until they resign or their successors have been elected and qualified.
(2)	Mr. Davanzo is an interested person because of his position with the Fund’s investment adviser, Wilshire Associates Incorporated.
(3)	Mr. Holt employs AllianceBernstein, L.P., subadviser to the Large Company Value Portfolio, to manage assets that he controls.

The Company’s Statement of Additonal Information includes additional information about the Directors of the Company and is available, without charge, upon request, by calling 1-888-200-6796.

WILSHIRE MUTUAL FUNDS, INC. ADDITIONAL FUND INFORMATION - (CONTINUED)

INFORMATION ON PROXY VOTING

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilfunds.com or on the SEC’s website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Form N-Qs are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

WILSHIRE MUTUAL FUNDS, INC. TAX INFORMATION (Unaudited)

Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

Portfolio	Percentage
Large Company Growth Portfolio	0.00%
Large Company Value Portfolio	100.00%
Small Company Growth Portfolio	26.74%
Small Company Value Portfolio	48.42%
Dow Jones Wilshire 5000 Index Portfolio	100.00%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the Portfolios listed below designate the following percentages of their income dividends distributed in 2006 as qualified dividend income as defined in Section 1(h)(II) of the Internal Revenue Code.

Portfolio	Percentage
Large Company Growth Portfolio	0.00%
Large Company Value Portfolio	100.00%
Small Company Growth Portfolio	20.22%
Small Company Value Portfolio	26.69%
Dow Jones Wilshire 5000 Index Portfolio	100.00%

The following Portfolios designate long-term capital gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code as follows:

Portfolio
Large Company Value Portfolio	$5,833,008
Small Company Growth Portfolio	1,099,689
Small Company Value Portfolio	2,017,669

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

During the six months ended December 31, 2006, the Board of Directors (the “Board”) of Wilshire Mutual Funds, Inc. (the “Company”) approved the renewal of the Company’s advisory agreement with Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) for additional one year terms with respect to each of the Portfolios of the Company and Wilshire’s subadvisory agreements with the Company’s subadvisers: AllianceBernstein L.P. with respect to the Large Company Value Portfolio, Los Angeles Capital Management and Equity Research, Inc. with respect to each of the Portfolios, Goldman Sachs Asset Management, LLC with respect to the Large Company Growth Portfolio, NWQ Investment Management Company, LLC with respect to the Small Company Value Portfolio, Delaware Management Company with respect to the Large Company Growth Portfolio, Kalmar Investment Advisers with respect to the Small Company Growth Portfolio and Pzena Investment Management, LLC with respect to the Small Company Value Portfolio. In the following text, the subadvisers are referred to as “Subadvisers” and the advisory agreement with Wilshire and the subadvisory agreements between Wilshire and each Subadviser are referred to as “Advisory Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of each of the Advisory Agreements. In connection with its deliberations regarding the continuation of these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed by Wilshire and the Subadvisers under the existing advisory and subadvisory arrangements; comparative fees and expense ratios as prepared by an independent provider (Lipper Inc.); the profits to be realized by Wilshire and the Subadvisers; the extent to which Wilshire and the Subadviser realize economies of scale as a Portfolio grows; and whether any fall-out benefits are being realized by Wilshire and the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Directors who are not “interested persons” of the Company as defined in the Investment Company Act of 1940 (the “Independent Directors”) discussed the renewal of the Advisory Agreements with management and in private sessions with counsel at which no representatives of Wilshire or the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Directors. In deciding to approve renewal of the Subadvisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received

The Board, including all the Independent Directors, considered the renewal of the Subadvisory Agreements pursuant to a process that concluded at the Board’s August 15, 2006 meeting and the renewal of the Advisory Agreement with Wilshire pursuant to a process that concluded at the Board’s November 10,

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

2006 meeting, in each case, following an extensive process. At the direction of the Independent Directors, counsel to the Company and the Independent Directors sent memoranda to the Adviser requesting information regarding the Advisory Agreements to be provided to the Directors in advance of meetings of the Contract Review Committee (which is comprised of all the Independent Directors) held on August 14, 2006 and November 9, 2006, as applicable. Based upon a review of such information, counsel sent follow-up memoranda, on behalf of the Independent Directors, requesting additional information to be considered at the August 14, 2006 meeting and November 9, 2006 meeting, respectively.

In response to the requests for information, the Directors received information from the Adviser as to each of the Portfolios describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Portfolio as provided by Lipper Inc., (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Portfolio grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Portfolio shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies as provided by Lipper Inc., and (vii) benefits realized by the Adviser from its relationship with each Portfolio. The Directors also received information from each Subadviser as to each Portfolio it managed describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Subadviser in connection with the Portfolio, (iii) the financial condition of the Subadviser, (iv) the extent to which economies of scale are realized as a Portfolio grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Portfolio shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and any comparable advisory clients, and (vii) benefits realized by the Subadviser from its relationship with the Portfolio. The Independent Directors also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Following the receipt of all information, the Contract Review Committee met on August 14, 2006 and November 9, 2006 to discuss the information provided. Following its evaluation of all materials provided, the Contract Review Committee concluded that it was in the best interests of each Portfolio to renew each of the agreements and recommended to the Board that each Advisory Agreement be renewed. At its meetings on August 15, 2006 and November 10, 2006, the Board considered the recommendation of the Contract Review Committee along with the other factors that the Board deemed relevant. The Board also considered a report from the Investment Committee (which is comprised solely of Independent Directors) which, met on November 9, 2006 to review the data Lipper Inc. had prepared on performance, fees and expenses to assist the Board in its consideration of the Advisory Agreement with Wilshire.

Nature, Extent and Quality of Services—Wilshire

As to the Advisory Agreement with Wilshire, with respect to the nature, extent and quality of services

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (CONTINUED)

provided by the Adviser, the Board reviewed the functions performed by the Adviser. The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board also considered the compliance programs established by the Adviser and the level of compliance maintained for the Portfolios. The Board reviewed the processes used by the Adviser to select, monitor and replace subadvisers. The Board concluded that the Adviser was successful in negotiating favorable subadvisory agreements on behalf of the Portfolios. The Board concluded that the Adviser had a robust system in place for selecting, monitoring and terminating subadvisers. The Board also reviewed the Adviser’s financial condition, and considered the financial support provided by the Adviser to the Small Company Growth and Small Company Value Portfolios through voluntary advisory fee waivers. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Portfolio are satisfactory.

The Board reviewed information on the performance of each Portfolio for one, three, five, and where applicable, ten year periods, along with performance information of a relevant benchmark, a peer group of funds from Lipper’s database and a peer universe of funds from Lipper’s database. For the Small Company Value Portfolio, the Board determined that performance was satisfactory, noting that the Portfolio’s performance was competitive as compared to its Lipper peer group over longer term periods, and that its underperformance to its benchmark was modest over longer term periods. For the Large Company Growth Portfolio, the Board determined that performance was satisfactory, noting that the Portfolio’s performance was competitive as compared to its Lipper peer universe and to the Lipper peer group over longer term periods and that its underperformance to its benchmark was modest over longer term periods. For the Large Company Value Portfolio, the Board determined that performance was satisfactory, noting that the Portfolio’s performance was competitive in comparison to its Lipper peer group and peer universe, and that over longer term periods its underperformance to its benchmark was modest. For the Small Company Growth Portfolio, the Board determined that performance was satisfactory, noting that over longer term periods the Portfolio’s performance was competitive with its Lipper peer group and peer universe, and that its underperformance to its benchmark was modest over longer term periods. The Board determined that the underperformance for the Dow Jones Wilshire 5000 Index Fund as compared to its benchmark was a result of its small size and expenses and, therefore concluded that investment performance was satisfactory.

Advisory Fees

The Board reviewed each Portfolio’s advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of a peer group of funds. The Board determined that the advisory fee and expense ratio for each Portfolio were within a competitive range. Although the Board noted that the Large Company Value Portfolio has a relatively high contractual advisory fee in comparison to its Lipper peer group and peer universe, the Board recognized that the actual management fees charged to the Portfolios are primarily driven by the subadvisory fees paid, which were competitively

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (CONTINUED)

negotiated. The Board also noted that higher management fees provide the Adviser with greater flexibility when selecting subadvisers, which is of significant value given the manager of managers format of the Portfolios. The Board had also been advised by the Adviser that over longer term periods there is generally a positive correlation between higher management fees and superior investment performance. In addition, the Board noted that pursuant to the Company’s current arrangement with the Adviser, the Adviser voluntarily limits the total expenses for the Small Company Growth and Small Company Value Portfolios. As to total expenses, the Board noted that total expenses are influenced by the small size of the complex. The Board received information regarding fees charged by the Adviser to other registered investment companies advised by the Adviser and similar to certain Portfolios and determined such fees were comparable to those of the applicable Portfolios. The Board concluded that the advisory fee for each Portfolio was reasonable and appropriate in amount.

Profitability to Wilshire and Economies of Scale

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Portfolios. The Board concluded that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the Portfolios. In addition, the Board considered the extent to which economies of scale are realized as the Portfolios grow and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Portfolio’s asset size, each Portfolio’s expense ratio, the voluntary advisory fee waivers in place for the Small Company Growth and Small Company Value Portfolios and whether the investment process produced economies of scale. The Board concluded that each Portfolio’s advisory fee reasonably reflected appropriate recognition of any economies of scale.

Fall-Out Benefits—Wilshire

The Board considered the nature and amount of any benefits derived by the Adviser from its relationship with the Portfolios. The Board determined that the advisory fees were reasonable in light of these fallout benefits.

Nature, Extent and Quality of Services—Sub-Advisers

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Portfolio, and the resources made available to such personnel. The Board also considered the Subadviser’s compliance with investment policies

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

and general legal compliance. In addition, the Board considered the analysis provided under the Adviser’s oversight program, which concluded that each Subadviser was providing reasonable services and recommended that each Subadvisory Agreement for each Portfolio be continued.

Based upon all relevant factors, the Board concluded that the investment performance of Los Angeles Capital Management with respect to the Large Company Growth and Large Company Value Portfolios, Goldman Sachs and Delaware with respect to the Large Company Growth Portfolio and NWQ with respect to the Small Company Value Portfolio met or exceeded acceptable levels of investment performance and, therefore, was satisfactory. The Board concluded that the investment performance of AllianceBernstein with respect to the Large Company Value Portfolio was in a competitive range in comparison to its benchmark. The Board determined that Los Angeles Capital Management’s underperformance with respect to the Dow Jones Wilshire 5000 Index Fund was a result of its small size and expenses and, therefore concluded that investment performance was satisfactory. The Board also determined that, although Los Angeles Capital Management had underperformed with respect to the Small Company Growth and Small Company Value Portfolios over longer term periods, current outperformance resulted in a conclusion that investment performance was satisfactory. The Board determined that Pzena’s investment performance with respect to the Large Company Value Portfolio was satisfactory, based upon outperformance over longer term periods, although Pzena had underperformed over the short term due to its underweight to the energy sector. Based upon Wilshire’s recommendation that Kalmar’s Subadvisory Agreement be renewed while ongoing performance was being reviewed, the Board determined to recommend continuation of the Subadvisory Agreement with Kalmar given Kalmar’s recent tenure as a subadviser of the Small Company Growth Portfolio.

Subadvisory Fees

The Board considered each Portfolio’s subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee was deemed reasonable by the Board.

For the Subadvisers that reported fees for “Other Clients” with comparable investment policies and services, the Board noted that most Subadvisers did not charge higher fees to the Adviser for the Portfolios than was charged to their Other Clients. For the Subadvisers where the fees charged to the Adviser were higher than that charged to Other Clients, the Board determined that the fees charged to the Adviser were generally competitive.

Based upon all of the above, the Board determined that the subadvisory fees for each Portfolio were reasonable.

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Profitability to the Subadvisers

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers were limited due to the size of the Portfolios. Accordingly, the Board concluded that they need not review estimated levels of profits to the Subadvisers in order to conclude, as they did, that profitability to the Subadvisers was not unreasonable.

Economies of Scale—Subadvisers

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Portfolio and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Portfolio under the Subadvisory Agreement is reasonable in relation to the asset size of such Portfolio. The Board concluded that the fee schedule for each Portfolio reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits – Subadvisers

The Board also considered the character and amount of other incidental benefits received by each Subadviser. The Board considered each Subadviser’s soft dollar practices, where applicable. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Portfolio.

Wilshire Associates Incorporated

1299 Ocean Avenue

Santa Monica, CA 90401

1-888-200-6796

www.wilfunds.com

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one “audit committee financial expert” (as defined by Item 3 of Form N-CSR) serving on its audit committee. Mr. Roger A. Formisano, the Registrant’s audit committee financial expert, is “independent,” for purposes of Item 3 of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Directors.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $124,650 for 2006 and $117,600 for 2005.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, tax planning and tax training are $11,915 for 2006 and $11,240 for 2005. Such services consisted of quarterly diversification review, annual distribution review and tax return review.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

Pursuant to Registrant’s Audit Committee Charter (the “Charter”), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) 100%

(d) Not applicable.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $209,120 for 2006 and $145,470 for 2005.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on January 10, 2006.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is incorporated by reference to the registrant’s Form N-CSR as filed with the SEC on March 10, 2005.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President (principal executive officer)

Date March 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President (principal executive officer)
Date March 5, 2007

By (Signature and Title)*	/s/ Scott Boroczi
Scott Boroczi, Treasurer (principal financial officer)

Date March 5, 2007

*	Print the name and title of each signing officer under his or her signature.